National Integrity VAROOM
As filed with the Securities and Exchange Commission on April 28, 2022
Registration Nos. 333-167372 and 811-04846

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number
Post-Effective Amendment Number: 13    [ x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 145    [ x]
(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company
(Exact Name of Registrant)

National Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Guarantor's Telephone Number, including Area Code)

Bryan J. Kreyling, Esq.
Counsel
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2022 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: VAROOM® Flexible Premium Variable Annuity

VAROOM® Variable Annuity
May 1, 2022
National Integrity Life Insurance Company
Separate Account I of National Integrity Life Insurance Company
This prospectus describes a flexible premium variable annuity contract. We no longer make new sales of this contract, although current owners may continue to make premium payments. This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs). This contract does not provide the tax advantages typically provided by an annuity contract. The tax advantages of this contract exist solely through its qualification as an IRA.
Except for the Fidelity VIP Government Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.
Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract. These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.
If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions. You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit. Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources.
This annuity is not a deposit of a bank or other financial institution. It is not insured by the Federal Deposit Insurance Corporation, the National Credit Union Share Insurance Fund or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at Investor.gov.
This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

GLWB Investment Strategies	38
Allocations and Transfers for the GLWB	40
Withdrawal Protection for Required Minimum Distributions	41
Continuation of the Spousal GLWB at Owner’s Death	41
Guaranteed Payment Phase	42
Cancellation and Termination of Rider	42
Additional Rules	43
Additional Rules that Apply to the Spousal GLWB Rider	43
Should You Purchase the GLWB Rider	44
Examples	44
Part 7 – Voting Rights	44
How Fund Shares Are Voted	44
How We Determine Your Voting Shares	45
Part 8 – Tax Aspects of the Contract	45
Tax Status of the Contract	45
Types of IRAs	45
Rollovers and Transfers	46
Early Distributions	47
Required Minimum Distributions (RMD)	47
Inherited IRAs	48
Compliance with the SECURE Act	48
Federal and State Income Tax Withholding	49
Tax Status of the Company	50
Transfers Among Subaccounts	50
Seek Tax Advice	50
Part 9 – Additional Information	50
Cyber Security and Certain Business Continuity Risks	50
Risks Associated With the COVID-19 Pandemic	51
Anti-Money Laundering	51
Systematic Withdrawal Program	51
Income Plus Withdrawal Program	52
Choices Plus Required Minimum Distribution (RMD) Program	52
Systematic Transfer Program	53
Customized Asset Rebalancing Program	53
Legal Proceedings	54
Appendices
Appendix A – Funds Available Under the Contract	55
Appendix B – Withdrawal Charge Examples	58

GLOSSARY
Account Value - the value of your contract, which consists of the value of your Investment Options added together.
Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
National Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	National Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-433-1778

Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.
Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.
Annuity Option - an arrangement under which income payments are made.
Business Day - any day that the New York Stock Exchange is open.
Contract Anniversary - occurs once annually on the same day as the Contract Date.
Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.
Contract Year - a year that starts on your Contract Date or any Contract Anniversary.
Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.
Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary's election of form of payment.
Exchange-Traded Funds (ETFs) - a type of investment fund that invests in a basket of securities or other assets and trades like a stock on an exchange.
Fixed Account - an Investment Option offering a fixed rate of return.
Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.
Fund - an investment in which a Subaccount invests; all Funds in this annuity are ETFs, except the Fidelity VIP Government Money Market Portfolio.
General Account - the Company’s account that contains all of our assets other than those held in separate accounts.
Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, the address of which is noted above in this Glossary.
Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit Rider that guarantees lifetime payments will be available for withdrawal.
GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.
IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Tax Code.
IRS - the Internal Revenue Service.
Maturity Date - the 100th birthday of the Annuitant named on the Contract Date. The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.
Rider - a supplement to your contract that provides optional benefits at an additional cost.
Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches the qualified age under the Code and applicable IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72); this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA unless an exemption is otherwise available under applicable law.
Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.
Separate Account - Separate Account I of National Integrity Life Insurance Company. Its assets are segregated from the General Account by National Integrity Life and divided into Subaccounts.
Subaccounts - Investment Options available to you under the contract other than the Fixed Account. Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.
Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.
Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.
Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service (IRS).
Unit - measure of your ownership interest in a Subaccount.
Unit Value - value of each Unit calculated on each Business Day.

Part 1 – Key Information, Overview, Fee Table, and Principal Risks of Investing in the Contract
Important Information You Should Consider About the VAROOM Variable Annuity Contract

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges	There are no transaction charges under the contract, other than the withdrawal charge.	Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Charges

Annual Fee	Minimum	Maximum
1. Base contract	1.75%[1]	1.75% [1]
2. Investment options (Fund fees and expenses)	0.03% [2]	0.48% [2]
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.60% [3]	0.80% [3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

1 The Base Contract Charge is the sum of a 1.00% Mortality and Expense Risk charge and a 0.75% Administration Charge.
2 Investment Option fees are as of December 31, 2021, and may vary from year to year. Assessed daily on the Account Value in the Subaccounts.
3 The charge varies, depending on which GLWB Investment Strategy you choose. You may elect only one of the GLWB Investment Strategies.

Lowest Annual Cost:	Highest Annual Cost:
$1,643.54	$2,639.25
Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional Purchase Payments, transfers, or withdrawals
•     Investment of $100,000
•     5% annual appreciation
•     Most expensive combination of optional benefits and Fund fees and expenses
•     No sales charges
•     No additional Purchase Payments, transfers, or withdrawals

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•
    This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•     Withdrawal charges apply for up to five years following your last contribution.

•     Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period.

•     The benefits of tax deferral derived from the contract being issued as an IRA mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•     An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).

•     There are unique risks associated with each Fund and the Fixed Account, and you should review these investment options before making an investment decision.

•     Other than the Money Market Portfolio, the Funds are exchange-traded funds that have risks not present with non-ETF mutual funds. For example, if the ETF custodian or third party broker-dealers terminate their services and replacement services cannot be secured, then we would be required to disallow additional contributions.

•     The ETFs offered through VAROOM track indices passively, and thus are not actively-managed funds.

•     Shares of ETFs may trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.

Principal Risks of Investing in the Contract

Insurance Company Risks
An investment in the contract is subject to the risks related to National Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of National Integrity Life. More information about National Integrity Life Insurance Company, including its financial strength ratings, is available at the following toll-free telephone number: 1800-433-1778.
Principal Risks of Investing in the Contract
Restrictions	Location in Prospectus
Investments
•     National Integrity Life Insurance Company reserves the right to remove or substitute Portfolios as investment options available under the contract.

•     If you elect the GLWB, you must allocate your premium to only one of the two GLWB Investment Strategies.

•     We reserve the right to limit transfers if frequent or large transfers occur.
National Integrity Life and the Separate Account Terms of Your Variable Annuity Optional Benefits
Optional Benefits
•     If you own the GLWB rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.

•     Under the GLWB rider, if you withdraw less than the Lifetime Payout Amount (LPA) in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

•     Under GLWB Investment Strategy 1, you must allocate your premium according to one of three model portfolios. Under GLWB Investment Strategy 2, the subaccounts are divided into 5 groups that vary in investment orientation, and you then must select from among the subaccounts designated for the group.

•     We terminate the GLWB rider automatically upon certain events (e.g., the date you voluntarily elect an Annuity Option).
Optional Benefits
Taxes	Location in Prospectus

Tax Implications
•     You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•     Given that the contract must be issued as an IRA, you do not receive any additional tax benefit.
•     Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Tax Aspects of the Contract
Conflicts of Interest	Location in Prospectus
Investment Professional Compensation

     Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements could create a conflict of interest between the broker-dealer or the registered representative and the customer.
Commission Allowance and Additional Payments to Distributors
Exchanges
Investment professionals may have a financial incentive to offer you a new annuity contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Commission Allowance and Additional Payments to Distributors

Overview of the Contract
The following is intended as a summary. Please read each section of this prospectus for additional detail.
The contract is designed for investors who intend to accumulate funds for retirement or other long-term financial planning purposes, and thus is best suited for those with a long investment horizon. Although you have the ability to make partial withdrawals and/or surrender the contract at any time during the accumulation phase, the contract should not be viewed as a highly liquid investment.

Contract is an IRA
This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code. The contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this contract exist solely through the contract's qualification as an IRA.
You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly through the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.
Your Rights and Benefits

As the owner of the contract, you have the following rights:
•To contribute, transfer and withdraw money. See Part 5.
•To invest your premiums in the Investment Options. See Part 3.
•To elect any optional benefit available at the time you purchase the annuity contract. See Part 6.
•To elect an Annuity Option. See Part 5, section titled "Maturity Date and Annuity Option."
•To name one or more beneficiaries to receive the Death Benefit. See Part 5, sections titled "Death Benefit" and “Selecting and Changing Your Beneficiary.” If the owner is a custodian, the owner must name itself as the sole beneficiary.

Phases of the Contract
The contract has two phases – the accumulation phase and the annuity phase. During the accumulation phase, subject to certain restrictions, you can apply contributions to your contract, and we provide a Death Benefit. Once you begin receiving income payments under an Annuity Option, your contract enters the annuity phase and we make periodic payments to you consistent with the Annuity Option you selected. During the annuity phase you will receive a stream of income payments and will not be able to take withdrawals, and the Death Benefit and any GLWB rider you may have elected will terminate.
Investment Goals and Risks
You may invest in any of the Investment Options available to you under the contract, including the Subaccounts and the Fixed Account. Each Subaccount carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Subaccounts invest in underlying Funds, which in turn invest in common stocks, bonds or other investments. Additional information about each Fund is provided in an Appendix to this prospectus, entitled “Funds Available Under the Contract.”
The Fixed Account Investment Option has a stable value. However, the ability of National Integrity Life Insurance Company to fulfill its obligations under the Fixed Account is dependent on its financial strength and claims-paying ability.
Account Value and Surrender Value
Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Subaccount will go up or down in value depending on the investment performance of the corresponding Fund. The value of contributions allocated to the Subaccounts is not guaranteed. However, the value of your premiums allocated to the Fixed Accounts is guaranteed by National Integrity Life Insurance Company. Your Account Value is subject to various charges. See Part 4.
Your Surrender Value is equal to your Account Value, reduced by any withdrawal charge and any applicable premium tax. See Part 4.
Your minimum Account Value is $5,000 if this Contract is issued in New York and $2,000 if this Contract is issued in any other state. If the Account Value goes below the minimum Account Value and we have received no premiums from you for three years if this Contract is issued in New York and two years if this Contract is issued in any other state, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to contribute additional premium to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have a GLWB Rider.
If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal. (Please note that you may fully surrender your contract at any time.) This rule does not apply if you have a GLWB Rider. See Part 5, section titled “Withdrawals.”
Death Benefit
As a standard feature, the contract provides a Death Benefit. The Death Benefit is equal to the greater of:
1.     the Account Value on the Death Benefit Date; and
2.     your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge. A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.
Optional Benefits and Features
For an additional fee, you can elect the GLWB Rider. The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect. However, as discussed in Section 6 of this prospectus, any withdrawals you take that deviate from the terms of the Rider (e.g., a withdrawal exceeding the Lifetime Payment Amount) can have a detrimental impact on the value of your Rider.
We also offer programs designed to help you allocate contributions and Account Value. These programs are detailed in Section 9, and in summary are as follows:

•Systematic Withdrawal Program: allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date.
•Income Plus Withdrawal Program: allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract any time before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.
•Choices Plus Required Minimum Distribution (RMD) Program: allows you to pre-authorize withdrawals from your IRA after you attain the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72).
•Systematic Transfer Program: a program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis.
•Customized Asset Rebalancing Program: allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.
How Your Contract is Taxed
You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.
Fee Table
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract, or transfer Account Value between investment options. State premium taxes also may be deducted.1
Transaction Expenses

Deferred Sales Load - as a percentage of contributions[2]	7%
Pinnacle (pre 1-1-12) Integrity     9
The next tables describe the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

VAROOM	Maximum Charge	Current Charge
Base Contract Expenses - assessed on Account Value in the Subaccounts [3]	1.75%	1.75%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value):
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	0.80%

1 State premium taxes currently range from 0% to 1.0% for IRAs.
2 The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old. See Part 4.
3 The Base Contract Charge is the sum of a 1.00% Mortality and Expense Risk charge and a 0.75% Administration Charge.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. A complete list of Funds available under the contract, including their annual expenses, may be found in Appendix A – Funds Available Under The Contract.

Annual Fund Expenses*	Maximum	Minimum
(expenses deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.03%	0.48%
*The expenses listed are for the year ended December 31, 2021, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges that what is depicted here.
Example
The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Fund expenses.
Each example assumes that you invest $100,000 in the contract for the time periods indicated. Each example also assumes that your investment has a 5% return each year, and assumes (except for the “without rider” example) the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Highest Cost Example With Rider
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$10,900	$17,830	$23,934	$40,989

If you do not surrender your contract or you annuitize under an Annuity Option with a life contingency or with a period certain providing for fixed payments over 10 or more years at the end of the applicable period:

1 year	3 years	5 years	10 years
$3,900	$11,830	$19,934	$40,989

Highest Cost Example Without Rider
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$9,333	$13,186	$16,302	$26,335

If you do not surrender your contract or you annuitize under an Annuity Option with a life contingency or with a period certain providing for fixed payments over 10 or more years at the end of the applicable period:

1 year	3 years	5 years	10 years
$2,333	$7,186	$12,302	$26,335

Principal Risks of Investing in the Contract
There are risks associated with investing in this contract. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Funds and other Investment Options you select. It is possible for your Account Value to be less than the sum of your contributions.
Variable annuities are not a short-term investment vehicle. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and may be subject to a 10% income tax penalty if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.
Set forth below are some specific risks you should consider.
Investment Risk. You bear the risk of any decline in the Account Value attributable to the performance of the Funds. The Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the Subaccounts you have selected make money, your Account Value goes up. If they lose money, your Account Value goes down. You bear the entire investment risk. Even a Subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the Subaccount level. We do not promise that the Funds will meet their investment objectives. Interests in the contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.
Except for the Fidelity VIP Government Money Market Portfolio, each Fund is an ETF. ETFs differ from other funds in that they are bought and sold on a securities exchange, just like the common stock of an operating company. Each of the ETFs in VAROOM tracks a securities index by using a representative sampling approach. Thus, the ETFs are subject to risks related to the investment management of the ETF’s portfolio securities. Because the ETFs offered through VAROOM track securities indices, they generally have lower expenses and fees than actively managed mutual funds included as investment options within variable annuities.
Possible disadvantages of the Subaccounts investing in ETFs include the following:
•Tax efficiency. ETFs are attractive to investors buying ETFs directly because of their tax efficiency and cost-effectiveness. Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA. The ETFs in which the Subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.
•Discount from NAV. Shares of ETFs may trade at a discount from their net asset value in the secondary market, particularly during periods of market stress. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.
•ETF Custodian. As discussed below in the section ETF Custodian, the ETF Custodian we have engaged works with third-party broker-dealers to buy and sell ETF shares. If these services are interrupted for whatever reason we might have to disallow additional contributions to the contract. Relatedly, it also is possible that the ETF sponsor will decide to stop creating new ETF shares.
Withdrawal and Surrender Risk. You should carefully consider the risks associated with withdrawals under the contract. A full surrender of the contract or a partial withdrawal from it may be subject to substantial surrender charges and income taxes. Surrenders and partial withdrawals from certain tax-qualified contracts may be restricted. In addition, you cannot make withdrawals from the contract after it has been annuitized.
Thus, you should not view the contract as a ready source of immediate cash. Rather, you should view the contract as a long-term investment designed to assist with your retirement financial needs.
Investment Restriction Risks. Under the GLWB Rider, you must allocate your premiums according to one of the two GLWB Investment Strategies – Basic Allocation or Self Style Allocation. Thus, the GLWB rider restricts the Funds you can invest in. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might have generated superior investment performance.
Under the Systematic Transfer Option (STO), once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers made as part of that Investment Option. You should consider that restriction before allocating premiums to the STO.
Risk Associated With Election of an optional benefit. Under the GLWB rider, there are requirements that must be adhered to in order to preserve and maximize the guarantees under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an optional benefit without fully realizing the guarantees available under the benefit. For example, such would be the case if you were to hold the GLWB rider for many years and die sooner than anticipated, without having taken withdrawals. Finally, please be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLWB rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our General Account (including Fixed Account interest, the death benefit, and annuity income payments) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your contract that result from cyber attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business.
Part 2 – National Integrity Life and the Separate Account
National Integrity Life Insurance Company
National Integrity Life is a stock life insurance company organized under the laws of New York on November 22, 1968. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. National Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.
National Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations,” such as income payments under the GLWB Rider after your Account Value is exhausted. In this case, we will pay you the income payments from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.
The Western and Southern Life Insurance Company, National Integrity Life’s parent company, has guaranteed the insurance obligations of National Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts. The Guarantee provides that contract owners can enforce the Guarantee directly.
Separate Account I
Separate Account I of National Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of New York. The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).
Under New York law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your contract. National Integrity Life Insurance Company is responsible for all obligations under the contract. However, the assets of National Integrity Life will not be used to pay any liabilities of Separate Account I, other than those arising under variable annuity contracts supported by Separate Account I.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.
Subaccounts
The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of a Fund with the same name. The Subaccounts available in this contract are listed in Appendix A of this prospectus. We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.
Each Subaccount available in this contract (except for the Fidelity VIP Government Money Market Portfolio) invests in the shares of a distinct ETF. Each ETF available through a Subaccount is a registered investment company. ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc. ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.
Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index. The returns on the ETF shares will not precisely correlate with the performance of the index. You cannot invest directly in an index. You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than actively managed underlying funds included in most variable annuities on the market today.
Distribution of Variable Annuity Contracts
Touchstone Securities, Inc., an affiliate of National Integrity Life, serves as the principal underwriter for our variable annuity contracts. Touchstone Securities, Inc. and National Integrity Life are under the common control of the same parent company: The Western and Southern Life Insurance Company. The principal business address of Touchstone Securities is 400 Broadway, Cincinnati, Ohio 45202. The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.
ETF Custodian
Mid Atlantic Trust Company (MATC), a South Dakota registered non-depository trust company, is the custodian for the ETFs held by the Subaccounts. MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account. MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers. We pay for these services under an agreement with MATC. The third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange. These brokerage fees are paid by MATC.
The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments. If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods. If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible. These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options. While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional contributions into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).
Changes in How We Operate
We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the Funds or Investment Options. We may take one or more of the following actions:
•combine the Separate Account with any other separate account we own;

•transfer assets of the Separate Account to another separate account we own;
•add, remove, substitute, close, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;
•register or end the registration of the Separate Account under the 1940 Act;
•operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity Life);
•restrict or eliminate any voting rights of owners or others that affect our Separate Account;
•cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;
•operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;
•make any changes required by the 1940 Act or other federal securities laws;
•make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code; or
•make other changes required under federal or state law relating to annuities.
Part 3 – Your Investment Options
You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus. If you purchase one of the GLWB Riders, your Investment Options are limited. See Part 6.
The Funds
Each Subaccount invests in the shares of a distinct Fund. Each Subaccount and its corresponding Fund share the same name. The value of your Subaccount will vary with the performance of the corresponding Fund.
Information regarding each Fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund etc.) (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the appendix to this prospectus entitled “Funds Available Under the Contract”. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper copies of those prospectuses by calling our Administrative Office toll-free at 1-800-433-1778.
Static Asset Allocation Models
We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.
We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.
Each asset allocation model contemplates that a percentage of your Account Value is allocated to each Subaccount included in the model. The percentage allocation to any given Subaccount may be the same as that for another Subaccount or may differ. We revise each model annually, and such revisions can involve the identity of the Subaccounts included in the model and/or the percentage allocation to each Subaccount. When you select a model, we allocate your Account Value according to the model. If you have opted for rebalancing, we rebalance your Account Value to conform to the percentages in the model you selected and with the rebalancing frequency you selected. If you have not opted for rebalancing, we do not rebalance your Subaccount allocations. Apart from any such rebalancing, we make no changes to your Account Value allocations unless and until you give us further instructions. Thus, for example, we would not initiate a change to your Account Value allocations if, in a subsequent year, the percentage allocations under the model are changed. Nor would we notify you of a decision to cease offering a given model for new elections.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus. See Part 5, section titled “Allocations and Transfers.”
Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then-available Funds in this annuity. We may discontinue, add, eliminate or change the models at any time.
For further information about the static asset allocation models, please contact our Administrative Office at 1-800-433-1778.
The Fixed Account
Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that are in excess of Account Value. The General Account is not registered under the Securities Act of 1933 or the 1940 Act. Disclosures regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Systematic Transfer Option (STO)
We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO. That interest rate is guaranteed for that premium while in the STO period selected. Available STO periods are six months or one year. All STO premiums will be automatically transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select. You can invest in either the six-month or one-year STO at any one time, but not both. We require a minimum premium to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO. Once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers described above.
The STO is available for new premiums only. You cannot transfer from the Subaccounts into the STO. See “Systematic Transfer Program” in Part 9 for more details on this program. If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.
You can get the current fixed interest rate applicable to STO by calling our Administrative Office at 1-800-433-1778.
Part 4 – Deductions and Charges
Separate Account Charges
We deduct a daily charge equal to an annual effective rate of 1.75% of your Account Value in each of the Subaccounts to cover our separate account charges, which include
•mortality and expense risk charge of 1.00%; and
•administration expense charge of 0.75%.
A portion of the separate account charges pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.
The administration expense charge is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration expense charge also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including brokerage commissions. The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC. See Part 2, section titled “ETF Custodian.” This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs. Ultimately, this cost is passed along to you as part of this administrative expense.
The administration expense charge may also reimburse us for the costs of distribution of this variable annuity. We expect to make a profit from the separate account charges. The separate account charges cannot be increased without your consent.
Fund Expenses
The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds.
Withdrawal Charge
If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium. The amount of the withdrawal charge is a percentage of each premium withdrawn and not of the Account Value. The charge varies, depending upon the "age" of the premiums included in the withdrawal. The “age” of a premium is the number of years that have passed since each premium was paid.

Premium Year	Charge as a Percentage of the Premium Withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premium is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, is withdrawn. Please note, however, that for tax purposes, withdrawals are generally considered to be gain first. See Part 8.
Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums. A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.
You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled "Free Withdrawal Amount."
We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount. When the withdrawal charge is deducted from the Account Value, it is deducted on a pro rata basis from the subaccounts then held under the contract.
We will not deduct a withdrawal charge from:

•    the Death Benefit; or
•    a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over 10 or more years.
If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal. (Please note that you may fully surrender your contract at any time.) This rule does not apply if you have a GLWB Rider. See Part 5, section titled “Withdrawals.”
For more information and examples of application of the withdrawal charge, see Appendix B.
Reduction or Elimination of the Withdrawal Charge
We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity Life or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.
Commission Allowance and Additional Payments to Distributors
We generally pay a commission to the sales representative equal to a maximum of 6% of premiums, and up to 0.70% trail commission paid on Account Value starting in the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.
A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff and advantageous placement of our products. We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.
National Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. This payment to broker-dealer firms is separate from and in addition to brokerage commissions paid to our distributors from your Distribution Charge. The broker-dealer firms are American Portfolios Financial Services, Inc., BBVA Securities, Inc., BOK Financial Securities, Inc., Cadaret, Grant & Co., Inc., Cetera Investment Services LLC, Commerce Brokerage Services, Inc., CUNA Mutual Insurance Agency, CUSO Financial Services, LP, Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., Huntington Securities, Inc., Infinex Investments, Inc., LPL Financial LLC, M&T Securities, Inc., PNC Investments LLC, and US Bancorp Investments, Inc.
Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or the registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about compensation in the SAI.
Optional Benefit Charges
You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.
Tax Reserve
In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Subaccounts.

State Premium Tax
We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option. State premium taxes currently range from 0 to 1.0% for IRAs.
Part 5 – Terms of Your Variable Annuity
Purchasing the Contract
If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.
To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 80 at the time of application.
This contract must be issued as an IRA. Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA. See Part 8.
If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment. You should not transfer from another annuity contract unless you determine that the transfer is right for you. Please note that the person who sells you this contract generally will earn a commission on the sale. You should also consult a tax advisor before requesting a tax-free transfer or rollover.
Premium Payments

Minimum initial premium	$25,000
Minimum additional premium	$1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan. You can make additional premium payments at any time before age 81, or earlier if limited by the Tax Code. For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72), and thereafter.
You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code. You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code. For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and a rollover of an after-tax contribution that had been made to a Roth IRA may be a taxable event. You cannot roll over distributions from an existing IRA or from certain other qualified plans that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution. For more information about limitations, see Part 8, section titled “Rollovers and Transfers.”
If you transfer or roll over money into this contract in the calendar year on or after you reach the qualified age under IRS regulations, you must take your RMD for the current calendar year before you purchase this contract.
We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law. You cannot purchase this contract with a rollover or transfer of death benefits from another annuity.
Your premiums are invested in the Investment Options you select. Each premium is credited as of the date we receive the premium in Good Order at our Administrative Office, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act. Good Order means complete information we require to process your application or any request.
Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.
Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.
Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Administrative Office. If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change. See Part 5, section titled "Allocations and Transfers."
All premiums are deemed received when they are received in Good Order at our Administrative Office.
Units in Our Separate Account
Your investment in the Subaccounts is used to purchase Units. On any given day, the value you have in a Subaccount is the number of Units you own in that Subaccount multiplied by the Unit Value. The Units of each Subaccount have a different Unit Value.
Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount. We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law. The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.
Each Unit represents a fractional undivided interest in the assets held in the related Subaccount. If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased. If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased. Units will remain outstanding until redeemed by a contract owner.
If we make a mistake in executing any purchase or redemption, we will reprocess, if necessary, any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of any reprocessing.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.
How We Determine Unit Value
We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange. Note that the ETF shares may trade at a discount from the net asset value of the ETF. To value your Subaccount Units invested in the Fidelity VIP Government Money Market Portfolio, we use the daily net asset value provided by Fidelity for the VIP Government Money Market Portfolio. In addition to the Fund shares, the Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.
The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day. The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.
We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).
Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.
Allocations and Transfers
Only one investment allocation to the Subaccounts may be in place at any time on your contract. This allocation applies to your current investment, future premiums, and rebalancing. If you submit a premium without allocation instructions, we allocate the premium consistent with your most recent allocation (which could be your initial allocation instructions if those are the most recent). In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO. Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.
You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change. A transfer between or among Subaccounts is an “allocation change.” Here are the details:
•A 60-day waiting period applies after your initial allocation on the Contract Date. This means you must wait 60 days after the contract is issued before you make an allocation change.
•A 60-day waiting period applies after any voluntary allocation change. This means you must wait 60 days after the date you make an allocation change before you make another allocation change.
•The following allocation changes will not trigger the 60-day waiting period:
◦automatic rebalancing;
◦automatic transfers from the STO;
◦reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate”);
◦automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.
Allocations and transfers are restricted further if you have a GLWB Rider. See Part 6.
To request a reallocation, you may write to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. You may also contact your sales representative to request a reallocation. Each request for a reallocation or transfer must specify:

•the contract number; and
•the Subaccounts and allocation percentages stated in whole percentages.
If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed. You will need to resubmit a request that is in Good Order for your reallocation to be processed.
You may also request a reallocation through our telephone transfer service using your personal identifiers. We will honor telephone instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf. Telephone reallocations may be requested from 9:00 a.m. to 5:00 p.m. Eastern Time, on any day we are open for business. We do not guarantee that we will be able to accept transaction instructions via telephone at all times, and we reserve the right to limit, restrict or terminate telephonic transaction privileges at any time.
If we receive your request in Good Order at our Administrative Office before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.
Requests received at our Administrative Office at or after the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all reallocations in writing.
Detrimental Effect of Trading on Unit Values
This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading. Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract. See Part 5, section titled "Allocations and Transfers." We may refuse any reallocation request for an owner or certain owners if we believe, in our sole discretion, that a specific request or group of requests may have a detrimental effect on Unit Values. We will notify you or your designated representative if your requested reallocation is not made.
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading
This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market. You cannot engage in intra-day trading of the ETFs available through the Subaccounts. Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.
If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail or overnight delivery service. We may reject transactions made in violation of our market timing policies. We may modify these restrictions at any time in our sole discretion.
Withdrawals
You may make withdrawals as often as you wish, subject to the following rules:
•Each withdrawal must be at least $250.
•Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000. (Please note that you may fully surrender your contract at any time.) This rule does not apply to a withdrawal of your Free Withdrawal Amount, your RMD, or if you have a GLWB Rider.
Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the withdrawal will come from each of your four Subaccounts.

Withdrawals are processed when a request is received in Good Order at our Administrative Office. When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.
The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled "Withdrawal Charge"). The amount you receive will be the amount you requested, less any applicable tax withholding. Withdrawals are handled differently if you elect a GLWB Rider. See Part 6.
Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium. Your investment comes out first, beginning with the oldest premium first, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn. Please note, however, that for tax purposes, withdrawals prior to the annuity starting date are considered to be gain first. See Part 8.
Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. While we no longer accept these arrangements, if you already have them in place the payments are withdrawals from your Account Value and will be subject to any applicable withdrawal charge. We will withdraw the requested payment according to the third party's instructions (including instructions about which Subaccounts to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.
Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.
Additional restrictions apply to withdrawals if you have a GLWB Rider. See Part 6.
Your Death Benefit is reduced by withdrawals on a proportional basis. See Part 5, section titled "Death Benefit."
Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. See Part 8.
Free Withdrawal Amount
You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge. The Free Withdrawal Amount is the greater of:
•10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or
•10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year. (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date.)
If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year. Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.
If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it, or any unused portion of it, to the next year’s Free Withdrawal Amount.
The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium. If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only. The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.
Timing of Payment of a Withdrawal or Surrender
We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Administrative Office. However, we can defer our action for any period during which:
(1)    the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;
(2)    an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or
(3)    the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.
Assignments
This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract. Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income. A 10% federal tax penalty also may apply.
Death Benefit
We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.
The Death Benefit amount will be the greater of:
1.    the Account Value on the Death Benefit Date; and
2.    your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge. A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.
Example of the effect of withdrawals on the Death Benefit:
•if your Death Benefit is $100,000 (i.e., representing total premiums of $100,000) where your current Account Value is $80,000,
•and you take a withdrawal of $10,000 (which includes any withdrawal charge and associated charges),
•we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal
▪($10,000 / $80,000);
•therefore, your Death Benefit is reduced by $12,500 – to $87,500.
Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.
This example is for illustrative purposes only and does not predict results.
Your beneficiary generally has a choice of how to receive the Death Benefit.
1.    The beneficiary may take a lump sum. If the beneficiary elects this option, we will pay the Death Benefit to the beneficiary.
2.    The beneficiary may defer for up to five years. If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the available Subaccounts for a period of up to five years. Separate account charges will continue to apply. At the end of five years, the entire amount must be paid to the beneficiary.
3.    The beneficiary may treat the contract as an inherited IRA. If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the available Subaccounts. Separate account charges will continue to apply. The beneficiary must choose to receive the Death Benefit as either:
a)    an immediate annuity with a life contingency; or
b)    substantially equal payments over his or her life expectancy or other payout period as defined by the Tax Code. Certain beneficiaries may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date; for other beneficiaries, the payout period may be limited to 5 or 10 years. (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)
Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached the qualified age under IRS regulations, if later. A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.” If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.
The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five or ten years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.
For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590. You should seek independent tax advice.
If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years. If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.
Spousal Continuation
If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner. If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Subaccounts you have selected on a pro rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.
All terms and conditions of the contract continue to apply including the withdrawal charge. When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.
A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.
The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Selecting and Changing Your Beneficiary
You may name one or more beneficiaries as primary or contingent beneficiaries. The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death. If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any. If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.
If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.
If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.
You may change any beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time. Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend. Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention. You may wish to name a contingent beneficiary in case your spouse dies before you. If the owner is a custodian, the owner must name itself as the sole beneficiary.
Filing Death Claims
To file a death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary's election of how they wish to receive the Death Benefit proceeds. On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.
During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death. As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations. Separate account charges will continue to apply.
If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election. The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.
Death Benefit proceeds ordinarily will be paid within 7 days after receipt at our Administrative Office of an original certified death certificate and death benefit claim paperwork in Good Order, including the beneficiary’s election of how they wish to receive the Death Benefit proceeds.
Maturity Date and Annuity Option
Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date. You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date. Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.
An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. For any annuity, the minimum payment must be at least $100. If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead. All Annuity Options are funded through our General Account.
The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax. The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain. These options provide a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a nonguaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years. If you select any other nonguaranteed Annuity Option, the amount applied to determine your annuity payments will be the Surrender Value, or if this Contract is issued in New York, the amount applied to determine your annuity payments under (ii) above will be the greater of the Surrender Value or 95% of your Account Value.
We currently offer additional Annuity Options listed below; however, we may eliminate or change the non-guaranteed options available at any time:
•period-certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your life expectancy. The amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.
•period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining payments in the fixed period will go to the beneficiary.
•life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.
If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date. You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want. If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.
Annuity Payments
Once payments begin under an Annuity Option, payments will not change. The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant's age and sex (where permissible). Once an Annuity Option is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value. When the contract value is applied toward the purchase of an Annuity Option, it is converted into a stream of income payments. You cannot change or redeem the annuity once payments have begun.
If the age or sex of an Annuitant has been misstated, you will receive the benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.
How You Make Requests and Give Instructions
When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We cannot honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.
Abandoned or Unclaimed Property
Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Benefits Available Under The Contract
The following table summarizes information about the benefits available under the contract.
With respect to the Systematic Withdrawal program, the Income Plus Withdrawal program, the Choices Plus Required Minimum Distribution program, the Systematic Transfer program, and the Customized Asset Allocation program, note that although these programs are a standard part of the VAROOM contract, you would participate in any such program only upon making an affirmative election to do so.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit to designated beneficiary if you die before Annuity Date	Standard	Fee included in Base Contract Fee	•Withdrawals reduce Death Benefit Amount proportionally (i.e., by same percentage as your withdrawal bears to your Account Value at time of withdrawal).
Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date	Optional	None	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic withdrawals based on your life expectancy from your contract any time before you reach age 59½.	Optional	None
•
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program is not available with the GLWB Rider

Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn qualified age under IRS regulations	Optional	None	•Withdrawals of Account Value made as part of program are not subject to withdrawal charges as long as you do not take additional withdrawals •Program is not available with GLWB Rider.

Systematic Transfer Program	We accept new contributions into a Systematic Transfer Option (STO) and make transfers out of the STO to one or more other Subaccounts on a monthly or quarterly basis.	Optional	None
•If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in program will end.
•Program available with GLWB Rider only for initial premium.

Customized Asset Rebalancing Program	Allows you to have your investments rebalanced to your allocation percentages periodically	Optional	None	•Because different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. •Program not available with GLWB Rider
Guaranteed Lifetime Withdrawal Benefit	Rider guarantees lifetime payments for you (or you and your spouse if you elect Spousal Rider) regardless of how your investments perform, as long as Rider in effect	Optional	1.50% of average Account Value in Subaccounts
•If you take Nonguaranteed Withdrawals your lifetime payments will decrease and Rider may terminate.
•If you withdraw more than Free Withdrawal Amount and withdrawal results in Nonguaranteed Withdrawal, we will apply any withdrawal charges.
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of the GLWB Investment Strategies

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., under Free Withdrawal Amount)	Standard	None	•Absent such waivers, you may pay a withdrawal charge upon a withdrawal

Part 6 – Optional Benefits
You may purchase the optional GLWB Rider offered with this contract, which provides additional benefits for an additional charge. You may only elect a Rider at the time of application. Benefits under a Rider will replace or supplement the standard contract benefits. Charges for an optional benefit Rider are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

You should not add the GLWB Rider if you do not intend to take withdrawals prior to annuitization. Because the main purpose of the GLWB Rider is to assure a specified level of withdrawals for life, GLWB would not be suitable if you did not anticipate taking regular withdrawals from your contract. Conversely, if you anticipate taking a series of very large withdrawals, the GLWB would not be appropriate because such withdrawals would be treated as Nonguaranteed Withdrawals, which can have a negative effect on your Benefit Base and your Lifetime Payout Amount.
Guaranteed Lifetime Withdrawal Benefit
Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge. You may select the Individual GLWB Rider or the Spousal GLWB Rider.
The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect. You are the covered person under the Individual GLWB Rider. You and your spouse are the covered persons under the Spousal GLWB Rider. If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.
Lifetime Payout Amount (LPA)
The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider). You are eligible to begin receiving your LPA on the LPA Eligibility Date.
For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:
•January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or
•the Contract Date, if you are age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.
For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:
•January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or
•the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.
The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date. For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).
Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:
A + B + C, where:
(A)    is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75 and above	5.50%
*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider). The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.

(B)    is the cumulative Deferral Percentage. The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.
(C)    is a First-Year Deferral Percentage stated on the chart below:

Contract Date	First-Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First-Year Deferral Percentage is a one time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.
Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date. Your Benefit Base will be adjusted as follows:
1.    On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.
2.    If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.
3.    On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium. Additional premiums received after the first Contract Year will not increase your Benefit Base. They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.
The Benefit Base is used only to calculate the LPA and Rider charge. The Benefit Base is not available for withdrawal or payable as a death benefit.
If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining. The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.
If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
If your RMD is greater than the LPA for any calendar year, the LPA will be set equal to the RMD for that calendar year as long as calendar year withdrawals are limited to the RMD.
Nonguaranteed Withdrawal
Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.
On or after your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.
If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount. The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal. The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.
Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.
The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:
•Individual GLWB in effect
•Benefit Base = $100,000
•Account Value = $85,000
•LPA = $5,000
•One withdrawal is taken during the calendar year = $7,000
•Withdrawal taken after LPA Eligibility Date
•No withdrawal charge applies.
The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000). The adjusted Nonguaranteed Withdrawal is $2,500:
$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]
Your Benefit Base will be reduced by $2,500 to $97,500.
Other Important Facts about Withdrawals
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA.
•A withdrawal charge may apply. If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived. If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount. See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals." Following is an example of how a withdrawal charge may apply:
Assume:
Individual GLWB in effect
Premium:                        $40,000
Account Value before withdrawal:            $18,000
Withdrawal charge percentage applicable to premium:     6%
Lifetime Payment Amount:                $ 2,000

Case 1: Owner requests withdrawal of $2,000 (LPA)
The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800. The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA. No withdrawal charge will apply.
Case 2: Owner requests withdrawal of $2,500

The Free Withdrawal Amount is $1,800. Since the requested withdrawal exceeds the LPA, withdrawal charges will apply. After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•You may not take a withdrawal on your Contract Date.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
GLWB Rider Charge
The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts. The charge is in addition to the separate account charges for the contract and reduces your Unit Values. The charge varies depending on which GLWB Investment Strategy you choose. The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 – Basic Allocation	0.60%	2.35%
Strategy 2 – Self Style Allocation	0.80%	2.55%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%. The maximum GLWB charge with total separate account charges is 3.25% for either GLWB Investment Strategy.
If we do increase the charge, we will give you prior written notice of each increase. If you do not wish to accept an increase, you may elect to either
•cancel the Rider; or
•continue the Rider with a reduction in the Withdrawal Percentage as determined by us, effective at the time of the Rider charge increase. The maximum reduction in the Withdrawal Percentage is 1.00%, regardless of the number of Rider charge increases.
We do not deduct the Rider charge during the Guaranteed Payment Phase.
The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider. The LPA is adjusted downward – by the Spousal Factor of 90% – for the Spousal GLWB Rider instead of an additional charge.
GLWB Investment Strategies
If you purchase a GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below. Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy. As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market. You cannot eliminate this exposure even during periods of market volatility. These GLWB Investment Strategies are designed for long-term investors seeking withdrawal guarantees. (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)
The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the GLWB Investment Strategies available with the Rider meet your investment objectives and risk tolerance.
GLWB Investment Strategy 1 – Basic Allocation
You must allocate your premium according to one of the three models: Blend, Growth or Value. You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%

GLWB Investment Strategy 2 – Self Style Allocation
You may select one or more of the Subaccounts in two or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income	Group 2 Core Equity	Group 3 Non-Core Fixed Income	Group 4 Non-Core Equity	Group 5 International/Alternative
Minimum 35% Maximum 65%	Minimum 35% Maximum 65%	Minimum 0% Maximum 30%	Minimum 0% Maximum 30%	Minimum 0% Maximum 15%
iShares Core U.S. Aggregate Bond ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares 5-10 Year Investment Grade Corporate Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard Real Estate Index Fund, ETF Shares
		Fidelity VIP Government Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary. You should read the Fund prospectuses carefully before investing.
In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO. Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected. See Part 3, section titled “The Fixed Account” for more information about the STO.
Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.
Allocations and Transfers for the GLWB
In addition to the allocation and transfer rules under the contract (See Part 5, section titled "Allocations and Transfers"), the following additional rules and limitations apply to your allocations and transfers:
•Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.
•Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.
•You cannot move from one GLWB Investment Strategy to another.
•In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model. The reallocation will reset your Account Value to the required percentages for the new model. Each reallocation triggers the 60-day waiting period before you can make another reallocation.
•In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each group. Each reallocation triggers the 60-day waiting period before you can make another reallocation.
Your financial professional or a third party may have offered you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract. Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal. Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.
Withdrawal Protection for Required Minimum Distributions
If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy minimum distribution requirements imposed by the Tax Code after you reach the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72).
We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value. We do not consider your other assets or distributions in making this calculation. This is the RMD protected under the GLWB Riders except if you elect the spousal Rider, and your spouse is more than 10 years younger than you. In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached. You are solely responsible for meeting all requirements of the Tax Code.
After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year. In the year you turn the qualified age the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn the qualified age in order to avoid a potential Nonguaranteed Withdrawal.
We may make any changes we deem necessary to comply with the tax laws. We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code. You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death
Married spouses – If your covered spouse is recognized under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death. Your covered spouse will become the owner and Annuitant of the contract and all terms and conditions of the contract continue to apply. See Part 5, section titled “Spousal Continuation.”
Civil Union or Domestic Partners – for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider. Due to federal tax laws, however, not all terms of the contract can be applied. If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA. See Part 5, section titled “Death Benefit.” All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code. These restrictions are required by the Tax Code.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:
•Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).
•On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living). If you do not elect the LPA Annuity Option, you will automatically receive a single life and 10-year certain Annuity Option under your Contract.
When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year. (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.) Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA. The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below. We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).
Cancellation and Termination of Rider
You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary. Upon termination of the Rider, the Rider charge will no longer be assessed. All other charges will remain in effect.
This Rider will terminate automatically on the earliest of the following dates:
1.    for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;
2.    the date the Account Value equals zero due to a Nonguaranteed Withdrawal;
3.    the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless: in New York, the new owner is a covered person; in New Hampshire and Vermont the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;
4.    on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;
5.    the date you voluntarily elect an Annuity Option under the contract;
6.    the date you cancel the GLWB Rider; or
7.    the date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.
Additional Rules
The following additional rules apply if you elect a GLWB Rider:
•You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider. In order to elect the Spousal GLWB Rider, the younger of you or your spouse must be at least 45 years old and the older of you or your spouse must be no more than 80 years old on the Contract Date.
•The Company may refuse to accept additional premiums on a nondiscriminatory basis at any time.
•We may require proof that you (or your covered spouse) are living at any time.
•You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.
•Income Plus Withdrawal Program is not available.
•Choices Plus Required Minimum Distribution Program is not available.
•Customized Asset Rebalancing Program is not available.
•Systematic withdrawal of RMD only is not available.
Additional Rules that Apply to the Spousal GLWB Rider
1.    Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.
2.    You must name your spouse as your sole primary beneficiary.
3.    You cannot add or change a spouse as a covered person.
4.    If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person. If you subsequently remarry, you cannot add the new spouse.
5.    You must provide us with notice of the divorce or termination of marriage.
6.    Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse. (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)
7.    If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.
8.    If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

Should You Purchase the GLWB Rider?
The addition of a GLWB Rider to your annuity contract may not be right for you. For example:
•if you are purchasing the GLWB Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
•if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or
•if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.
•If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.
•So long as there is sufficient value in your contract to fund a withdrawal under the GLWB rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from National Integrity Life’s assets because there is insufficient contract value remaining. Of course, if a withdrawal under GLWB were to be funded from National Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of National Integrity Life.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.
Examples
Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.
Part 7 – Voting Rights
How Fund Shares Are Voted
National Integrity Life is the legal owner of the Fund shares held by the Separate Account. As a shareholder, we have the right to vote on certain matters with respect to the Funds. Among other things, we may vote to elect the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.
Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract. We will send you proxy materials and a form for giving us voting instructions.
If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us. Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.
How We Determine Your Voting Shares
You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Funds. We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.
Part 8 – Tax Aspects of the Contract
Tax Status of the Contract
This contract is only available as a traditional IRA, Roth IRA, or SEP IRA. If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.
Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code. Investing in the ETF shares that are "publicly available," i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes. However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.
Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS. We believe this contract will meet those requirements, although there is no guarantee that this will be the case. If this contract is not maintained as an IRA, the taxes on the contributions and any income or gain on the investments will not be deferred (or for a Roth IRA, taxes on the income and gain will not be free from federal income tax) and the tax treatment will be uncertain.
Types of IRAs
Traditional IRAs
Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA. An IRA can be in the form of a trust or custodial account or an annuity. An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($6,000 for 2021 and subject to annual cost-of-living adjustments for later years) or 100% of compensation includible in the individual's gross income. For an individual age 50 or older, the limit is increased by $1,000. The contributions may be deductible in whole or in part, depending on the individual's income and whether the individual or spouse participates in an employer sponsored retirement plan. Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. Distributions from another IRA or certain eligible employer plans may be transferred or "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates. A 10% penalty tax (discussed below) generally applies to distributions made before age 59½, subject to certain exceptions. IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.
SEP IRAs
Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees. Employer contributions made to an employee's SEP IRA cannot exceed the lesser of (1) 25% of the employee's compensation, and (2) a limit specified in the Tax Code ($58,000 for 2021, subject to annual cost-of-living adjustments for later years). Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs
Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA. An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($6,000 for 2021 and subject to annual cost-of-living adjustments for later years) or 100% of compensation includible in the individual's gross income. For an individual age 50 or older, the limit is increased by $1,000. Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.
You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.
Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA or, in general, any other Roth IRA.
Rollovers and Transfers
In many circumstances you may move money tax-free from one IRA to another IRA or from other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuities, to an IRA by means of a direct rollover or a transfer. You may roll over, directly or indirectly, any eligible rollover distribution. An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from a plan or IRA:
•any distribution that is part of a series of substantially equal payments made over your life expectancy;
•any distribution made for a specified period of 10 years or more;
•any distribution that is an RMD; or
•any hardship distribution.
Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and a roll over of an after-tax contribution that had been made to a Roth IRA may be a taxable event.
You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional IRAs to Roth IRAs (“conversions”) are not limited.
Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.
Early Distributions
Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income. This penalty is in addition to ordinary income tax.
Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)    distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)        distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7));

3)        distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;
4)    distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);
5)        distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);
6)        distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));
7)    distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)    distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;
9)    distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));
10)    distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and
11)    distributions made on account of an IRS levy upon a qualified contract.
With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.
Required Minimum Distributions (RMD)
For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72). The distribution required by April 1 is the distribution required for the year in which the owner actually turns the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after the year the owner turns the qualified age by December 31 of that year. The amount of the RMD is based on the prior year-end fair market value of your contract.
If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit. Therefore, the amount of the RMD you must take may increase.
If you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs. Please note, however, that only the RMD as defined in the Glossary (for this contract only one time each Contract Year) is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)
Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner's death.
Inherited IRAs
The death benefit paid under this contract may be extended as an inherited IRA. This occurs if, after the death of the owner, the owner's beneficiary directs that the death proceeds be titled as an inherited IRA. See Part 5, section titled “Death Benefit.” The owner's beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.
The inherited IRA owner may invest in the Subaccounts then available under the contract. Separate account charges will continue to apply. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached the qualified age for purposes of IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72), if later.
Compliance with the SECURE Act
The Setting Every Community Up for Retirement Enhancement Act of 2019, as amended (the “SECURE Act”) substantially changes the tax rules that allowed inherited IRA owners to stretch distributions from their inherited IRAs over their life expectancies. Pursuant to the SECURE Act, notwithstanding any provision in the contract to the contrary, beginning with an owner’s death in 2020, an inherited IRA owner will generally be required to distribute the entire IRA balance within 10 years of the owner’s death.
Under the new rule, an inherited IRA owner who is not an “eligible designated beneficiary” under the Tax Rules, generally must receive the entire death benefit within 10 years of the annuity owner’s death. Eligible designated beneficiaries may still elect to take distributions over their life expectancy or over a period not extending beyond their life expectancy, but the 10-year requirement applies when they die. Eligible designated beneficiaries include: (1) the owner’s surviving spouse, (2) the owner’s minor child (until the child reaches the age of majority, at which time the 10-year rule begins to apply), (3) a disabled person, (4) a chronically ill person, or (5) an individual who is not more than 10 years younger than the owner. The inherited IRA owner’s status as an eligible designated beneficiary is determined on the date of the owner’s death. The five-year rule still applies to non-designated beneficiaries (i.e., beneficiaries that are not human beings).
National Integrity Life does not provide tax advice. Please consult your personal financial or tax advisor if you have any questions regarding the impact of the SECURE Act on your designation of beneficiary(ies) and any death benefit paid under this contract.
The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs under the rules in effect for designated beneficiaries:

Death of Owner	Spouse	Other Eligible Designated Beneficiary	Non-Eligible Designated Beneficiary
Before Required Beginning Date
Distributions must begin by the later of (i) 12/31 of the year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached the qualified age under IRS regulations.

RMD based on beneficiary life expectancy.
		Distributions must begin by 12/31 of the year after the calendar year of owner’s death. RMD based on beneficiary life expectancy.	Distributions must begin by 12/31 of the year after the calendar year of owner’s death. RMD based on a maximum 10-year period.
After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of the year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of the year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of the year after the calendar year of owner’s death RMD based on a maximum 10-year period.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five or ten years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.
A tax penalty applies if the inherited IRA owner fails to take the RMD. The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.
For more information on inherited IRAs, see IRS Publication 590. Seek independent tax advice.
Federal and State Income Tax Withholding
We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.
Certain states have indicated that pension and annuity withholding will apply to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office listed in the Glossary.
Tax Status of the Company
Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.
Transfers among Subaccounts
There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice
National Integrity Life does not act as your tax or legal advisor. This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the IRS and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts or IRAs. Also, we have not attempted to consider any applicable state or other tax laws.
Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.
You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.
This contract includes an enhanced death benefit and offers an optional living benefit. The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.
The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify. National Integrity Life does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.
Part 9 – Additional Information
Cyber Security and Certain Business Continuity Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, the Funds, the principal underwriter and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future. There may be an increased risk of cyberattacks during periods of geo-political or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries).
In addition to cyber security risks, we are subject to business interruption risks caused by catastrophes, both natural and man-made, including those associated with pandemics, terrorist attacks, geo-political disputes, military actions, fires or inclement weather events. Such events may cause systems upon which we rely to be inaccessible to our employees, customers, service providers or intermediaries for an extended period of time, causing a negative impact on our ability to provide services and products. These risks also apply to other insurance and financial services companies and businesses.
Risks Associated With the COVID-19 Pandemic
In March, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, the Company has implemented business continuity plans so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely. While these efforts have been successful to date, the Company continues to be subject to certain risks that could negatively impact its operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, and voluntary or government-mandated hardship assistance that the Company provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of the Company’s businesses and could have a negative impact on its financial condition and operations.
While the Company is confident in its ability to manage the financial risks related to COVID-19, the extent and duration of the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact the Company’s financial strength and claims-paying ability. There are many factors beyond the Company’s control that cannot be mitigated or foreseen that could have a negative impact in the Company and the operation of the contract. The Company continues to monitor the economic situation and its business operations closely.
Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.
Systematic Withdrawal Program
We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum Systematic Withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your Systematic Withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled "Withdrawal Charge") and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.
To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.
Income Plus Withdrawal Program
We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract any time before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:
•the date you reach age 59½; and
•five years from the date of the first withdrawal under the program.
If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawal, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.
If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.
To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to a withdrawal charge, if any. See Part 4, section titled "Withdrawal Charge."
This program is not available with a GLWB Rider. See Part 6.
Choices Plus Required Minimum Distribution (RMD) Program
We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72). The Tax Code requires that you take minimum distributions beginning on or before April 1 of the calendar year following the calendar year in which you turn the qualified age. The distribution required by April 1 is the distribution required for the year you actually turn the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after the year you turn the qualified age by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.
You can choose the Choices Plus RMD Program at any time you have reached the qualified age for purposes of IRS regulations by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. As a convenience, we will calculate the amount of the withdrawals. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.
Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.
This program is not available with a GLWB Rider. See Part 6, section titled "Withdrawal Protection for Required Minimum Distributions."
Systematic Transfer Program
We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis. We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select. You can only invest in either the six-month or one-year STO at any one time, but not both. If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program. You cannot transfer Account Value into the STO.
Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period. See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.
This program is available with a GLWB Rider only for the initial premium we received on the Contract Date. See Part 6.
Customized Asset Rebalancing Program
Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.
We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically. You can choose to rebalance quarterly, semi-annually or annually.
The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation. You will receive a confirmation notice after each rebalancing. Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.
Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period. See Part 4, section titled “Allocations and Transfers.”
To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your allocation.
This program is not available with a GLWB Rider because quarterly rebalancing is required. See Part 6.
Legal Proceedings
National Integrity Life is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity Life.

Appendix A: Funds Available Under The Contract
The following is a list of Funds available under the contract. You can also request this information at no cost by calling 1-800-433-1778 or sending an email request to service@integritycompanies.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included.1
Each Fund’s past performance is not necessarily an indication of future performance. The average annual returns set forth below are based on changes in Fund net asset value rather than changes in the price of Fund shares as determined in transactions on a securities exchange.

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses1	Average Annual Total Returns (as of December 31, 2021)
			1-Year	5-Year	10-Year
EQUITY SUBACCOUNTS
The Fund seeks to track the investment results of the S&P 500® Index.	iShares Core S&P 500 ETF 2,3 Adviser: BlackRock Fund Advisors	0.03%	26.31%	16.15%	14.29%
The Fund seeks to track the investment results of the S&P MidCap 400®.	iShares Core S&P Mid-Cap ETF2,3 Adviser: BlackRock Fund Advisors	0.05%	22.35%	10.87%	12.00%
The Fund seeks to track the investment results of the S&P SmallCap 600®.	iShares Core S&P Small-Cap ETF2,3 Adviser: BlackRock Fund Advisors	0.06%	24.19%	10.22%	12.29%
The Fund seeks to track the investment results of the S&P 500 Growth Index™.	iShares S&P 500 Growth ETF2 Adviser: BlackRock Fund Advisors	0.18%	29.30%	21.52%	16.76%
The Fund seeks to track the investment results of the S&P 500 Value Index™.	iShares S&P 500 Value ETF2 Adviser: BlackRock Fund Advisors	0.18%	22.35%	9.57%	10.94%
The Fund seeks to track the performance of the S&P U.S. Dividend Growers Index.	Vanguard Dividend Appreciation Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.06%	21.40%	15.01%	12.27%
The Fund seeks to track the performance of the CRSP US Large Cap Index.	Vanguard Large-Cap Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.04%	24.98%	16.46%	14.41%
The Fund seeks to track the performance of the CRSP US Mega Cap Index.	Vanguard Mega Cap Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.07%	25.15%	16.94%	14.64%

FIXED INCOME SUBACCOUNTS
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company	0.23%	-1.89%	-0.99%	-1.44%
The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Aggregate Bond Index.	iShares Core U.S. Aggregate Bond ETF2,3, 4 Adviser: BlackRock Fund Advisors	0.04%	-3.64%	1.52%	0.83%
The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index.	iShares iBoxx $ High Yield Corporate Bond ETF2 Adviser: BlackRock Fund Advisors	0.48%	1.78%	3.14%	3.23%
The Fund seeks to track the investment results of the ICE BofA 5-10 Year US Corporate Index.	iShares 5-10 Year Investment Grade Corporate Bond ETF Adviser: BlackRock Fund Advisors	0.06%	-3.53%	2.90%	1.90%
The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).	iShares TIPS Bond ETF2 Adviser: BlackRock Fund Advisors	0.19%	3.71%	3.19%	0.98%
The Fund seeks to track the performance of the Bloomberg Barclays U.S. 5-10 Year Corporate Bond Index.	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.04%	-3.64%	2.89%	2.65%
The Fund seeks to track the performance of the Bloomberg Barclays U.S. 1-5 Year government/Credit Float Adjusted Index.	Vanguard Short-Term Bond Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.05%	-2.97%	0.26%	N/A
The Fund seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.	Vanguard Total Bond Market Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.035%	-3.73%	1.57%	0.86%
INTERNATIONAL AND ALTERNATIVE SUBACCOUNTS
The Fund seeks to track the investment results of the FTSE World Government Bond Index – Developed Markets Capped Select Index.	iShares International Treasury Bond ETF2 Adviser: BlackRock Fund Advisors	0.35%	-10.97%	0.57%	-1.18%
The Fund seeks to track the performance of the FTSE Developed All Cap ex US Index.	Vanguard Developed Markets Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.06%	9.52%	8.01%	6.69%

The Fund seeks to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index.	Vanguard Emerging Markets Stock Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.08%	-0.67%	7.47%	3.37%
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of the MSCI US Investable Market Real Estate 25/50 Index.	Vanguard Real Estate Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.12%	37.86%	9.12%	9.38%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.
(2) The Fund's investment advisory agreement provides that the Fund's investment advisor will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
(3) The Fund’s expense information in the table has been restated to reflect current fees.
(4) The Fund may incur Acquired Fund Fees and Expenses (AFFE). AFFE reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of AFFE is included in the total returns of the Fund. AFFE are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus. The Fund’s investment adviser has contractually agreed to waive a portion of its management fees in an amount equal to the AFFE, if any, attributable to investments by the Fund in other registered investment companies advised by the Fund’s adviser or its affiliates, through June 30, 2026. The contractual waiver may be terminated prior to June 30, 2026 only upon written agreement of the Trust and the Fund’s adviser.

iShares® and Blackrock® are registered marks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to National Integrity Life is the licensing of certain trademarks and trade names of BlackRock. National Integrity Life's variable annuities are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of National Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity Life's variable annuities.

Vanguard is a trademark of The Vanguard Group, Inc.

DEPENDING ON THE OPTIONAL BENEFITS YOU CHOOSE, YOU MAY NOT BE ABLE TO INVEST IN CERTAIN FUNDS – please see Part 6, under GLWB Investment Strategies, for details.

Appendix B – Withdrawal Charge Examples
We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.
For both methods, withdrawals are attributed to amounts in the following order:
1.    any Free Withdrawal Amount (except in the case of a surrender);
2.    premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);
3.    premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);
4.    any gain, interest or other amount that is not considered a premium.
Example Assumptions
Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:
Premium:                             $50,000
Account Value before withdrawal:                $60,000
Requested withdrawal:                        $16,000
Withdrawal charge percentage applicable to the premium:    6%
Taxes are not considered in this example.
Using the First Method
The Free Withdrawal Amount is calculated as:
$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).
After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:
$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).
There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge. The withdrawal charge for this method is calculated as:
$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 – 6%) (one minus the withdrawal charge percentage).
Using this method, you will receive $16,000; however, the total Account Value withdrawn is:
$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).
The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).
Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself as indicated by the (1- 6%) factor in the withdrawal charge formula.
Using the Second Method
The Free Withdrawal Amount is calculated as:
$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).
After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:
$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).
There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge. The withdrawal charge for this method is calculated as:
$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).
Using this method, the total Account Value withdrawn is $16,000; however, you will receive:
$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).
The amount of premium still subject to a withdrawal charge is:
$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).
Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.
This example is for illustrative purposes only and does not predict results.

Appendix C – Illustrations of Guaranteed Lifetime Withdrawal Benefit
The following examples demonstrate how the GLWB Riders work, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.
Example #1
This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as a Nonguaranteed Withdrawal, have been taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied. It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.
Assumptions:
•The Contract Date is June 27.
•The Owner's age on Contract Date is 60 years.
•The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.
•A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.
•Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.
•No withdrawals are taken that would result in withdrawal charges under the contract.
•The RMD is not higher than the LPA in any calendar year.
•The Rider remains in effect during the period covered in this example.

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person's Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal	Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal
1 (F)	60 (F)	4.000% (F)	$100,000 (F)	$2,049 (F)	$100,000 (F)	$100,000 (F)	$100,000(F)	$100,000(F)	$99,625	$0	$0	$100,000
2	61	4.050%(G)	$100,000	$4,050	$10,000 (H)	$110,000	$112,614	$112,614 (I)	$112,485	$0	$0	$112,614
3	62	4.150% (J)	$112,614	$4,673	$0	$112,614	$116,985	$116,985	$117,755	$0	$0	$116,985
4	63	4.250% (J)	$116,985	$4,972	$0	$116,985	$121,300	$121,300	$122,188	$0	$0	$121,300
5	64	4.350% (J)	$121,300	$5,277	$0	$121,300	$119,745	$121,300	$120,719	$0	$0	$121,300
6	65	4.950% (K)	$121,300	$6,004	$0	$121,300	$120,719	$121,300	$120,123	$6,004	$0	$121,300
7	66	4.950%	$121,300	$6,004	$0	$121,300	$109,554	$121,300	$110,171	$6,004	$0	$121,300
8	67	4.950%	$121,300	$6,004	$0	$121,300	$106,250	$121,300	$105,343	$6,004	$0	$121,300
9	68	4.950%	$121,300	$6,004	$0	$121,300	$99,338(L)	$121,300	$99,982	$6,004(L)	$0	$121,300
10	69	4.950%	$121,300	$6,004	$10,000(L)	$121,300	$102,098(L)	$121,300	$102,181	$6,004	$0	$121,300
11	70	4.950%	$121,300	$6,004	$0	$121,300	$97,138	$121,300	$97,727	$6,004	$0	$121,300
12	71	4.950%	$121,300	$6,004	$0	$121,300	$88,053	$121,300	$88,553	$6,004	$0	$121,300
13	72	4.950%	$121,300	$6,004	$0	$121,300	$84,200	$121,300	$83,647	$6,004	$0	$121,300
14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780 (M)	$1,290 (M)	$120,010(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940	$0	$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940	$0	$120,010

17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940	$0	$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940	$0	$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940	$0	$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940	$0	$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940	$0	$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940	$0	$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940	$0	$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940	$0	$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940	$0	$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940	$0	$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940 (N)	$0	$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010

(A)    The covered person's age for each year is as of January 1. Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.
(B)    In any year that an additional premium is added, it is assumed to be added on February 10. For purposes of this example, we selected February 10 as the assumed date of additional premium payments. Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.
(C)    Any step-up is applied on the Contract Anniversary, which is June 27 of each year.
(D)    Any withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.
(E)    The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.
(F)    The first calendar year begins on June 27, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).
The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).
Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available. It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:
•4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains. The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:
•187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).
(G)    Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%. The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%).
The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
•4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).
(H)    An additional premium of $10,000 is made during calendar year 2. Since this premium is during the first Contract Year, the Benefit Base is increased by the amount of the premium.
•$100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.
(I)    In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000). In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base. In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.
(J)    Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%. The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%).
The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
•4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).
Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%. The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%).
The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
•4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).
Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%. The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%).
The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
•4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).
(K)    Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%. The Age Based Percentage has changed to 4.50% because the covered person is now 65. The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
•4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).
Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.
(L)    An additional premium of $10,000 is made during calendar year 10. Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base. All premiums received are immediately applied to the Account Value. For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually. In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the Account Value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10, had declined in value by the Contract Anniversary on June 27.
The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10. The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760. During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal. That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.
•  $99,338          Account Value on June 27 of year 9
•-   $6,004          Withdrawal on October 8
•+$10,000          Premium on February 10
•-   $1,236          Market experience
•= $102,098       Account Value on June 27 of year 10
(M)    In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the Nonguaranteed Withdrawal is $72,977, equal to the Account Value before any withdrawal ($78,981) minus the LPA ($6,004).It is calculated as follows:
•$776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).
The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:
•$121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.
(N)    In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.
Example #2
This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.
Assumptions:

•The Contract Date is August 8.
•The covered persons' ages on Contract Date are: owner is 60 and spouse is 57.
•The Initial premium is $100,000; no additional premiums are paid.
•Withdrawals equal to LPA are taken in calendar years 4-13.
•A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.
•Full Account Value is withdrawn in calendar year 14.
•No withdrawals are taken that would result in withdrawal charges under the contract.
•The RMD is not higher than the LPA in any calendar year.
•The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of August 8 (B)		As of October 8 (C)
Calendar Year	Covered Persons' Ages		Withdrawal Percentage	Benefit Base	LPA	Hypothetical Account Value (D)	Benefit Base after Step-Up	Hypothetical Account Value (D)	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Benefit Base After Withdrawal
1 (E)	60 (E)	57 (E)	N/A	$100,000 (E)	N/A	$100,000(E)	$100,000(E)	$99,625	$0	$0	$100,000
2	61	58	N/A	$100,000	N/A	$103,610	$103,610(F)	$103,492	$0	$0	$103,610
3	62	59	N/A	$103,610	N/A	$106,597	$106,597	$107,299	$10,000 (G)	$10,000 (G)	$96,597 (G)
4	63	60	4.125% (H)	$96,597	$3,586(H)	$95,353	$96,597	$96,051	$3,586	$0	$96,597
5	64	61	4.125%	$96,597	$3,586	$90,616	$96,597	$91,354	$3,586	$0	$96,597
6	65	62	4.125%	$96,597	$3,586	$87,767	$96,597	$87,334	$3,586	$0	$96,597
7	66	63	4.125%	$96,597	$3,586	$80,398	$96,597	$80,850	$3,586	$0	$96,597
8	67	64	4.125%	$96,597	$3,586	$78,809	$96,597	$78,137	$3,586	$0	$96,597
9	68	65	4.125%	$96,597	$3,586	$74,550	$96,597	$75,033	$3,586	$0	$96,597
10	69	66	4.125%	$96,597	$3,586	$70,018	$96,597	$70,075	$3,586	$0	$96,597
11	70	67	4.125%	$96,597	$3,586	$67,154	$96,597	$67,561	$3,586	$0	$96,597
12	71	68	4.125%	$96,597	$3,586	$61,415	$96,597	$61,764	$3,586	$0	$96,597
13	72	69	4.125%	$96,597	$3,586	$59,341	$96,597	$58,952	$3,586	$0	$96,597
14	73	70	4.125%	$96,597	$3,586	$55,919	$96,597	$56,320	$56,320 (I)	N/A	$0
15	74	71	N/A	$0	$0	$0	$0	$0	$0	$0	$0
(A)    The covered persons' ages for each year are as of January 1. Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.
(B)    Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.
(C)    Any applicable withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1t, which are the two key dates in the GLWB Rider calculations.
(D)    The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.
(E)    The first calendar year begins on August 8, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000). Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.
(F)    In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000). In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base. In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)    In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:
•$10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).
The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:
•$106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.
(H)    January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available. Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%. Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%. The Age Based Percentage (4.00%) is based on the age of the younger covered person. The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).
The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:
•4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).
Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.
(I)    A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

Additional information about the annuity contract described in this prospectus and Separate Account I of National Integrity Life Insurance Company (the “Separate Account”) is contained in the Statement of Additional Information (“SAI”) dated May 1, 2022, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.
The SAI is available without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to National Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720 or call us at 1-800-433-1778.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR contract identifier number: Class/Contract C000091444

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
VAROOM and VAROOM® II Deferred Flexible Premium Variable Annuities
Issued By National Integrity Life Insurance Company
Through Separate Account I of National Integrity Life Insurance Company
This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the applicable variable annuity prospectus dated May 1, 2022. All non-principal risks associated with each contract are disclosed in the respective prospectus.
A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, PO Box 5720 Cincinnati, Ohio 45201-5720, or by calling 1-800-433-1778. All non-principal risks associated with the contract are disclosed in the prospectus.

General Information and History
National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The administrative office is located at 400 Broadway, Cincinnati, Ohio 45202. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.
Separate Account I of National Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of New York. The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).
Administration and Distribution of the Contracts
Administration
National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). National Integrity has entered into Service Agreements with Integrity and WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which is paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.
Custodian
Mid Atlantic Trust Company (MATC), 330 South Poplar, Suite 103, Pierre, SD 57501, is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts. MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account. MATC also facilitates execution of the purchase and sale of the ETFs through broker-dealers.
Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is
1

a member in good standing of the Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by National Integrity was $2,382,811 in 2021, $1,799,873 in 2020, and $2,229,165 in 2019. Touchstone Securities did not retain distribution allowances during these years.
Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.
 We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers' sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for National Integrity and its parent company, Integrity Life Insurance Company, during the last calendar year.

American Portfolios Financial Services, Inc.	LPL Financial LLC

Performance Data and Illustrations
We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the subaccounts. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.
Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each subaccount in accordance with the formulas described below.
Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected.
Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.
Investors should realize that a subaccount's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown. Average annual returns are calculated using this formula:
P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.
2

Standardized returns are average annual total returns calculated from the subaccount inception date, which represents the date the subaccount was available in the Contract. Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge. The cost of the optional guaranteed lifetime withdrawal benefit rider is not included. If the cost of the rider were included, the returns would be lower.
Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge. One set also reflects the withdrawal charge. The cost of the guaranteed lifetime withdrawal benefit rider is not included. If the cost of the rider were included, the returns would be lower.
Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.
Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge. Yields are annualized and stated as a percentage.
Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.
Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] – 1
Individualized Illustrations
National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the subaccounts. Such illustrations may include graphs, bar charts and other types of formats.
Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.
Distributions From Tax-Favored Qualified Retirement Programs
Distributions from qualified plans are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of qualified plans, including Roth IRAs. You should consult with your tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Internal Revenue Code provides that any amount received under a qualified contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)    distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
3

2)    distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);
3)    distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;
4)    distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);
5)    distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);
6)    distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));
7)    distributions from an IRA for the health insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)    distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;
9)    distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));
10)    distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period;
11)    distributions made on account of an IRS levy upon a qualified contract; and
12)    distributions from an eligible retirement plan (including an IRA) of up to $5,000 made to you with respect to any qualified birth or adoption.
With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.
Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72) or (ii) the calendar year in which the participant retires. Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches the qualified age under IRS regulations. Owners of Roth IRAs are not required to take distributions during their lifetime. Distributions from certain TSA plans can be deferred until age 75. After death, distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.
Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal, or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.
4

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.
The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans, which may be funded by the Contract, is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.
Financial Statements
The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2021, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.
The statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.
You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to National Integrity policyholders dated March 3, 2000. You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

5

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2021
With Report of Independent Registered
Public Accounting Firm

Separate Account I
of
National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

The Board of Directors of National Integrity Life Insurance Company and
The Contract Owners of Separate Account I of National Integrity Life Insurance Company

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Separate Account I of National Integrity Life Insurance Company (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each the periods indicated in Appendix A, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in Appendix A, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 18, 2022
1

Appendix A

Subaccounts comprising Separate Account I of National Integrity Life Insurance Company

Subaccounts	Statement of operations	Statements of changes in net assets
American Funds Insurance Series
Non-Affiliated Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds I.S. Managed Risk Asset Allocation Fund
Non-Affiliated Class 4
American Funds I.S. The Bond Fund of America (formerly, American Funds I.S. Bond Fund)
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund
American Funds I.S. Growth Fund
American Funds I.S. Growth-Income Fund
American Funds I.S. New World Fund

BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Columbia Funds Variable Portfolios
Non-Affiliated Class 1
Columbia VP – Select Mid Cap Value Fund
Non-Affiliated Class 2
Columbia VP – Small Cap Value Fund

DWS Investments VIT Funds
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund

Fidelity Variable Insurance Products
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio

2

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Non-Affiliated Initial Class (continued):	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Government Money Market
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio
Fidelity VIP Mid Cap Portfolio
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Bond Index Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Extended Market Index Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP International Index Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio
Fidelity VIP Total Market Index Portfolio

Franklin Templeton VIP Trust
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund

3

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Rydex Variable Trust (Guggenheim Variable Insurance Funds)	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund
Guggenheim VT Multi-Hedge Strategies Fund
Guggenheim VT Long Short Equity Fund
iShares Trust
ETF Shares:
iShares® Core S&P 500 ETF
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF
iShares® Core U.S. Aggregate Bond ETF
iShares® iBoxx $ High Yield Corporate Bond ETF
iShares® 5-10 Year Investment Grade Corporate Bond ETF
iShares® International Treasury Bond ETF
iShares® S&P 500 Growth ETF
iShares® S&P 500 Value ETF
iShares® TIPS Bond ETF

Invesco (AIM) Variable Insurance Funds
Non-Affiliated Class 2:
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund

JPMorgan Insurance Trust
Non-Affiliated Class 1:
JP Morgan IT Mid Cap Value

Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 1:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio
Non-Affiliated Class 2:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio

4

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Pimco Variable Insurance Trust	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Advisor Class:
PIMCO VIT All Asset Portfolio
PIMCO VIT International Bond Portfolio (US Dollar Hedged)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Northern Lights Variable Trust
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

Touchstone Variable Series Trust
Affiliated Service Class:
Touchstone VST Bond Fund
Touchstone VST Common Stock Fund

The Vanguard Index Funds
ETF Shares:
Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares
Vanguard® Real Estate Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares
Invesco (AIM) Variable Insurance Funds	For the year ended December 31, 2021	For the year ended December 31, 2021 and for the period from April 30, 2020 (commencement of operations) through December 31, 2020
Non-Affiliated Class 2:
Invesco V.I. Discovery Mid Cap Growth Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II)
Invesco (AIM) Variable Insurance Funds	N/A	For the period from January 1, 2020 through April 29, 2020
Non-Affiliated Class 2:
Invesco V.I. Mid Cap Growth Fund
5

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Touchstone Variable Series Trust	For the period from January 1, 2021 through April 16, 2021	For the period January 1, 2021 through April 16, 2021 and for the year ended December 31, 2020
Affiliated Service Class:
Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund
Touchstone Variable Series Trust
Affiliated Service Class:	For the period from April 17, 2021 (commencement of operations) through December 31, 2021
Touchstone VST Balanced Fund

6

Separate Account I
of
National Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2021

Subaccount	Investments at fair value	Receivable from (payable to) the general account of National Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Affiliated:
Touchstone VST Balanced Fund (b)	$18,327,188	$—	$18,327,188	$10.68	to	$10.80	1,707,461
Touchstone VST Bond Fund	2,177,061	(7)	2,177,054	10.64	to	10.92	203,631
Touchstone VST Common Stock Fund	23,432,851	1	23,432,852	16.42	to	16.86	1,417,627
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	2,288,250	1	2,288,251	29.19	to	47.54	61,730
Fidelity VIP Overseas Portfolio	1,460,722	—	1,460,722	15.55	to	64.01	30,650
Fidelity VIP Equity-Income Portfolio	8,167,158	(2)	8,167,156	40.57	to	143.12	74,779
Fidelity VIP Growth Portfolio	7,434,118	—	7,434,118			313.79	23,691
Fidelity VIP High Income Portfolio	1,654,305	1	1,654,306			32.36	51,120
Fidelity VIP Asset Manager Portfolio	3,094,861	2	3,094,863			74.57	41,503
Fidelity VIP Contrafund® Portfolio	17,965,478	—	17,965,478	81.21	to	159.87	143,201
Fidelity VIP Index 500 Portfolio	4,830,201	1	4,830,202	34.46	to	122.84	64,972
Fidelity VIP Investment Grade Bond Portfolio	1,261,528	—	1,261,528	13.18	to	41.14	62,724
Fidelity VIP Government Money Market	3,666,865	(1)	3,666,864	9.05	to	10.08	385,024
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	453,999	(3)	453,996	45.61	to	46.77	9,953
Fidelity VIP Mid Cap Portfolio	3,700,205	(5)	3,700,200	99.42	to	104.66	36,705
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	1,226,176	(5)	1,226,171	18.73	to	27.16	60,035
Fidelity VIP Balanced Portfolio	13,803,320	4	13,803,324	26.43	to	39.52	472,840
Fidelity VIP Bond Index Portfolio	1,487,223	3	1,487,226	10.31	to	10.46	143,924
Fidelity VIP Contrafund® Portfolio	21,733,708	3	21,733,711	34.74	to	66.57	504,200
Fidelity VIP Disciplined Small Cap Portfolio	1,907,817	2	1,907,819	23.48	to	32.03	75,935
Fidelity VIP Equity-Income Portfolio	3,538,629	(6)	3,538,623	20.08	to	34.33	145,419
Fidelity VIP Extended Market Index Portfolio	49,812	1	49,813	14.37	to	14.57	3,467
Fidelity VIP Freedom 2010 Portfolio	414,298	6	414,304	17.12	to	20.06	23,496
Fidelity VIP Freedom 2015 Portfolio	300,588	2	300,590	18.05	to	21.16	16,301
Fidelity VIP Freedom 2020 Portfolio	723,160	(1)	723,159	18.64	to	21.85	38,007
Fidelity VIP Freedom 2025 Portfolio	2,924,483	1	2,924,484	20.10	to	23.57	143,867
Fidelity VIP Freedom 2030 Portfolio	393,291	3	393,294	20.63	to	25.03	18,474
Fidelity VIP Growth Portfolio	6,010,028	(1)	6,010,027	39.33	to	61.17	124,132
Fidelity VIP High Income Portfolio	6,304,707	(5)	6,304,702	15.46	to	27.93	299,029
Fidelity VIP Index 500 Portfolio	40,064,303	—	40,064,303	32.10	to	47.36	1,196,087
Fidelity VIP International Index Portfolio	362,426	1	362,427	10.66	to	12.39	29,595
Fidelity VIP Investment Grade Bond Portfolio	14,745,022	4	14,745,026	12.82	to	19.76	995,463
Fidelity VIP Mid Cap Portfolio	9,442,790	(7)	9,442,783	27.48	to	66.12	253,517
Fidelity VIP Overseas Portfolio	2,750,986	3	2,750,989	15.00	to	30.24	148,101
Fidelity VIP Target Volatility Portfolio	556,958	(1)	556,957	15.70	to	16.49	35,209
Fidelity VIP Total Market Index Portfolio	638,185	(2)	638,183	15.70	to	15.92	40,542
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	1,838,891	(8)	1,838,883	25.70	to	27.63	69,231
Franklin Growth and Income VIP Fund	1,853,443	2	1,853,445	39.72	to	40.73	46,658
Franklin Income VIP Fund	2,823,801	(3)	2,823,798	32.99	to	33.82	85,556
JP Morgan IT Mid Cap Value	629,604	—	629,604	32.93	to	49.95	13,735
Morgan Stanley VIF Emerging Markets Debt Portfolio	97,329	—	97,329	17.98	to	35.42	2,925
Morgan Stanley VIF U.S. Real Estate Portfolio	609,188	1	609,189	19.12	to	57.69	12,847
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	2,405,599	3	2,405,602	15.13	to	15.88	158,002
Columbia VP – Small Cap Value Fund	1,776,604	2	1,776,606	27.81	to	39.83	47,707
Franklin Growth and Income VIP Fund	5,121,740	7	5,121,747	22.28	to	40.48	171,161
Franklin Income VIP Fund	12,009,362	(4)	12,009,358	17.23	to	33.64	597,941
Franklin Large Cap Growth VIP Fund	5,977,235	3	5,977,238	34.32	to	57.39	125,938
Franklin Mutual Shares VIP Fund	10,357,464	(5)	10,357,459	15.63	to	32.06	569,966
Franklin Small Cap Value VIP Fund	1,230,088	5	1,230,093	23.48	to	30.05	50,068
Invesco V.I. American Franchise Fund	462,335	2	462,337	39.35	to	62.98	10,060
Invesco V.I. American Value Fund	7,864,324	4	7,864,328	23.05	to	26.36	327,884
Invesco V.I. Comstock Fund	4,035,766	(1)	4,035,765	21.93	to	43.81	157,906
Invesco V.I. International Growth Fund	2,273,859	(4)	2,273,855	15.19	to	16.21	147,064
Invesco V.I. Discovery Mid Cap Growth Series II (a)	714,717	(2)	714,715	17.32	to	17.48	41,231
Templeton Foreign VIP Fund	4,070,528	(3)	4,070,525	9.87	to	22.79	350,358
Templeton Global Bond VIP Fund	328,526	—	328,526	8.18	to	8.62	39,552
Templeton Growth VIP Fund	1,032,977	(2)	1,032,975	11.77	to	25.36	56,768
Morgan Stanley VIF Emerging Markets Debt Portfolio	690,406	(4)	690,402	13.12	to	26.74	41,891
Morgan Stanley VIF Emerging Markets Equity Portfolio	1,956,171	4	1,956,175	10.55	to	46.15	112,888
Morgan Stanley VIF U.S. Real Estate Portfolio	2,601,769	(1)	2,601,768	14.46	to	44.38	154,926

(a) Name Change. See Note 1.	7
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Statement of Assets and Liabilities (continued)
December 31, 2021

Subaccount	Investments at fair value	Receivable from (payable to) the general account of National Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	$4,487,547	$(7)	$4,487,540	$38.36	to	$40.94	114,774
BlackRock Global Allocation V.I. Fund	635,783	1	635,784	15.91	to	16.97	39,453
BlackRock High Yield V.I. Fund	276,525	—	276,525	13.20	to	13.62	20,948
BlackRock Total Return V.I. Fund	516,290	(4)	516,286	10.86	to	11.21	47,563
TOPS® Managed Risk Moderate Growth ETF Portfolio	1,279,453	3	1,279,456	13.51	to	14.24	94,131
Non-Affiliated Class 4:
American Funds I.S. The Bond Fund of America (a)	1,222,497	3	1,222,500	11.03	to	11.38	110,488
American Funds I.S. Capital Income Builder Fund	3,277,313	(5)	3,277,308	12.91	to	13.40	251,029
American Funds I.S. Global Growth Fund	2,662,166	6	2,662,172	24.40	to	25.63	106,819
American Funds I.S. Growth Fund	5,067,808	—	5,067,808	35.42	to	37.20	141,541
American Funds I.S. Growth-Income Fund	4,127,787	8	4,127,795	24.05	to	25.26	169,405
American Funds I.S. New World Fund	1,225,918	(4)	1,225,914	15.54	to	16.32	77,525
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	476,008	6	476,014	44.59	to	47.19	10,338
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	1,978,108	(3)	1,978,105	24.48	to	42.82	67,836
Advisor Class:
PIMCO VIT All Asset Portfolio	1,449,055	(7)	1,449,048	15.83	to	17.98	85,656
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	47,285	3	47,288	10.97	to	11.32	4,265
PIMCO VIT CommodityRealReturn® Strategy Portfolio	1,265,714	(2)	1,265,712	5.08	to	7.18	240,553
PIMCO VIT Long-Term U.S. Government Portfolio	309,938	7	309,945	12.21	to	12.87	24,757
PIMCO VIT Low Duration Portfolio	2,412,483	2	2,412,485	10.23	to	11.89	217,859
PIMCO VIT Real Return Portfolio	1,066,470	4	1,066,474	12.61	to	14.95	76,117
PIMCO VIT Total Return Portfolio	21,300,973	4	21,300,977	12.40	to	15.57	1,446,666
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	136,492	5	136,497	6.13	to	7.85	21,700
Guggenheim VT Multi-Hedge Strategies Fund	320,418	2	320,420	9.33	to	12.22	32,941
Guggenheim VT Long Short Equity Fund	65,716	3	65,719	12.08	to	15.15	5,169
ETF Shares:
iShares® Core S&P 500 ETF	17,406,604	4	17,406,608	28.12	to	96.81	193,664
iShares® Core S&P Mid-Cap ETF	5,131,589	(4)	5,131,585	25.88	to	77.11	71,121
iShares® Core S&P Small-Cap ETF	2,657,711	(1)	2,657,710	25.10	to	80.95	35,081
iShares® Core U.S. Aggregate Bond ETF	558,062	6	558,068	24.75	to	29.29	22,109
iShares® iBoxx $ High Yield Corporate Bond ETF	48,451	2	48,453	25.08	to	36.55	1,458
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	883,096	3	883,099	24.72	to	31.90	31,548
iShares® International Treasury Bond ETF	2,210,379	1	2,210,380	20.88	to	23.34	103,534
iShares® S&P 500 Growth ETF	2,603,645	(3)	2,603,642	30.23	to	122.34	23,403
iShares® S&P 500 Value ETF	524,007	2	524,009	25.87	to	71.90	7,749
iShares® TIPS Bond ETF	77,485	3	77,488	25.14	to	31.20	3,007
Vanguard® Developed Markets Index Fund, ETF Shares	2,442,444	3	2,442,447	24.48	to	45.52	57,708
Vanguard® Dividend Appreciation Index Fund, ETF Shares	1,032,248	—	1,032,248	27.53	to	84.01	13,809
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	261,435	5	261,440	22.80	to	33.46	8,409
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	37,105	(1)	37,104	24.71	to	35.43	1,116
Vanguard® Large-Cap Index Fund, ETF Shares	829,441	—	829,441	28.02	to	96.91	9,138
Vanguard® Mega Cap Index Fund, ETF Shares	169,411	3	169,414	28.16	to	100.24	1,807
Vanguard® Real Estate Index Fund, ETF Shares	298,879	2	298,881	28.41	to	67.80	4,978
Vanguard® Short-Term Bond Index Fund, ETF Shares	19,934	—	19,934	22.38	to	24.71	871
Vanguard® Total Bond Market Index Fund, ETF Shares	16,770,798	10	16,770,808	24.76	to	29.42	651,791

(a) Name Change. See Note 1.	8
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2021

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone VST Aggressive ETF Fund (c)	$78,794	$25,083	$53,711	$1,455,733	$163,572	$(1,181,644)	$437,661	$491,372
Touchstone VST Balanced Fund (b)	40,077	187,917	(147,840)	63,752	201,550	1,038,682	1,303,984	1,156,144
Touchstone VST Bond Fund	51,593	33,107	18,486	26,189	11,885	(118,517)	(80,443)	(61,957)
Touchstone VST Common Stock Fund	89,204	317,283	(228,079)	895,722	742,200	3,670,688	5,308,610	5,080,531
Touchstone VST Conservative ETF Fund (c)	99,411	22,274	77,137	(71,248)	312,970	(175,080)	66,642	143,779
Touchstone VST Moderate ETF Fund (c)	112,725	29,079	83,646	(91,861)	335,256	50,638	294,033	377,679
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	20,645	30,332	(9,687)	85,732	164,644	102,271	352,647	342,960
Fidelity VIP Overseas Portfolio	7,280	19,034	(11,754)	36,749	104,637	98,328	239,714	227,960
Fidelity VIP Equity-Income Portfolio	149,093	111,256	37,837	300,827	879,705	487,044	1,667,576	1,705,413
Fidelity VIP Growth Portfolio	—	99,088	(99,088)	664,241	1,484,218	(632,984)	1,515,475	1,416,387
Fidelity VIP High Income Portfolio	81,105	22,107	58,998	427	—	(16,092)	(15,665)	43,333
Fidelity VIP Asset Manager Portfolio	49,310	42,331	6,979	115,981	16,859	110,731	243,571	250,550
Fidelity VIP Contrafund® Portfolio	10,432	224,926	(214,494)	882,589	2,077,319	1,083,868	4,043,776	3,829,282
Fidelity VIP Index 500 Portfolio	58,016	69,103	(11,087)	1,040,147	38,246	142,061	1,220,454	1,209,367
Fidelity VIP Investment Grade Bond Portfolio	26,260	18,116	8,144	7,927	35,295	(78,491)	(35,269)	(27,125)
Fidelity VIP Government Money Market	538	77,482	(76,944)	—	—	—	—	(76,944)
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	—	5,756	(5,756)	14,452	87,561	(15,003)	87,010	81,254
Fidelity VIP Mid Cap Portfolio	17,936	47,642	(29,706)	61,664	560,520	138,396	760,580	730,874
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	16,996	18,348	(1,352)	19,307	6,905	70,226	96,438	95,086
Fidelity VIP Balanced Portfolio	97,258	191,564	(94,306)	812,953	995,622	284,058	2,092,633	1,998,327
Fidelity VIP Bond Index Portfolio	9,537	11,694	(2,157)	1,432	—	(23,374)	(21,942)	(24,099)
Fidelity VIP Contrafund® Portfolio	5,729	295,229	(289,500)	1,168,322	2,582,816	1,199,561	4,950,699	4,661,199
Fidelity VIP Disciplined Small Cap Portfolio	3,035	24,982	(21,947)	58,796	31,985	234,041	324,822	302,875
Fidelity VIP Equity-Income Portfolio	56,377	50,509	5,868	183,136	391,201	138,575	712,912	718,780
Fidelity VIP Extended Market Index Portfolio	488	842	(354)	4,392	2,552	3,080	10,024	9,670
Fidelity VIP Freedom 2010 Portfolio	3,335	6,116	(2,781)	4,265	14,562	657	19,484	16,703
Fidelity VIP Freedom 2015 Portfolio	2,545	6,852	(4,307)	43,759	17,597	(29,416)	31,940	27,633
Fidelity VIP Freedom 2020 Portfolio	6,071	9,787	(3,716)	5,622	34,367	10,073	50,062	46,346
Fidelity VIP Freedom 2025 Portfolio	24,057	37,573	(13,516)	21,006	90,185	99,993	211,184	197,668
Fidelity VIP Freedom 2030 Portfolio	3,284	5,388	(2,104)	2,594	15,811	21,070	39,475	37,371
Fidelity VIP Growth Portfolio	—	78,848	(78,848)	401,187	1,175,126	(418,297)	1,158,016	1,079,168
Fidelity VIP High Income Portfolio	130,315	73,930	56,385	(121,368)	—	78,987	(42,381)	14,004
Fidelity VIP Index 500 Portfolio	380,083	515,585	(135,502)	2,429,452	263,820	5,823,166	8,516,438	8,380,936
Fidelity VIP International Index Portfolio	8,050	2,542	5,508	6,681	592	(6,659)	614	6,122

(a) Name Change. See Note 1.	9
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statement of Operations (continued)
For the Year Ended December 31, 2021

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond Portfolio	$276,771	$226,813	$49,958	$111,678	$418,988	$(941,333)	$(410,667)	$(360,709)
Fidelity VIP Mid Cap Portfolio	32,395	128,421	(96,026)	374,046	1,472,910	178,559	2,025,515	1,929,489
Fidelity VIP Overseas Portfolio	8,536	38,534	(29,998)	128,758	200,091	133,427	462,276	432,278
Fidelity VIP Target Volatility Portfolio	115	7,872	(7,757)	5,694	71,768	(18,300)	59,162	51,405
Fidelity VIP Total Market Index Portfolio	5,030	4,079	951	10,479	3,311	41,226	55,016	55,967
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	—	22,503	(22,503)	92,611	—	360,579	453,190	430,687
Franklin Growth and Income VIP Fund	44,332	23,336	20,996	33,775	112,148	196,518	342,441	363,437
Franklin Income VIP Fund	129,797	37,314	92,483	28,603	—	270,654	299,257	391,740
JP Morgan IT Mid Cap Value	5,410	8,756	(3,346)	21,622	29,803	99,700	151,125	147,779
Morgan Stanley VIF Emerging Markets Debt Portfolio	5,104	1,356	3,748	(1,279)	—	(5,930)	(7,209)	(3,461)
Morgan Stanley VIF U.S. Real Estate Portfolio	11,196	7,679	3,517	15,827	—	153,740	169,567	173,084
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	30,729	35,117	(4,388)	34,805	—	205,766	240,571	236,183
Columbia VP – Small Cap Value Fund	9,848	28,132	(18,284)	29,092	—	431,772	460,864	442,580
Franklin Growth and Income VIP Fund	119,746	68,828	50,918	(30,357)	330,512	660,794	960,949	1,011,867
Franklin Income VIP Fund	611,222	191,970	419,252	65,414	—	1,292,211	1,357,625	1,776,877
Franklin Large Cap Growth VIP Fund	—	83,040	(83,040)	320,650	716,376	(196,464)	840,562	757,522
Franklin Mutual Shares VIP Fund	286,675	145,734	140,941	(155,931)	—	1,595,422	1,439,491	1,580,432
Franklin Small Cap Value VIP Fund	11,565	17,343	(5,778)	(10,396)	30,623	233,520	253,747	247,969
Invesco V.I. American Franchise Fund	—	7,208	(7,208)	43,027	63,563	(54,351)	52,239	45,031
Invesco V.I. American Value Fund	17,028	102,436	(85,408)	(47,349)	—	1,796,310	1,748,961	1,663,553
Invesco V.I. Comstock Fund	59,671	54,265	5,406	77,892	—	935,976	1,013,868	1,019,274
Invesco V.I. International Growth Fund	23,303	31,109	(7,806)	49,708	150,127	(104,423)	95,412	87,606
Invesco V.I. Discovery Mid Cap Growth Series II (a)	—	9,170	(9,170)	79,196	75,698	(45,093)	109,801	100,631
Templeton Foreign VIP Fund	74,149	59,204	14,945	(38,965)	—	139,932	100,967	115,912
Templeton Global Bond VIP Fund	—	4,621	(4,621)	(5,658)	—	(10,983)	(16,641)	(21,262)
Templeton Growth VIP Fund	11,678	15,627	(3,949)	(7,172)	—	47,114	39,942	35,993
Morgan Stanley VIF Emerging Markets Debt Portfolio	38,452	11,003	27,449	(3,765)	—	(50,140)	(53,905)	(26,456)
Morgan Stanley VIF Emerging Markets Equity Portfolio	15,802	29,259	(13,457)	37,700	—	12,039	49,739	36,282
Morgan Stanley VIF U.S. Real Estate Portfolio	42,694	33,886	8,808	25,148	—	710,538	735,686	744,494
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	—	60,590	(60,590)	22,767	864,973	(94,667)	793,073	732,483
BlackRock Global Allocation V.I. Fund	5,410	9,644	(4,234)	17,042	106,371	(88,857)	34,556	30,322
BlackRock High Yield V.I. Fund	9,470	3,652	5,818	859	784	303	1,946	7,764
BlackRock Total Return V.I. Fund	5,135	6,441	(1,306)	(95)	1,436	(13,286)	(11,945)	(13,251)
TOPS® Managed Risk Moderate Growth ETF Portfolio	12,637	18,910	(6,273)	10,823	—	104,058	114,881	108,608
Non-Affiliated Class 4:
American Funds I.S. The Bond Fund of America (a)	14,676	16,053	(1,377)	30,318	44,083	(94,346)	(19,945)	(21,322)
American Funds I.S. Capital Income Builder Fund	78,843	44,186	34,657	49,026	—	300,319	349,345	384,002

(a) Name Change. See Note 1.	10
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statement of Operations (continued)
For the Year Ended December 31, 2021

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds I.S. Global Growth Fund	$5,625	$36,258	$(30,633)	$255,835	$129,185	$8,267	$393,287	$362,654
American Funds I.S. Growth Fund	2,511	64,274	(61,763)	234,680	547,610	56,334	838,624	776,861
American Funds I.S. Growth-Income Fund	37,322	57,422	(20,100)	201,497	38,669	551,141	791,307	771,207
American Funds I.S. New World Fund	7,939	16,129	(8,190)	48,691	37,557	(46,098)	40,150	31,960
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	4,119	6,562	(2,443)	2,690	28,631	27,751	59,072	56,629
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	10,317	25,191	(14,874)	58,599	107,703	57,627	223,929	209,055
Advisor Class:
PIMCO VIT All Asset Portfolio	156,587	20,528	136,059	15,881	—	36,845	52,726	188,785
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	713	660	53	(9)	424	(2,127)	(1,712)	(1,659)
PIMCO VIT CommodityRealReturn® Strategy Portfolio	51,726	19,791	31,935	(67,549)	—	387,553	320,004	351,939
PIMCO VIT Long-Term U.S. Government Portfolio	4,241	3,910	331	(728)	55,607	(69,012)	(14,133)	(13,802)
PIMCO VIT Low Duration Portfolio	10,455	36,188	(25,733)	(923)	—	(34,797)	(35,720)	(61,453)
PIMCO VIT Real Return Portfolio	46,551	13,573	32,978	17,213	—	(12,049)	5,164	38,142
PIMCO VIT Total Return Portfolio	352,168	302,366	49,802	(14,647)	864,588	(1,479,803)	(629,862)	(580,060)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	—	2,204	(2,204)	(4,173)	1,783	4,272	1,882	(322)
Guggenheim VT Multi-Hedge Strategies Fund	—	4,831	(4,831)	4,884	8,159	12,549	25,592	20,761
Guggenheim VT Long Short Equity Fund	397	912	(515)	574	—	12,279	12,853	12,338
ETF Shares:
iShares® Core S&P 500 ETF	231,881	453,128	(221,247)	2,721,415	—	1,523,972	4,245,387	4,024,140
iShares® Core S&P Mid-Cap ETF	64,729	134,886	(70,157)	754,507	—	372,223	1,126,730	1,056,573
iShares® Core S&P Small-Cap ETF	42,743	71,343	(28,600)	474,855	—	175,846	650,701	622,101
iShares® Core U.S. Aggregate Bond ETF	10,219	15,757	(5,538)	8,680	—	(28,903)	(20,223)	(25,761)
iShares® iBoxx $ High Yield Corporate Bond ETF	2,328	1,415	913	1,836	—	(1,841)	(5)	908
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	18,694	22,360	(3,666)	13,619	1,794	(45,708)	(30,295)	(33,961)
iShares® International Treasury Bond ETF	8,579	57,445	(48,866)	19,356	—	(243,919)	(224,563)	(273,429)
iShares® S&P 500 Growth ETF	13,615	65,082	(51,467)	407,926	—	302,086	710,012	658,545
iShares® S&P 500 Value ETF	10,000	13,017	(3,017)	45,197	—	61,715	106,912	103,895
iShares® TIPS Bond ETF	3,283	1,916	1,367	861	—	84	945	2,312
Vanguard® Developed Markets Index Fund, ETF Shares	77,706	64,701	13,005	137,065	—	64,497	201,562	214,567
Vanguard® Dividend Appreciation Index Fund, ETF Shares	17,310	26,950	(9,640)	111,736	—	89,858	201,594	191,954
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	6,325	6,269	56	10,191	—	(12,629)	(2,438)	(2,382)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	971	895	76	644	237	(3,295)	(2,414)	(2,338)
Vanguard® Large-Cap Index Fund, ETF Shares	10,993	21,495	(10,502)	103,886	—	92,234	196,120	185,618
Vanguard® Mega Cap Index Fund, ETF Shares	2,128	4,045	(1,917)	19,577	—	18,988	38,565	36,648
Vanguard® Real Estate Index Fund, ETF Shares	8,026	7,328	698	21,152	—	66,326	87,478	88,176
Vanguard® Short-Term Bond Index Fund, ETF Shares	233	512	(279)	146	55	(645)	(444)	(723)
Vanguard® Total Bond Market Index Fund, ETF Shares	320,021	436,704	(116,683)	210,121	36,202	(866,969)	(620,646)	(737,329)

(a) Name Change. See Note 1.	11
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2021

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Aggressive ETF Fund (c)	$53,711	$1,619,305	$(1,181,644)	$491,372	$4,159	$(125,094)	$(6,346,870)	$(2,882)	$(6,470,687)	$(5,979,315)	$5,979,315	$—	611	(240,848)	(240,237)
Touchstone VST Balanced Fund (b)	(147,840)	265,302	1,038,682	1,156,144	228,834	(1,523,682)	18,482,820	(16,928)	17,171,044	18,327,188	—	18,327,188	1,854,033	(146,572)	1,707,461
Touchstone VST Bond Fund	18,486	38,074	(118,517)	(61,957)	139,516	(319,813)	152,789	(14,496)	(42,004)	(103,961)	2,281,015	2,177,054	30,649	(34,525)	(3,876)
Touchstone VST Common Stock Fund	(228,079)	1,637,922	3,670,688	5,080,531	89,046	(1,757,812)	(710,002)	(24,153)	(2,402,921)	2,677,610	20,755,242	23,432,852	12,377	(174,305)	(161,928)
Touchstone VST Conservative ETF Fund (c)	77,137	241,722	(175,080)	143,779	—	(301,870)	(5,119,196)	(2,436)	(5,423,502)	(5,279,723)	5,279,723	—	1,423	(287,724)	(286,301)
Touchstone VST Moderate ETF Fund (c)	83,646	243,395	50,638	377,679	88,261	(361,481)	(7,068,785)	(2,449)	(7,344,454)	(6,966,775)	6,966,775	—	7,343	(357,073)	(349,730)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	(9,687)	250,376	102,271	342,960	—	(207,203)	—	(340)	(207,543)	135,417	2,152,834	2,288,251	—	(5,056)	(5,056)
Fidelity VIP Overseas Portfolio	(11,754)	141,386	98,328	227,960	—	(40,176)	(57,106)	(267)	(97,549)	130,411	1,330,311	1,460,722	1	(2,940)	(2,939)
Fidelity VIP Equity-Income Portfolio	37,837	1,180,532	487,044	1,705,413	63,833	(1,285,584)	(15,328)	(845)	(1,237,924)	467,489	7,699,667	8,167,156	410	(13,138)	(12,728)
Fidelity VIP Growth Portfolio	(99,088)	2,148,459	(632,984)	1,416,387	—	(902,502)	97	(919)	(903,324)	513,063	6,921,055	7,434,118	—	(3,119)	(3,119)
Fidelity VIP High Income Portfolio	58,998	427	(16,092)	43,333	880	(57,026)	(13,138)	(232)	(69,516)	(26,183)	1,680,489	1,654,306	20,632	(23,000)	(2,368)
Fidelity VIP Asset Manager Portfolio	6,979	132,840	110,731	250,550	5,957	(194,695)	(30,620)	(660)	(220,018)	30,532	3,064,331	3,094,863	94	(3,152)	(3,058)
Fidelity VIP Contrafund® Portfolio	(214,494)	2,959,908	1,083,868	3,829,282	37,497	(1,340,663)	(167,222)	(1,998)	(1,472,386)	2,356,896	15,608,582	17,965,478	598	(14,773)	(14,175)
Fidelity VIP Index 500 Portfolio	(11,087)	1,078,393	142,061	1,209,367	—	(1,310,366)	(100,679)	(732)	(1,411,777)	(202,410)	5,032,612	4,830,202	1	(25,470)	(25,469)
Fidelity VIP Investment Grade Bond Portfolio	8,144	43,222	(78,491)	(27,125)	—	(95,683)	(17,256)	(383)	(113,322)	(140,447)	1,401,975	1,261,528	—	(5,756)	(5,756)
Fidelity VIP Government Money Market	(76,944)	—	—	(76,944)	49,185	(958,344)	311,959	(3,887)	(601,087)	(678,031)	4,344,895	3,666,864	2,135,019	(2,197,588)	(62,569)
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	(5,756)	102,013	(15,003)	81,254	—	(12,780)	—	(91)	(12,871)	68,383	385,613	453,996	—	(312)	(312)
Fidelity VIP Mid Cap Portfolio	(29,706)	622,184	138,396	730,874	—	(109,390)	(35,050)	(223)	(144,663)	586,211	3,113,989	3,700,200	29	(1,565)	(1,536)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	(1,352)	26,212	70,226	95,086	25,131	(125,246)	7,569	(2,843)	(95,389)	(303)	1,226,474	1,226,171	1,795	(6,133)	(4,338)
Fidelity VIP Balanced Portfolio	(94,306)	1,808,575	284,058	1,998,327	129,118	(937,730)	(241,498)	(9,671)	(1,059,781)	938,546	12,864,778	13,803,324	62,344	(102,286)	(39,942)
Fidelity VIP Bond Index Portfolio	(2,157)	1,432	(23,374)	(24,099)	966,923	(93,711)	290,974	(6,514)	1,157,672	1,133,573	353,653	1,487,226	117,563	(6,603)	110,960
Fidelity VIP Contrafund® Portfolio	(289,500)	3,751,138	1,199,561	4,661,199	318,280	(2,130,288)	(419,080)	(51,371)	(2,282,459)	2,378,740	19,354,971	21,733,711	22,041	(83,179)	(61,138)
Fidelity VIP Disciplined Small Cap Portfolio	(21,947)	90,781	234,041	302,875	115,750	(64,560)	(42,945)	(5,569)	2,676	305,551	1,602,268	1,907,819	8,137	(8,235)	(98)
Fidelity VIP Equity-Income Portfolio	5,868	574,337	138,575	718,780	60,799	(572,019)	(22,505)	(3,948)	(537,673)	181,107	3,357,516	3,538,623	5,956	(30,303)	(24,347)
Fidelity VIP Extended Market Index Portfolio	(354)	6,944	3,080	9,670	—	—	(19,251)	—	(19,251)	(9,581)	59,394	49,813	—	(1,450)	(1,450)
Fidelity VIP Freedom 2010 Portfolio	(2,781)	18,827	657	16,703	—	(22,139)	130	(836)	(22,845)	(6,142)	420,446	414,304	8	(1,334)	(1,326)
Fidelity VIP Freedom 2015 Portfolio	(4,307)	61,356	(29,416)	27,633	—	(183,104)	5	(122)	(183,221)	(155,588)	456,178	300,590	2	(9,688)	(9,686)
Fidelity VIP Freedom 2020 Portfolio	(3,716)	39,989	10,073	46,346	75	(31,737)	100,143	(4,804)	63,677	110,023	613,136	723,159	5,021	(1,976)	3,045
Fidelity VIP Freedom 2025 Portfolio	(13,516)	111,191	99,993	197,668	500,000	(25,268)	3,215	(25,524)	452,423	650,091	2,274,393	2,924,484	24,781	(2,623)	22,158
Fidelity VIP Freedom 2030 Portfolio	(2,104)	18,405	21,070	37,371	—	(1,433)	4,284	(42)	2,809	40,180	353,114	393,294	226	(73)	153
Fidelity VIP Growth Portfolio	(78,848)	1,576,313	(418,297)	1,079,168	293,113	(453,970)	(70,503)	(11,280)	(242,640)	836,528	5,173,499	6,010,027	14,285	(18,807)	(4,522)
Fidelity VIP High Income Portfolio	56,385	(121,368)	78,987	14,004	32,314	(391,875)	(126,662)	(2,426)	(488,649)	(474,645)	6,779,347	6,304,702	823,853	(855,919)	(32,066)
Fidelity VIP Index 500 Portfolio	(135,502)	2,693,272	5,823,166	8,380,936	1,504,678	(2,671,470)	526,336	(95,967)	(736,423)	7,644,513	32,419,790	40,064,303	120,629	(148,025)	(27,396)
Fidelity VIP International Index Portfolio	5,508	7,273	(6,659)	6,122	279,833	(40,723)	61,228	(1,350)	298,988	305,110	57,317	362,427	27,620	(2,976)	24,644
Fidelity VIP Investment Grade Bond Portfolio	49,958	530,666	(941,333)	(360,709)	293,379	(1,976,721)	1,484,061	(133,753)	(333,034)	(693,743)	15,438,769	14,745,026	121,265	(144,638)	(23,373)
Fidelity VIP Mid Cap Portfolio	(96,026)	1,846,956	178,559	1,929,489	78,707	(1,013,151)	(247,919)	(11,905)	(1,194,268)	735,221	8,707,562	9,442,783	10,202	(43,278)	(33,076)
Fidelity VIP Overseas Portfolio	(29,998)	328,849	133,427	432,278	3,896	(285,671)	(11,854)	(4,211)	(297,840)	134,438	2,616,551	2,750,989	2,227	(20,357)	(18,130)
Fidelity VIP Target Volatility Portfolio	(7,757)	77,462	(18,300)	51,405	29,540	(19,585)	1,495	(5,239)	6,211	57,616	499,341	556,957	2,298	(1,919)	379
Fidelity VIP Total Market Index Portfolio	951	13,790	41,226	55,967	447,166	(28,950)	83,640	(1,851)	500,005	555,972	82,211	638,183	36,436	(2,327)	34,109
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	(22,503)	92,611	360,579	430,687	28,842	(179,005)	117,830	(1,053)	(33,386)	397,301	1,441,582	1,838,883	7,427	(9,049)	(1,622)
Franklin Growth and Income VIP Fund	20,996	145,923	196,518	363,437	—	(77,185)	(32,016)	(361)	(109,562)	253,875	1,599,570	1,853,445	—	(3,229)	(3,229)
Franklin Income VIP Fund	92,483	28,603	270,654	391,740	7,225	(175,299)	1,396	(512)	(167,190)	224,550	2,599,248	2,823,798	63	(5,399)	(5,336)
JP Morgan IT Mid Cap Value	(3,346)	51,425	99,700	147,779	—	(65,947)	(28)	(178)	(66,153)	81,626	547,978	629,604	1	(1,634)	(1,633)
Morgan Stanley VIF Emerging Markets Debt Portfolio	3,748	(1,279)	(5,930)	(3,461)	—	(4,072)	1,263	(32)	(2,841)	(6,302)	103,631	97,329	35	(121)	(86)
Morgan Stanley VIF U.S. Real Estate Portfolio	3,517	15,827	153,740	173,084	300	(52,220)	7,816	(139)	(44,243)	128,841	480,348	609,189	108	(1,245)	(1,137)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	(4,388)	34,805	205,766	236,183	53,878	(135,038)	46,912	(11,193)	(45,441)	190,742	2,214,860	2,405,602	8,669	(11,841)	(3,172)
Columbia VP – Small Cap Value Fund	(18,284)	29,092	431,772	442,580	17,537	(279,299)	(135,205)	(7,141)	(404,108)	38,472	1,738,134	1,776,606	3,763	(15,339)	(11,576)
Franklin Growth and Income VIP Fund	50,918	300,155	660,794	1,011,867	119,961	(457,486)	7,687	(3,869)	(333,707)	678,160	4,443,587	5,121,747	4,222	(17,152)	(12,930)

(a) Name Change. See Note 1.	12
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2021

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund	$419,252	$65,414	$1,292,211	$1,776,877	$86,118	$(2,584,328)	$178,177	$(3,378)	$(2,323,411)	$(546,534)	$12,555,892	$12,009,358	25,277	(155,249)	(129,972)
Franklin Large Cap Growth VIP Fund	(83,040)	1,037,026	(196,464)	757,522	81,143	(844,572)	(193,385)	(6,530)	(963,344)	(205,822)	6,183,060	5,977,238	3,596	(25,089)	(21,493)
Franklin Mutual Shares VIP Fund	140,941	(155,931)	1,595,422	1,580,432	721,887	(927,096)	(382,192)	(58,435)	(645,836)	934,596	9,422,863	10,357,459	56,109	(93,597)	(37,488)
Franklin Small Cap Value VIP Fund	(5,778)	20,227	233,520	247,969	43,464	(110,423)	(25,480)	(1,438)	(93,877)	154,092	1,076,001	1,230,093	4,591	(8,664)	(4,073)
Invesco V.I. American Franchise Fund	(7,208)	106,590	(54,351)	45,031	38,565	(41,354)	(38,530)	(1,487)	(42,806)	2,225	460,112	462,337	2,138	(2,964)	(826)
Invesco V.I. American Value Fund	(85,408)	(47,349)	1,796,310	1,663,553	665,360	(888,236)	(316,515)	(30,665)	(570,056)	1,093,497	6,770,831	7,864,328	37,602	(64,497)	(26,895)
Invesco V.I. Comstock Fund	5,406	77,892	935,976	1,019,274	263,784	(398,572)	(338,884)	(24,732)	(498,404)	520,870	3,514,895	4,035,765	14,638	(40,052)	(25,414)
Invesco V.I. International Growth Fund	(7,806)	199,835	(104,423)	87,606	175,024	(173,657)	95,664	(13,960)	83,071	170,677	2,103,178	2,273,855	18,734	(13,236)	5,498
Invesco V.I. Discovery Mid Cap Growth Series II (a)	(9,170)	154,894	(45,093)	100,631	92,378	(30,458)	(122,516)	(1,561)	(62,157)	38,474	676,241	714,715	11,405	(15,805)	(4,400)
Templeton Foreign VIP Fund	14,945	(38,965)	139,932	115,912	304,817	(420,080)	49,691	(24,792)	(90,364)	25,548	4,044,977	4,070,525	44,742	(49,345)	(4,603)
Templeton Global Bond VIP Fund	(4,621)	(5,658)	(10,983)	(21,262)	593	(24,868)	41,075	(56)	16,744	(4,518)	333,044	328,526	4,803	(2,795)	2,008
Templeton Growth VIP Fund	(3,949)	(7,172)	47,114	35,993	42,628	(115,230)	2,804	(1,386)	(71,184)	(35,191)	1,068,166	1,032,975	5,424	(8,435)	(3,011)
Morgan Stanley VIF Emerging Markets Debt Portfolio	27,449	(3,765)	(50,140)	(26,456)	7,287	(120,259)	(38,452)	(1,543)	(152,967)	(179,423)	869,825	690,402	2,987	(12,918)	(9,931)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(13,457)	37,700	12,039	36,282	95,941	(138,691)	(68,155)	(3,678)	(114,583)	(78,301)	2,034,476	1,956,175	12,669	(17,774)	(5,105)
Morgan Stanley VIF U.S. Real Estate Portfolio	8,808	25,148	710,538	744,494	104,009	(216,601)	(151,224)	(9,072)	(272,888)	471,606	2,130,162	2,601,768	11,252	(31,997)	(20,745)
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(60,590)	887,740	(94,667)	732,483	416,644	(388,495)	(408,087)	(15,202)	(395,140)	337,343	4,150,197	4,487,540	13,902	(25,403)	(11,501)
BlackRock Global Allocation V.I. Fund	(4,234)	123,413	(88,857)	30,322	54,160	(66,192)	(2,694)	(2,408)	(17,134)	13,188	622,596	635,784	5,350	(6,401)	(1,051)
BlackRock High Yield V.I. Fund	5,818	1,643	303	7,764	24,120	(13,007)	27,414	(179)	38,348	46,112	230,413	276,525	3,963	(1,033)	2,930
BlackRock Total Return V.I. Fund	(1,306)	1,341	(13,286)	(13,251)	115,859	(12,163)	55,502	(3,559)	155,639	142,388	373,898	516,286	15,679	(1,421)	14,258
TOPS® Managed Risk Moderate Growth ETF Portfolio	(6,273)	10,823	104,058	108,608	40,502	(46,498)	7,619	(8,377)	(6,754)	101,854	1,177,602	1,279,456	4,131	(4,677)	(546)
Non-Affiliated Class 4:
American Funds I.S. The Bond Fund of America (a)	(1,377)	74,401	(94,346)	(21,322)	341,272	(330,271)	65,022	(8,108)	67,915	46,593	1,175,907	1,222,500	46,012	(39,428)	6,584
American Funds I.S. Capital Income Builder Fund	34,657	49,026	300,319	384,002	185,641	(323,804)	114,587	(8,709)	(32,285)	351,717	2,925,591	3,277,308	27,804	(30,153)	(2,349)
American Funds I.S. Global Growth Fund	(30,633)	385,020	8,267	362,654	55,446	(282,684)	(342,780)	(7,292)	(577,310)	(214,656)	2,876,828	2,662,172	7,746	(33,162)	(25,416)
American Funds I.S. Growth Fund	(61,763)	782,290	56,334	776,861	782,876	(368,180)	(119,559)	(4,840)	290,297	1,067,158	4,000,650	5,067,808	23,718	(15,977)	7,741
American Funds I.S. Growth-Income Fund	(20,100)	240,166	551,141	771,207	139,677	(422,369)	(201,414)	(10,582)	(494,688)	276,519	3,851,276	4,127,795	16,209	(39,627)	(23,418)
American Funds I.S. New World Fund	(8,190)	86,248	(46,098)	31,960	176,424	(99,277)	61,252	(5,967)	132,432	164,392	1,061,522	1,225,914	15,717	(7,408)	8,309
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(2,443)	31,321	27,751	56,629	—	(8,337)	(1,488)	(61)	(9,886)	46,743	429,271	476,014	250	(443)	(193)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(14,874)	166,302	57,627	209,055	47,786	(159,036)	139,774	(1,417)	27,107	236,162	1,741,943	1,978,105	15,291	(14,762)	529
Advisor Class:
PIMCO VIT All Asset Portfolio	136,059	15,881	36,845	188,785	26,113	(60,718)	(71,712)	(1,083)	(107,400)	81,385	1,367,663	1,449,048	2,500	(9,260)	(6,760)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	53	415	(2,127)	(1,659)	—	—	—	(2)	(2)	(1,661)	48,949	47,288	—	—	—
PIMCO VIT CommodityRealReturn® Strategy Portfolio	31,935	(67,549)	387,553	351,939	13,820	(167,273)	(162,580)	(6,991)	(323,024)	28,915	1,236,797	1,265,712	13,037	(81,073)	(68,036)
PIMCO VIT Long-Term U.S. Government Portfolio	331	54,879	(69,012)	(13,802)	8,689	(4,907)	45,106	(465)	48,423	34,621	275,324	309,945	5,876	(1,813)	4,063
PIMCO VIT Low Duration Portfolio	(25,733)	(923)	(34,797)	(61,453)	56,770	(249,484)	217,344	(7,621)	17,009	(44,444)	2,456,929	2,412,485	24,223	(22,949)	1,274
PIMCO VIT Real Return Portfolio	32,978	17,213	(12,049)	38,142	28,728	(111,681)	177,352	(1,225)	93,174	131,316	935,158	1,066,474	21,039	(14,407)	6,632
PIMCO VIT Total Return Portfolio	49,802	849,941	(1,479,803)	(580,060)	2,441,986	(2,555,205)	2,231,300	(145,375)	1,972,706	1,392,646	19,908,331	21,300,977	287,944	(156,416)	131,528
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(2,204)	(2,390)	4,272	(322)	48	(18,270)	4,791	(812)	(14,243)	(14,565)	151,062	136,497	1,245	(3,439)	(2,194)
Guggenheim VT Multi-Hedge Strategies Fund	(4,831)	13,043	12,549	20,761	—	(21,762)	9,111	(910)	(13,561)	7,200	313,220	320,420	1,176	(2,364)	(1,188)
Guggenheim VT Long Short Equity Fund	(515)	574	12,279	12,338	—	(2,878)	(2,738)	(55)	(5,671)	6,667	59,052	65,719	37	(529)	(492)
ETF Shares:
iShares® Core S&P 500 ETF	(221,247)	2,721,415	1,523,972	4,024,140	271,376	(2,417,253)	(1,932,050)	—	(4,077,927)	(53,787)	17,460,395	17,406,608	3,638	(53,466)	(49,828)
iShares® Core S&P Mid-Cap ETF	(70,157)	754,507	372,223	1,056,573	89,701	(692,314)	(654,589)	—	(1,257,202)	(200,629)	5,332,214	5,131,585	3,508	(22,148)	(18,640)
iShares® Core S&P Small-Cap ETF	(28,600)	474,855	175,846	622,101	35,017	(389,495)	(501,348)	—	(855,826)	(233,725)	2,891,435	2,657,710	1,905	(13,905)	(12,000)
iShares® Core U.S. Aggregate Bond ETF	(5,538)	8,680	(28,903)	(25,761)	14,487	(95,516)	78,739	—	(2,290)	(28,051)	586,119	558,068	3,577	(3,596)	(19)
iShares® iBoxx $ High Yield Corporate Bond ETF	913	1,836	(1,841)	908	4,928	(31,208)	3,094	—	(23,186)	(22,278)	70,731	48,453	102	(757)	(655)
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	(3,666)	15,413	(45,708)	(33,961)	98,454	(73,215)	113,924	—	139,163	105,202	777,897	883,099	7,295	(2,290)	5,005
iShares® International Treasury Bond ETF	(48,866)	19,356	(243,919)	(273,429)	23,717	(274,792)	499,392	—	248,317	(25,112)	2,235,492	2,210,380	20,063	(9,093)	10,970
iShares® S&P 500 Growth ETF	(51,467)	407,926	302,086	658,545	37,953	(235,070)	(301,911)	—	(499,028)	159,517	2,444,125	2,603,642	867	(5,729)	(4,862)
iShares® S&P 500 Value ETF	(3,017)	45,197	61,715	103,895	22,623	(91,036)	(31,309)	—	(99,722)	4,173	519,836	524,009	186	(1,752)	(1,566)

(a) Name Change. See Note 1.	13
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2021

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
iShares® TIPS Bond ETF	$1,367	$861	$84	$2,312	$—	$(5,839)	$3,426	$—	$(2,413)	$(101)	$77,589	$77,488	166	(261)	(95)
Vanguard® Developed Markets Index Fund, ETF Shares	13,005	137,065	64,497	214,567	31,144	(290,331)	(51,666)	—	(310,853)	(96,286)	2,538,733	2,442,447	2,662	(10,185)	(7,523)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(9,640)	111,736	89,858	191,954	20,481	(152,316)	(45,180)	—	(177,015)	14,939	1,017,309	1,032,248	146	(2,702)	(2,556)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	56	10,191	(12,629)	(2,382)	23,076	(20,851)	14,770	—	16,995	14,613	246,827	261,440	1,537	(937)	600
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	76	881	(3,295)	(2,338)	—	(29,227)	689	—	(28,538)	(30,876)	67,980	37,104	25	(885)	(860)
Vanguard® Large-Cap Index Fund, ETF Shares	(10,502)	103,886	92,234	185,618	20,819	(150,190)	(41,668)	—	(171,039)	14,579	814,862	829,441	259	(2,269)	(2,010)
Vanguard® Mega Cap Index Fund, ETF Shares	(1,917)	19,577	18,988	36,648	280	(21,249)	(3,434)	—	(24,403)	12,245	157,169	169,414	101	(380)	(279)
Vanguard® Real Estate Index Fund, ETF Shares	698	21,152	66,326	88,176	12,928	(24,979)	(38,169)	—	(50,220)	37,956	260,925	298,881	254	(1,205)	(951)
Vanguard® Short-Term Bond Index Fund, ETF Shares	(279)	201	(645)	(723)	—	(3,680)	1,741	—	(1,939)	(2,662)	22,596	19,934	76	(157)	(81)
Vanguard® Total Bond Market Index Fund, ETF Shares	(116,683)	246,323	(866,969)	(737,329)	168,241	(1,966,701)	2,913,722	—	1,115,262	377,933	16,392,875	16,770,808	104,236	(61,468)	42,768

(a) Name Change. See Note 1.	14
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Aggressive ETF Fund	$21,358	$180,273	$356,862	$558,493	$35,038	$(241,310)	$7,510	$(8,835)	$(207,597)	$350,896	$5,628,419	$5,979,315	3,892	(13,417)	(9,525)
Touchstone VST Bond Fund	6,216	14,094	137,034	157,344	45,845	(253,772)	216,447	(13,906)	(5,386)	151,958	2,129,057	2,281,015	35,609	(37,322)	(1,713)
Touchstone VST Common Stock Fund	(151,737)	867,456	3,085,505	3,801,224	176,084	(1,687,586)	(1,298,878)	(24,652)	(2,835,032)	966,192	19,789,050	20,755,242	23,773	(277,932)	(254,159)
Touchstone VST Conservative ETF Fund	55,325	128,848	228,235	412,408	58,593	(701,036)	(99,967)	(9,708)	(752,118)	(339,710)	5,619,433	5,279,723	7,356	(51,899)	(44,543)
Touchstone VST Moderate ETF Fund	51,464	91,429	424,027	566,920	7,251	(518,545)	64,947	(8,547)	(454,894)	112,026	6,854,749	6,966,775	12,368	(38,356)	(25,988)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	1,320	78,621	285,244	365,185	—	(148,347)	(86,136)	(412)	(234,895)	130,290	2,022,544	2,152,834	6	(9,035)	(9,029)
Fidelity VIP Overseas Portfolio	(10,615)	17,826	150,721	157,932	—	(37,557)	(12,505)	(306)	(50,368)	107,564	1,222,747	1,330,311	—	(2,700)	(2,700)
Fidelity VIP Equity-Income Portfolio	32,023	327,032	(23,940)	335,115	336,147	(719,558)	(60,950)	(1,101)	(445,462)	(110,347)	7,810,014	7,699,667	633	(5,725)	(5,092)
Fidelity VIP Growth Portfolio	(73,478)	787,624	1,348,837	2,062,983	—	(328,925)	(39,280)	(1,013)	(369,218)	1,693,765	5,227,290	6,921,055	1	(1,934)	(1,933)
Fidelity VIP High Income Portfolio	60,022	(42,664)	12,796	30,154	880	(84,567)	(8,461)	(317)	(92,465)	(62,311)	1,742,800	1,680,489	39,616	(42,353)	(2,737)
Fidelity VIP Asset Manager Portfolio	4,608	50,596	308,293	363,497	14,786	(90,640)	667	(744)	(75,931)	287,566	2,776,765	3,064,331	154	(1,350)	(1,196)
Fidelity VIP Contrafund® Portfolio	(154,327)	722,737	2,929,594	3,498,004	655,049	(1,677,618)	(415,270)	(2,421)	(1,440,260)	2,057,744	13,550,838	15,608,582	971	(21,462)	(20,491)
Fidelity VIP Index 500 Portfolio	17,070	271,365	434,816	723,251	—	(376,062)	(3,411)	(814)	(380,287)	342,964	4,689,648	5,032,612	190	(10,650)	(10,460)
Fidelity VIP Investment Grade Bond Portfolio	10,859	12,759	86,144	109,762	—	(131,810)	(1,620)	(538)	(133,968)	(24,206)	1,426,181	1,401,975	27	(7,106)	(7,079)
Fidelity VIP Government Money Market	(80,174)	—	—	(80,174)	26,158	(1,426,906)	2,460,489	(4,045)	1,055,696	975,522	3,369,373	4,344,895	3,613,128	(3,509,470)	103,658
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	(4,636)	79,962	54,217	129,543	—	(67,037)	—	(94)	(67,131)	62,412	323,201	385,613	1	(1,936)	(1,935)
Fidelity VIP Mid Cap Portfolio	(20,837)	13,488	436,126	428,777	—	(198,470)	(8,032)	(340)	(206,842)	221,935	2,892,054	3,113,989	—	(3,097)	(3,097)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	(1,806)	13,652	126,171	138,017	13,888	(91,852)	66,102	(2,801)	(14,663)	123,354	1,103,120	1,226,474	4,322	(4,821)	(499)
Fidelity VIP Balanced Portfolio	(14,548)	398,019	1,695,233	2,078,704	598,260	(835,296)	472,855	(9,434)	226,385	2,305,089	10,559,689	12,864,778	102,758	(88,115)	14,643
Fidelity VIP Bond Index Portfolio	864	1,225	3,273	5,362	219,775	(7,499)	52,481	(1,394)	263,363	268,725	84,928	353,653	26,184	(1,589)	24,595
Fidelity VIP Contrafund® Portfolio	(245,397)	670,105	4,086,570	4,511,278	303,880	(1,980,495)	(1,071,873)	(53,358)	(2,801,846)	1,709,432	17,645,539	19,354,971	14,769	(116,573)	(101,804)
Fidelity VIP Disciplined Small Cap Portfolio	(10,824)	(28,311)	258,258	219,123	21,439	(62,945)	(116,520)	(5,233)	(163,259)	55,864	1,546,404	1,602,268	14,233	(24,725)	(10,492)
Fidelity VIP Equity-Income Portfolio	6,121	137,051	(5,010)	138,162	116,786	(321,146)	71,665	(4,200)	(136,895)	1,267	3,356,249	3,357,516	15,647	(22,215)	(6,568)
Fidelity VIP Extended Market Index Portfolio	46	(2)	7,735	7,779	—	—	15,040	—	15,040	22,819	36,575	59,394	1,450	—	1,450
Fidelity VIP Freedom 2010 Portfolio	(1,576)	20,753	21,026	40,203	—	(24,286)	8,713	(871)	(16,444)	23,759	396,687	420,446	911	(2,037)	(1,126)
Fidelity VIP Freedom 2015 Portfolio	(2,025)	21,250	29,001	48,226	—	(5,401)	2	(148)	(5,547)	42,679	413,499	456,178	—	(345)	(345)
Fidelity VIP Freedom 2020 Portfolio	(3,254)	36,480	32,767	65,993	225	(98,076)	(2,947)	(4,604)	(105,402)	(39,409)	652,545	613,136	523	(7,546)	(7,023)
Fidelity VIP Freedom 2025 Portfolio	(10,707)	94,209	195,848	279,350	—	(8,977)	58,141	(22,699)	26,465	305,815	1,968,578	2,274,393	3,671	(1,962)	1,709
Fidelity VIP Freedom 2030 Portfolio	(1,123)	29,817	4,282	32,976	102,301	(213,549)	68,385	(117)	(42,980)	(10,004)	363,118	353,114	9,225	(12,665)	(3,440)
Fidelity VIP Growth Portfolio	(57,812)	638,056	973,040	1,553,284	126,175	(412,353)	15,652	(9,287)	(279,813)	1,273,471	3,900,028	5,173,499	14,397	(21,752)	(7,355)
Fidelity VIP High Income Portfolio	220,265	107,154	(29,247)	298,172	71,089	(259,446)	(134,905)	(2,852)	(326,114)	(27,942)	6,807,289	6,779,347	1,524,918	(1,530,144)	(5,226)
Fidelity VIP Index 500 Portfolio	34,105	1,888,492	2,525,676	4,448,273	1,384,320	(2,541,027)	51,975	(89,908)	(1,194,640)	3,253,633	29,166,157	32,419,790	194,421	(244,399)	(49,978)
Fidelity VIP International Index Portfolio	457	30	7,744	8,231	40,507	(9)	7,225	(149)	47,574	55,805	1,512	57,317	4,877	(68)	4,809
Fidelity VIP Investment Grade Bond Portfolio	87,293	143,099	835,622	1,066,014	563,107	(1,213,665)	152,960	(134,342)	(631,940)	434,074	15,004,695	15,438,769	124,056	(170,617)	(46,561)
Fidelity VIP Mid Cap Portfolio	(75,507)	(183,684)	1,407,152	1,147,961	42,278	(766,956)	(419,480)	(11,954)	(1,156,112)	(8,151)	8,715,713	8,707,562	17,836	(66,542)	(48,706)
Fidelity VIP Overseas Portfolio	(29,739)	88,168	256,405	314,834	12,292	(366,709)	(11,720)	(5,033)	(371,170)	(56,336)	2,672,887	2,616,551	6,456	(36,279)	(29,823)
Fidelity VIP Target Volatility Portfolio	(1,073)	13,361	21,601	33,889	11,250	(15,444)	(10,079)	(6,073)	(20,346)	13,543	485,798	499,341	944	(2,489)	(1,545)
Fidelity VIP Total Market Index Portfolio	414	662	18,445	19,521	61,014	(974)	2,793	(143)	62,690	82,211	—	82,211	6,674	(241)	6,433
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	(17,303)	31,801	40,610	55,108	39,935	(142,960)	(48,193)	(1,125)	(152,343)	(97,235)	1,538,817	1,441,582	4,787	(14,070)	(9,283)
Franklin Growth and Income VIP Fund	37,726	406,236	(387,697)	56,265	—	(207,102)	2	(408)	(207,508)	(151,243)	1,750,813	1,599,570	—	(7,107)	(7,107)
Franklin Income VIP Fund	124,759	10,368	(179,439)	(44,312)	100,139	(537,747)	28,967	(660)	(409,301)	(453,613)	3,052,861	2,599,248	1,939	(17,399)	(15,460)
JP Morgan IT Mid Cap Value	325	39,836	(56,330)	(16,169)	—	(36,382)	(29,192)	(184)	(65,758)	(81,927)	629,905	547,978	—	(2,389)	(2,389)
Morgan Stanley VIF Emerging Markets Debt Portfolio	3,107	(1,861)	2,215	3,461	—	(5,543)	(1,403)	(48)	(6,994)	(3,533)	107,164	103,631	3	(251)	(248)
Morgan Stanley VIF U.S. Real Estate Portfolio	6,168	68,659	(196,291)	(121,464)	4,886	(72,350)	(44,599)	(170)	(112,233)	(233,697)	714,045	480,348	224	(3,418)	(3,194)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	(585)	91,230	91	90,736	13,500	(77,157)	51,373	(12,025)	(24,309)	66,427	2,148,433	2,214,860	7,124	(8,904)	(1,780)
Columbia VP – Small Cap Value Fund	(16,377)	(69,033)	201,592	116,182	22,061	(152,872)	9,345	(7,257)	(128,723)	(12,541)	1,750,675	1,738,134	8,492	(13,771)	(5,279)
Franklin Growth and Income VIP Fund	104,226	826,905	(785,506)	145,625	85,534	(534,417)	(231,672)	(4,682)	(685,237)	(539,612)	4,983,199	4,443,587	10,756	(41,625)	(30,869)
Franklin Income VIP Fund	547,666	(402,850)	(472,137)	(327,321)	366,114	(1,028,050)	(963,914)	(3,826)	(1,629,676)	(1,956,997)	14,512,889	12,555,892	39,985	(153,810)	(113,825)
Franklin Large Cap Growth VIP Fund	(76,027)	706,865	1,361,400	1,992,238	85,235	(705,480)	(185,998)	(6,053)	(812,296)	1,179,942	5,003,118	6,183,060	13,461	(35,693)	(22,232)
Franklin Mutual Shares VIP Fund	123,452	(44,148)	(608,286)	(528,982)	268,297	(861,572)	682,592	(56,821)	32,496	(496,486)	9,919,349	9,422,863	91,743	(76,889)	14,854
Franklin Small Cap Value VIP Fund	323	(59,909)	80,506	20,920	19,200	(84,175)	17,787	(1,316)	(48,504)	(27,584)	1,103,585	1,076,001	7,713	(11,143)	(3,430)
Invesco V.I. American Franchise Fund	(5,347)	55,427	82,639	132,719	—	(21,348)	(6,143)	(1,203)	(28,694)	104,025	356,087	460,112	2,030	(2,723)	(693)

(a) Name Change. See Note 1.	15
(b) New Underlying Fund. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco V.I. American Value Fund	$(46,619)	$(405,444)	$371,928	$(80,135)	$189,445	$(593,876)	$(124,002)	$(26,938)	$(555,371)	$(635,506)	$7,406,337	$6,770,831	39,640	(70,904)	(31,264)
Invesco V.I. Comstock Fund	24,162	(73,968)	(19,123)	(68,929)	122,683	(351,202)	113,842	(23,154)	(137,831)	(206,760)	3,721,655	3,514,895	30,911	(35,576)	(4,665)
Invesco V.I. International Growth Fund	12,545	62,550	147,238	222,333	58,132	(243,838)	(65,191)	(13,972)	(264,869)	(42,536)	2,145,714	2,103,178	11,142	(31,448)	(20,306)
Invesco V.I. Mid Cap Growth Fund (c)	(1,429)	(16,154)	1,398	(16,185)	959	(2,309)	(287,677)	(135)	(289,162)	(305,347)	305,347	—	581	(20,673)	(20,092)
Invesco V.I. Discovery Mid Cap Growth Series II (a)(b)	(5,364)	21,705	185,249	201,590	22,052	(5,793)	459,008	(616)	474,651	676,241	—	676,241	51,120	(5,489)	45,631
Templeton Foreign VIP Fund	73,832	(241,655)	62,726	(105,097)	91,515	(497,003)	243,496	(24,242)	(186,234)	(291,331)	4,336,308	4,044,977	44,858	(55,711)	(10,853)
Templeton Global Bond VIP Fund	32,087	(46,315)	(19,527)	(33,755)	10,396	(139,001)	(89,703)	(130)	(218,438)	(252,193)	585,237	333,044	14,081	(38,203)	(24,122)
Templeton Growth VIP Fund	16,315	(81,933)	83,194	17,576	13,688	(187,886)	(7,303)	(1,687)	(183,188)	(165,612)	1,233,778	1,068,166	3,138	(18,767)	(15,629)
Morgan Stanley VIF Emerging Markets Debt Portfolio	28,024	(10,495)	18,402	35,931	14,521	(56,080)	(76,119)	(1,488)	(119,166)	(83,235)	953,060	869,825	4,297	(12,214)	(7,917)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(3,509)	21,128	166,244	183,863	27,807	(216,121)	(280,462)	(3,410)	(472,186)	(288,323)	2,322,799	2,034,476	11,864	(39,852)	(27,988)
Morgan Stanley VIF U.S. Real Estate Portfolio	22,899	7,047	(462,864)	(432,918)	30,228	(184,359)	199,110	(8,282)	36,697	(396,221)	2,526,383	2,130,162	29,665	(23,082)	6,583
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(49,752)	386,712	889,298	1,226,258	115,020	(263,919)	(77,690)	(13,451)	(240,040)	986,218	3,163,979	4,150,197	14,463	(22,552)	(8,089)
BlackRock Global Allocation V.I. Fund	(1,289)	26,440	66,332	91,483	440	(23,275)	(56,252)	(2,343)	(81,430)	10,053	612,543	622,596	159	(7,048)	(6,889)
BlackRock High Yield V.I. Fund	7,455	(44)	4,693	12,104	2,000	(1,775)	8,023	(238)	8,010	20,114	210,299	230,413	864	(187)	677
BlackRock Total Return V.I. Fund	1,078	18,697	2,666	22,441	40,507	(9,620)	20,599	(2,694)	48,792	71,233	302,665	373,898	6,588	(2,094)	4,494
TOPS® Managed Risk Moderate Growth ETF Portfolio	6,812	10,477	29,262	46,551	20,250	(41,988)	9,057	(8,940)	(21,621)	24,930	1,152,672	1,177,602	2,301	(4,262)	(1,961)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	7,570	14,859	39,701	62,130	247,169	(822)	194,598	(6,839)	434,106	496,236	679,671	1,175,907	47,974	(8,906)	39,068
American Funds I.S. Capital Income Builder Fund	34,595	(9,589)	(14,674)	10,332	323,191	(65,226)	(368,432)	(5,774)	(116,241)	(105,909)	3,031,500	2,925,591	125,805	(141,963)	(16,158)
American Funds I.S. Global Growth Fund	(28,975)	129,465	558,731	659,221	84,955	(99,652)	(15,726)	(6,616)	(37,039)	622,182	2,254,646	2,876,828	14,076	(14,953)	(877)
American Funds I.S. Growth Fund	(38,088)	140,180	1,217,894	1,319,986	122,382	(72,387)	66,051	(2,654)	113,392	1,433,378	2,567,272	4,000,650	13,209	(7,797)	5,412
American Funds I.S. Growth-Income Fund	(7,466)	98,749	327,643	418,926	215,325	(75,152)	288,371	(9,050)	419,494	838,420	3,012,856	3,851,276	34,710	(10,441)	24,269
American Funds I.S. New World Fund	(12,216)	40,693	163,284	191,761	54,809	(90,166)	(26,647)	(5,199)	(67,203)	124,558	936,964	1,061,522	5,384	(10,472)	(5,088)
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(816)	30,596	36,874	66,654	5,898	(74,506)	(94)	(67)	(68,769)	(2,115)	431,386	429,271	13	(1,953)	(1,940)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(6,677)	114,093	156,844	264,260	24,690	(181,149)	(42,302)	(1,209)	(199,970)	64,290	1,677,653	1,741,943	6,204	(13,943)	(7,739)
Advisor Class:
PIMCO VIT All Asset Portfolio	46,939	(5,193)	37,384	79,130	22,652	(49,049)	(216,446)	(1,127)	(243,970)	(164,840)	1,532,503	1,367,663	5,157	(22,694)	(17,537)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	1,918	(13)	(233)	1,672	—	(432)	7,500	(3)	7,065	8,737	40,212	48,949	654	(39)	615
PIMCO VIT CommodityRealReturn® Strategy Portfolio	54,530	(187,061)	137,231	4,700	8,662	(116,883)	67,116	(6,942)	(48,047)	(43,347)	1,280,144	1,236,797	39,142	(48,841)	(9,699)
PIMCO VIT Long-Term U.S. Government Portfolio	649	6,564	22,846	30,059	2,383	(3,395)	46,428	(500)	44,916	74,975	200,349	275,324	4,904	(1,572)	3,332
PIMCO VIT Low Duration Portfolio	(9,278)	(5,536)	45,161	30,347	83,767	(222,669)	448,161	(7,468)	301,791	332,138	2,124,791	2,456,929	49,765	(22,425)	27,340
PIMCO VIT Real Return Portfolio	(1,009)	804	89,298	89,093	12,384	(91,212)	20,228	(1,183)	(59,783)	29,310	905,848	935,158	3,019	(7,622)	(4,603)
PIMCO VIT Total Return Portfolio	106,310	280,687	904,821	1,291,818	1,074,713	(2,234,124)	425,425	(143,151)	(877,137)	414,681	19,493,650	19,908,331	178,634	(239,257)	(60,623)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	3,760	(5,731)	3,506	1,535	304	(21,741)	4,028	(912)	(18,321)	(16,786)	167,848	151,062	2,321	(5,200)	(2,879)
Guggenheim VT Multi-Hedge Strategies Fund	(586)	6,610	13,151	19,175	—	(47,081)	(2,701)	(936)	(50,718)	(31,543)	344,763	313,220	1,360	(7,037)	(5,677)
Guggenheim VT Long Short Equity Fund	(391)	(919)	2,887	1,577	—	(14,036)	2	(75)	(14,109)	(12,532)	71,584	59,052	3	(1,401)	(1,398)
ETF Shares:
iShares® Core S&P 500 ETF	(129,650)	2,312,607	361,801	2,544,758	97,150	(3,038,740)	(764,782)	—	(3,706,372)	(1,161,614)	18,622,009	17,460,395	15,069	(71,217)	(56,148)
iShares® Core S&P Mid-Cap ETF	(49,053)	541,364	191,787	684,098	65,110	(864,866)	48,550	—	(751,206)	(67,108)	5,399,322	5,332,214	17,927	(28,836)	(10,909)
iShares® Core S&P Small-Cap ETF	(30,108)	279,780	98,512	348,184	23,812	(441,029)	90,632	—	(326,585)	21,599	2,869,836	2,891,435	11,636	(15,241)	(3,605)
iShares® Core U.S. Aggregate Bond ETF	(3,177)	20,431	7,864	25,118	17,713	(29,531)	(9,119)	—	(20,937)	4,181	581,938	586,119	4,219	(5,066)	(847)
iShares® iBoxx $ High Yield Corporate Bond ETF	1,708	(304)	(1,184)	220	350	(14,799)	10,683	—	(3,766)	(3,546)	74,277	70,731	360	(512)	(152)
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	648	5,701	35,512	41,861	6,370	(48,166)	61,994	—	20,198	62,059	715,838	777,897	4,465	(3,968)	497
iShares® International Treasury Bond ETF	(56,076)	4,249	218,501	166,674	26,626	(397,491)	114,049	—	(256,816)	(90,142)	2,325,634	2,235,492	12,711	(24,287)	(11,576)
iShares® S&P 500 Growth ETF	(35,969)	374,436	289,192	627,659	39,319	(248,166)	(313,962)	—	(522,809)	104,850	2,339,275	2,444,125	1,394	(8,327)	(6,933)
iShares® S&P 500 Value ETF	663	20,517	(17,939)	3,241	17,386	(21,350)	792	—	(3,172)	69	519,767	519,836	1,475	(1,355)	120
iShares® TIPS Bond ETF	(1,774)	8,875	1,635	8,736	9,329	(1,818)	(65,334)	—	(57,823)	(49,087)	126,676	77,589	816	(3,231)	(2,415)
Vanguard® Developed Markets Index Fund, ETF Shares	(6,039)	58,962	150,212	203,135	12,347	(399,247)	119,422	—	(267,478)	(64,343)	2,603,076	2,538,733	9,230	(15,475)	(6,245)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(8,012)	87,526	33,764	113,278	20,138	(99,280)	(65,372)	—	(144,514)	(31,236)	1,048,545	1,017,309	885	(3,509)	(2,624)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	(649)	10,749	17,105	27,205	15,038	(27,702)	10,212	—	(2,452)	24,753	222,074	246,827	1,702	(1,827)	(125)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	473	1,973	1,868	4,314	—	(5,818)	8,423	—	2,605	6,919	61,061	67,980	270	(176)	94

(a) Name Change. See Note 1.	16
(b) New Underlying Fund. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard® Large-Cap Index Fund, ETF Shares	$(6,263)	$59,435	$67,113	$120,285	$54,365	$(79,485)	$(7,857)	$—	$(32,977)	$87,308	$727,554	$814,862	1,729	(2,406)	(677)
Vanguard® Mega Cap Index Fund, ETF Shares	(984)	9,993	15,175	24,184	—	(8,464)	1,255	—	(7,209)	16,975	140,194	157,169	171	(286)	(115)
Vanguard® Real Estate Index Fund, ETF Shares	3,583	1,297	(17,756)	(12,876)	3,720	(11,678)	37,791	—	29,833	16,957	243,968	260,925	1,180	(399)	781
Vanguard® Short-Term Bond Index Fund, ETF Shares	(87)	42	376	331	—	(1,270)	8,960	—	7,690	8,021	14,575	22,596	411	(77)	334
Vanguard® Total Bond Market Index Fund, ETF Shares	(55,789)	685,840	172,666	802,717	110,460	(2,906,726)	802,370	—	(1,993,896)	(1,191,179)	17,584,054	16,392,875	94,440	(171,321)	(76,881)

(a) Name Change. See Note 1.	17
(b) New Underlying Fund. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements
December 31, 2021
1. Organization and Nature of Operations

National Integrity Life Insurance Company Separate Account I (”the Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the National Integrity Life Insurance Company (the “Company”), a life insurance company that is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.
Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

American Funds Insurance Series	Columbia Funds Variable Portfolios
Non-Affiliated Class 2	Non-Affiliated Class 1
American Funds I.S. Managed Risk Asset Allocation Fund	Columbia VP – Select Mid Cap Value Fund
Non-Affiliated Class 4	Non-Affiliated Class 2
American Funds I.S. The Bond Fund of America	Columbia VP – Small Cap Value Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund	DWS Investments VIT Funds
American Funds I.S. Growth Fund	Non-Affiliated Class A:
American Funds I.S. Growth-Income Fund	DWS Small Cap Index VIP Fund
American Funds I.S. New World Fund	Non-Affiliated Class B:
DWS Small Cap Index VIP Fund
BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
18

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

Fidelity Variable Insurance Products	Franklin Templeton VIP Trust (continued)
Non-Affiliated Initial Class:	Non-Affiliated Class 2 (continued):
Fidelity VIP Balanced Portfolio	Franklin Large Cap Growth VIP Fund
Fidelity VIP Overseas Portfolio	Franklin Mutual Shares VIP Fund
Fidelity VIP Equity-Income Portfolio	Franklin Small Cap Value VIP Fund
Fidelity VIP Growth Portfolio	Templeton Foreign VIP Fund
Fidelity VIP High Income Portfolio	Templeton Global Bond VIP Fund
Fidelity VIP Asset Manager Portfolio	Templeton Growth VIP Fund
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP Investment Grade Bond Portfolio	Investor Class:
Fidelity VIP Government Money Market	Guggenheim VT Global Managed Futures Strategy Fund
Non-Affiliated Service Class:	Guggenheim VT Multi-Hedge Strategies Fund
Fidelity VIP Growth Portfolio	Guggenheim VT Long Short Equity Fund
Fidelity VIP Mid Cap Portfolio
Non-Affiliated Service Class 2:	iShares Trust
Fidelity VIP Asset Manager Portfolio	ETF Shares:
Fidelity VIP Balanced Portfolio	iShares® Core S&P 500 ETF
Fidelity VIP Bond Index Portfolio	iShares® Core S&P Mid-Cap ETF
Fidelity VIP Contrafund® Portfolio	iShares® Core S&P Small-Cap ETF
Fidelity VIP Disciplined Small Cap Portfolio	iShares® Core U.S. Aggregate Bond ETF
Fidelity VIP Equity-Income Portfolio	iShares® iBoxx $ High Yield Corporate Bond ETF
Fidelity VIP Extended Market Index Portfolio	iShares® 5-10 Year Investment Grade Corporate Bond ETF
Fidelity VIP Freedom 2010 Portfolio	iShares® International Treasury Bond ETF
Fidelity VIP Freedom 2015 Portfolio	iShares® S&P 500 Growth ETF
Fidelity VIP Freedom 2020 Portfolio	iShares® S&P 500 Value ETF
Fidelity VIP Freedom 2025 Portfolio	iShares® TIPS Bond ETF
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio	Invesco (AIM) Variable Insurance Funds
Fidelity VIP High Income Portfolio	Non-Affiliated Class 2:
Fidelity VIP Index 500 Portfolio	Invesco V.I. American Franchise Fund
Fidelity VIP International Index Portfolio	Invesco V.I. American Value Fund
Fidelity VIP Investment Grade Bond Portfolio	Invesco V.I. Comstock Fund
Fidelity VIP Mid Cap Portfolio	Invesco V.I. International Growth Fund
Fidelity VIP Overseas Portfolio	Invesco V.I. Discovery Mid Cap Growth Series II
Fidelity VIP Target Volatility Portfolio
Fidelity VIP Total Market Index Portfolio	JPMorgan Insurance Trust
Franklin Templeton VIP Trust	Non-Affiliated Class 1:
Non-Affiliated Class 1:	JP Morgan IT Mid Cap Value
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund	Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 2:	Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio
Franklin Income VIP Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
19

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

Morgan Stanley Variable Insurance Funds, Inc.	Touchstone Variable Series Trust
Non-Affiliated Class 2:	Affiliated Service Class:
Morgan Stanley VIF Emerging Markets Debt Portfolio	Touchstone VST Balanced Fund
Morgan Stanley VIF Emerging Markets Equity Portfolio	Touchstone VST Bond Fund
Morgan Stanley VIF U.S. Real Estate Portfolio	Touchstone VST Common Stock Fund

Pimco Variable Insurance Trust	The Vanguard Index Funds
Advisor Class:	ETF Shares:
PIMCO VIT All Asset Portfolio	Vanguard® Developed Markets Index Fund, ETF Shares
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	Vanguard® Dividend Appreciation Index Fund, ETF Shares
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Vanguard® Emerging Markets Stock Index Fund, ETF Shares
PIMCO VIT Long-Term U.S. Government Portfolio	Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
PIMCO VIT Low Duration Portfolio	Vanguard® Large-Cap Index Fund, ETF Shares
PIMCO VIT Real Return Portfolio	Vanguard® Mega Cap Index Fund, ETF Shares
PIMCO VIT Total Return Portfolio	Vanguard® Real Estate Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Northern Lights Variable Trust	Vanguard® Total Bond Market Index Fund, ETF Shares
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

20

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

During the year ended December 31, 2021, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
4/30/2021	American Funds I.S. The Bond Fund of America	American Funds I.S. Bond Fund
4/30/2021	Invesco V.I. Discovery Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II

During the year ended December 31, 2020, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
9/30/2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF	iShares® Intermediate-Term Corporate Bond ETF

The statement of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2021 except for the following Underlying Funds:
Period:	Underlying Fund:
1/1/2021-4/16/2021	Touchstone VST Aggressive ETF Fund
1/1/2021-4/16/2021	Touchstone VST Conservative ETF Fund
1/1/2021-4/16/2021	Touchstone VST Moderate ETF Fund
4/17/2021-12/31/2021	Touchstone VST Balanced Fund

The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2021 and December 31, 2020 with the exception of the following Underlying Funds:
Period:	Underlying Fund:
1/1/2021-4/16/2021	Touchstone VST Aggressive ETF Fund
1/1/2021-4/16/2021	Touchstone VST Conservative ETF Fund
1/1/2021-4/16/2021	Touchstone VST Moderate ETF Fund
4/17/2021-12/31/2021	Touchstone VST Balanced Fund
1/1/2020 - 4/29/2020	Invesco V.I. Mid Cap Growth Fund
4/30/2020 - 12/31/2020	Invesco V.I. Discovery Mid Cap Growth Series II

As a result of restructuring in 2021 or 2020, the following Underlying Fund that was previously offered is no longer available as an investment option to our contract holders. Any contract holder allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:
Date:	Surviving Underlying Fund:	Closed Underlying Fund:
4/17/2021	Touchstone VST Balanced Fund	Touchstone VST Aggressive ETF Fund
4/17/2021	Touchstone VST Balanced Fund	Touchstone VST Conservative ETF Fund
4/17/2021	Touchstone VST Balanced Fund	Touchstone VST Moderate ETF Fund
4/30/2020	Invesco V.I. Discovery Mid Cap Growth Series II (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II)	Invesco V.I. Mid Cap Growth Fund

21

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)
Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 102 investment subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2021. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or

22

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
2. Summary of Significant Accounting Policies (continued)

liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - inputs to the valuation methodology are quoted prices in active markets.
•    Level 2 - inputs to the valuation methodology are observable, directly or indirectly.
•    Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

23

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties

The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Separate Account; and disruptions of product marketing and sales efforts. The Separate Account has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.

Subsequent Events

Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required.

24

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2021 and the cost of investments held at December 31, 2021, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone VST Aggressive ETF Fund (c)	$260,078	$(6,513,475)	$—
Touchstone VST Balanced Fund (b)	18,941,044	(1,716,289)	17,288,508
Touchstone VST Bond Fund	392,296	(403,928)	2,131,782
Touchstone VST Common Stock Fund	1,020,494	(2,909,295)	15,510,444
Touchstone VST Conservative ETF Fund (c)	438,637	(5,472,021)	—
Touchstone VST Moderate ETF Fund (c)	587,840	(7,513,407)	—
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	185,289	(237,876)	1,550,549
Fidelity VIP Overseas Portfolio	111,916	(116,586)	879,391
Fidelity VIP Equity-Income Portfolio	1,085,044	(1,405,425)	6,752,046
Fidelity VIP Growth Portfolio	1,484,218	(1,002,411)	4,672,447
Fidelity VIP High Income Portfolio	742,055	(752,574)	1,643,672
Fidelity VIP Asset Manager Portfolio	72,763	(268,945)	2,516,348
Fidelity VIP Contrafund® Portfolio	2,140,327	(1,749,888)	11,404,397
Fidelity VIP Index 500 Portfolio	96,262	(1,480,881)	1,775,510
Fidelity VIP Investment Grade Bond Portfolio	61,556	(131,439)	1,216,660
Fidelity VIP Government Money Market	20,428,914	(21,106,946)	3,666,864
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	87,561	(18,627)	295,503
Fidelity VIP Mid Cap Portfolio	581,165	(195,014)	3,056,998
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	57,876	(147,712)	1,021,212
Fidelity VIP Balanced Portfolio	2,715,658	(2,874,126)	10,774,894
Fidelity VIP Bond Index Portfolio	1,236,065	(80,553)	1,509,074
Fidelity VIP Contrafund® Portfolio	3,367,778	(3,356,923)	14,434,466
Fidelity VIP Disciplined Small Cap Portfolio	237,072	(224,356)	1,419,173
Fidelity VIP Equity-Income Portfolio	579,901	(720,507)	3,022,643
Fidelity VIP Extended Market Index Portfolio	3,040	(20,093)	36,375
Fidelity VIP Freedom 2010 Portfolio	18,018	(29,083)	347,442
Fidelity VIP Freedom 2015 Portfolio	20,147	(190,078)	259,158
Fidelity VIP Freedom 2020 Portfolio	140,645	(46,315)	614,113
Fidelity VIP Freedom 2025 Portfolio	618,048	(88,959)	2,447,684
Fidelity VIP Freedom 2030 Portfolio	23,379	(6,863)	298,759
Fidelity VIP Growth Portfolio	1,802,675	(949,039)	4,638,926
Fidelity VIP High Income Portfolio	17,576,634	(18,008,897)	6,351,947
Fidelity VIP Index 500 Portfolio	4,276,155	(4,884,266)	24,069,115
Fidelity VIP International Index Portfolio	344,208	(39,119)	361,313
Fidelity VIP Investment Grade Bond Portfolio	2,496,888	(2,360,975)	14,435,605
Fidelity VIP Mid Cap Portfolio	1,796,546	(1,613,929)	7,870,744
Fidelity VIP Overseas Portfolio	243,996	(371,745)	1,951,350
Fidelity VIP Target Volatility Portfolio	106,715	(36,493)	506,036
Fidelity VIP Total Market Index Portfolio	543,203	(38,936)	578,514

(a) Name Change. See Note 1.	25
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	$178,623	$(234,510)	$1,093,616
Franklin Growth and Income VIP Fund	156,480	(132,899)	1,638,872
Franklin Income VIP Fund	131,765	(206,471)	2,542,064
JP Morgan IT Mid Cap Value	35,213	(74,910)	429,584
Morgan Stanley VIF Emerging Markets Debt Portfolio	6,368	(5,460)	106,931
Morgan Stanley VIF U.S. Real Estate Portfolio	16,835	(57,563)	447,625
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	157,848	(207,678)	1,987,407
Columbia VP – Small Cap Value Fund	149,420	(571,815)	1,332,097
Franklin Growth and Income VIP Fund	554,084	(506,366)	4,676,384
Franklin Income VIP Fund	1,105,115	(3,009,273)	10,940,861
Franklin Large Cap Growth VIP Fund	836,764	(1,166,775)	4,579,858
Franklin Mutual Shares VIP Fund	1,197,687	(1,702,579)	9,722,659
Franklin Small Cap Value VIP Fund	149,710	(218,741)	1,034,678
Invesco V.I. American Franchise Fund	144,323	(130,773)	381,220
Invesco V.I. American Value Fund	852,978	(1,508,441)	6,523,363
Invesco V.I. Comstock Fund	412,295	(905,295)	3,234,615
Invesco V.I. International Growth Fund	459,754	(234,360)	2,076,518
Invesco V.I. Discovery Mid Cap Growth Series II (a)	258,762	(254,390)	574,560
Templeton Foreign VIP Fund	570,995	(646,413)	4,063,015
Templeton Global Bond VIP Fund	40,802	(28,680)	380,934
Templeton Growth VIP Fund	85,424	(160,554)	1,057,650
Morgan Stanley VIF Emerging Markets Debt Portfolio	90,846	(216,360)	736,249
Morgan Stanley VIF Emerging Markets Equity Portfolio	196,041	(324,083)	1,704,495
Morgan Stanley VIF U.S. Real Estate Portfolio	234,749	(498,826)	2,162,539
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	1,372,090	(962,847)	4,014,837
BlackRock Global Allocation V.I. Fund	197,666	(112,663)	641,238
BlackRock High Yield V.I. Fund	61,948	(16,995)	266,127
BlackRock Total Return V.I. Fund	177,715	(21,946)	520,323
TOPS® Managed Risk Moderate Growth ETF Portfolio	66,883	(79,911)	1,107,718
Non-Affiliated Class 4:
American Funds I.S. The Bond Fund of America (a)	567,673	(457,051)	1,262,763
American Funds I.S. Capital Income Builder Fund	410,920	(408,547)	2,782,852
American Funds I.S. Global Growth Fund	319,264	(798,022)	1,826,064
American Funds I.S. Growth Fund	1,353,994	(577,849)	3,544,127
American Funds I.S. Growth-Income Fund	425,285	(901,408)	3,087,318
American Funds I.S. New World Fund	294,985	(133,184)	987,043
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	43,469	(27,168)	396,112
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	570,354	(450,418)	1,700,154
Advisor Class:
PIMCO VIT All Asset Portfolio	197,478	(168,817)	1,333,842
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	1,138	(663)	48,955
PIMCO VIT CommodityRealReturn® Strategy Portfolio	118,140	(409,230)	1,066,753
PIMCO VIT Long-Term U.S. Government Portfolio	130,648	(26,286)	342,252
PIMCO VIT Low Duration Portfolio	286,645	(295,370)	2,429,592
PIMCO VIT Real Return Portfolio	337,941	(211,795)	998,788

(a) Name Change. See Note 1.	26
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
PIMCO VIT Total Return Portfolio	$5,498,744	$(2,611,645)	$21,773,191
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	9,795	(24,461)	146,554
Guggenheim VT Multi-Hedge Strategies Fund	19,041	(29,275)	272,828
Guggenheim VT Long Short Equity Fund	829	(7,017)	53,936
ETF Shares:
iShares® Core S&P 500 ETF	536,533	(4,835,709)	10,051,069
iShares® Core S&P Mid-Cap ETF	307,782	(1,635,140)	3,308,496
iShares® Core S&P Small-Cap ETF	182,481	(1,066,907)	1,713,412
iShares® Core U.S. Aggregate Bond ETF	102,506	(110,333)	596,762
iShares® iBoxx $ High Yield Corporate Bond ETF	5,632	(27,906)	105,551
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	226,356	(89,066)	886,268
iShares® International Treasury Bond ETF	462,574	(263,123)	2,154,801
iShares® S&P 500 Growth ETF	95,981	(646,474)	1,179,533
iShares® S&P 500 Value ETF	21,735	(124,474)	396,094
iShares® TIPS Bond ETF	7,310	(8,358)	76,689
Vanguard® Developed Markets Index Fund, ETF Shares	191,330	(489,179)	2,165,671
Vanguard® Dividend Appreciation Index Fund, ETF Shares	26,720	(213,375)	662,590
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	54,564	(37,513)	258,544
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	1,967	(30,193)	42,535
Vanguard® Large-Cap Index Fund, ETF Shares	31,361	(212,901)	489,090
Vanguard® Mega Cap Index Fund, ETF Shares	10,290	(36,608)	87,670
Vanguard® Real Estate Index Fund, ETF Shares	21,822	(71,346)	249,929
Vanguard® Short-Term Bond Index Fund, ETF Shares	2,036	(4,198)	23,435
Vanguard® Total Bond Market Index Fund, ETF Shares	3,083,520	(2,048,741)	18,333,952

(a) Name Change. See Note 1.	27
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
4. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below are under “Mortality and Expense %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and	Annual Administration
		Expense %	Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A
	VAROOM II - Standard Option II	3.00	N/A
	VAROOM II - Self Styled Option II	3.20	N/A
28

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)
For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

29

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented. The financial highlights include historical highlights for funds that may no longer be offered in the current year statements.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

30

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2021		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Balanced Fund (b)	1,707	$10.68	to	$10.80	$18,327	0.31%	0.60%	to	2.15%	6.77%	to	7.99%
Touchstone VST Bond Fund	204	10.64	to	10.92	2,177	2.30%	0.60%	to	1.67%	(2.95)%	to	(1.89)%
Touchstone VST Common Stock Fund	1418	16.42	to	16.86	23,433	0.39%	0.60%	to	1.67%	25.44%	to	26.80%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	62	29.19	to	29.93	2,288	0.93%	1.10%	to	1.35%	16.67%	to	16.96%
Fidelity VIP Overseas Portfolio	31	15.55	to	18.22	1,461	0.52%	0.60%	to	1.67%	17.70%	to	18.98%
Fidelity VIP Equity-Income Portfolio	75	40.57	to	41.59	8,167	1.82%	1.10%	to	1.35%	23.21%	to	23.52%
Fidelity VIP Growth Portfolio	24	313.79	to	313.79	7,434	—%	1.35%	to	1.35%	21.55%	to	21.55%
Fidelity VIP High Income Portfolio	51			32.36	1,654	4.99%			1.35%			3.00%
Fidelity VIP Asset Manager Portfolio	42			74.57	3,095	1.58%			1.35%			8.44%
Fidelity VIP Contrafund® Portfolio	143	81.21	to	83.27	17,965	0.06%	1.10%	to	1.35%	26.11%	to	26.43%
Fidelity VIP Index 500 Portfolio	65	34.46	to	35.86	4,830	1.14%	1.10%	to	1.45%	26.71%	to	27.16%
Fidelity VIP Investment Grade Bond Portfolio	63	14.70	to	17.23	1,262	2.00%	0.60%	to	1.67%	(2.27)%	to	(1.20)%
Fidelity VIP Government Money Market	385	9.81	to	10.08	3,667	0.01%	0.60%	to	3.20%	(1.86)%	to	(0.59)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	10	45.61	to	46.77	454	—%	1.10%	to	1.35%	21.42%	to	21.73%
Fidelity VIP Mid Cap Portfolio	37	99.42	to	104.66	3,700	0.51%	1.10%	to	1.35%	23.81%	to	24.13%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	60	23.58	to	26.99	1,226	1.39%	0.60%	to	1.67%	7.85%	to	9.02%
Fidelity VIP Balanced Portfolio	473	34.26	to	39.38	13,803	0.72%	0.60%	to	1.67%	16.02%	to	17.28%
Fidelity VIP Bond Index Portfolio	144	10.31	to	10.46	1,487	1.23%	1.00%	to	1.55%	(3.75)%	to	(3.22)%
Fidelity VIP Contrafund® Portfolio	504	58.62	to	62.22	21,734	0.03%	0.60%	to	1.67%	25.38%	to	26.75%
Fidelity VIP Disciplined Small Cap Portfolio	76	23.48	to	27.52	1,908	0.17%	0.60%	to	1.67%	18.38%	to	19.67%
Fidelity VIP Equity-Income Portfolio	145	32.68	to	34.33	3,539	1.60%	0.60%	to	1.67%	22.53%	to	23.86%
Fidelity VIP Extended Market Index Portfolio	3	14.37	to	14.57	50	0.89%	1.00%	to	1.55%	19.06%	to	19.72%
Fidelity VIP Freedom 2010 Portfolio	23	17.12	to	20.06	414	0.80%	0.60%	to	1.67%	3.83%	to	4.96%
Fidelity VIP Freedom 2015 Portfolio	16	18.05	to	21.16	301	0.57%	0.60%	to	1.67%	5.60%	to	6.75%
Fidelity VIP Freedom 2020 Portfolio	38	18.64	to	21.85	723	0.95%	0.60%	to	1.67%	7.44%	to	8.61%
Fidelity VIP Freedom 2025 Portfolio	144	20.10	to	23.57	2,924	0.98%	0.60%	to	1.67%	8.70%	to	9.89%
Fidelity VIP Freedom 2030 Portfolio	18	20.63	to	24.19	393	0.87%	0.60%	to	1.67%	10.20%	to	11.40%
Fidelity VIP Growth Portfolio	124	58.78	to	61.17	6,010	—%	0.60%	to	1.67%	20.85%	to	22.17%
Fidelity VIP High Income Portfolio	299	21.45	to	23.91	6,305	2.61%	0.60%	to	1.67%	2.55%	to	3.66%
Fidelity VIP Index 500 Portfolio	1196	47.36	to	37.68	40,064	1.06%	0.60%	to	1.67%	26.12%	to	27.49%
Fidelity VIP International Index Portfolio	30	12.22	to	12.39	362	4.68%	1.00%	to	1.55%	5.81%	to	6.40%
Fidelity VIP Investment Grade Bond Portfolio	995	15.08	to	18.10	14,745	1.79%	0.60%	to	1.67%	(2.55)%	to	(1.49)%
Fidelity VIP Mid Cap Portfolio	254	56.44	to	55.30	9,443	0.35%	0.60%	to	1.67%	23.21%	to	24.55%
Fidelity VIP Overseas Portfolio	148	30.24	to	28.92	2,751	0.32%	0.60%	to	1.67%	17.40%	to	18.67%
Fidelity VIP Target Volatility Portfolio	35	15.70	to	16.49	557	0.02%	1.00%	to	1.60%	10.24%	to	10.91%
Fidelity VIP Total Market Index Portfolio	41	15.70	to	15.92	638	1.77%	1.00%	to	1.55%	23.44%	to	24.13%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	69	25.70	to	27.63	1,839	—%	1.00%	to	1.67%	30.12%	to	31.01%
Franklin Growth and Income VIP Fund	47	39.72	to	40.73	1,853	2.58%	1.10%	to	1.35%	23.89%	to	24.21%
Franklin Income VIP Fund	86	32.99	to	33.82	2,824	4.71%	1.10%	to	1.35%	15.43%	to	15.72%
JP Morgan IT Mid Cap Value	14	45.83	to	49.95	630	0.89%	1.00%	to	1.67%	27.72%	to	28.59%
Morgan Stanley VIF Emerging Markets Debt Portfolio	3	27.87	to	29.91	97	5.10%	1.00%	to	1.55%	(3.54)%	to	(3.00)%

(a) Name Change. See Note 1.	31
(b) New Underlying Fund. See Note 1
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2021		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 1:
Morgan Stanley VIF U.S. Real Estate Portfolio	13	$40.96	to	$45.88	$609	2.07%	1.00%	to	1.55%	37.64%	to	38.40%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	158	15.13	to	15.88	2,406	1.34%	1.00%	to	1.60%	10.70%	to	11.38%
Columbia VP – Small Cap Value Fund	48	36.54	to	39.83	1,777	0.51%	1.00%	to	1.67%	26.65%	to	27.52%
Franklin Growth and Income VIP Fund	171	34.11	to	35.90	5,122	2.46%	0.60%	to	1.67%	23.15%	to	24.49%
Franklin Income VIP Fund	598	26.29	to	28.09	12,009	4.76%	0.60%	to	1.67%	14.81%	to	16.05%
Franklin Large Cap Growth VIP Fund	126	46.07	to	50.26	5,977	—%	0.60%	to	1.67%	13.35%	to	14.58%
Franklin Mutual Shares VIP Fund	570	25.93	to	27.98	10,357	2.90%	0.60%	to	1.67%	17.18%	to	18.45%
Franklin Small Cap Value VIP Fund	50	23.48	to	27.53	1,230	0.98%	0.60%	to	1.67%	23.27%	to	24.61%
Invesco V.I. American Franchise Fund	10	49.10	to	54.26	462	—%	0.60%	to	1.67%	9.78%	to	10.98%
Invesco V.I. American Value Fund	328	23.05	to	25.30	7,864	0.23%	1.00%	to	1.67%	25.49%	to	26.35%
Invesco V.I. Comstock Fund	158	35.28	to	37.14	4,036	1.58%	0.60%	to	1.67%	30.82%	to	32.24%
Invesco V.I. International Growth Fund	147	15.19	to	16.21	2,274	1.08%	1.00%	to	1.60%	3.92%	to	4.55%
Invesco V.I. Discovery Mid Cap Growth Series II (a)	41	17.32	to	17.48	715	—%	1.00%	to	1.55%	16.95%	to	17.61%
Templeton Foreign VIP Fund	350	18.63	to	18.89	4,071	1.81%	0.60%	to	1.67%	2.42%	to	3.53%
Templeton Global Bond VIP Fund	40	8.18	to	8.62	329	—%	1.00%	to	1.60%	(6.51)%	to	(5.94)%
Templeton Growth VIP Fund	57	20.62	to	21.24	1,033	1.10%	0.60%	to	1.67%	3.12%	to	4.24%
Morgan Stanley VIF Emerging Markets Debt Portfolio	42	22.20	to	24.02	690	5.17%	0.60%	to	1.67%	(3.60)%	to	(2.55)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	113	35.64	to	33.46	1,956	0.79%	0.60%	to	1.67%	1.23%	to	2.34%
Morgan Stanley VIF U.S. Real Estate Portfolio	155	35.99	to	37.94	2,602	1.83%	0.60%	to	1.67%	37.11%	to	38.60%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	115	38.36	to	40.94	4,488	—%	1.00%	to	1.60%	18.96%	to	19.68%
BlackRock Global Allocation V.I. Fund	39	15.91	to	16.97	636	0.84%	1.00%	to	1.60%	4.71%	to	5.35%
BlackRock High Yield V.I. Fund	21	13.20	to	13.62	277	3.86%	1.00%	to	1.55%	3.58%	to	4.16%
BlackRock Total Return V.I. Fund	48	10.86	to	11.21	516	1.25%	1.00%	to	1.55%	(3.22)%	to	(2.68)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	94	13.51	to	14.24	1,279	1.03%	1.00%	to	1.60%	9.21%	to	9.87%
Non-Affiliated Class 4:
American Funds I.S. The Bond Fund of America (a)	110	11.03	to	11.38	1,223	1.37%	1.00%	to	1.55%	(2.13)%	to	(1.58)%
American Funds I.S. Capital Income Builder Fund	251	12.91	to	13.40	3,277	2.49%	1.00%	to	1.55%	12.90%	to	13.53%
American Funds I.S. Global Growth Fund	107	24.40	to	25.63	2,662	0.21%	1.00%	to	1.60%	14.28%	to	14.97%
American Funds I.S. Growth Fund	142	35.42	to	37.20	5,068	0.06%	1.00%	to	1.60%	19.74%	to	20.47%
American Funds I.S. Growth-Income Fund	169	24.05	to	25.26	4,128	0.95%	1.00%	to	1.60%	21.82%	to	22.56%
American Funds I.S. New World Fund	78	15.54	to	16.32	1,226	0.69%	1.00%	to	1.60%	2.96%	to	3.58%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	10	44.59	to	47.19	476	0.85%	1.10%	to	1.45%	12.84%	to	13.24%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	68	39.35	to	39.08	1,978	0.55%	0.60%	to	1.67%	12.28%	to	13.50%
Advisor Class:
PIMCO VIT All Asset Portfolio	86	16.39	to	17.98	1,449	10.95%	1.00%	to	1.67%	14.10%	to	14.88%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.97	to	11.32	47	1.48%	1.00%	to	1.55%	(3.57)%	to	(3.03)%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	241	5.08	to	5.58	1,266	3.96%	1.00%	to	1.67%	30.89%	to	31.78%
PIMCO VIT Long-Term U.S. Government Portfolio	25	12.21	to	12.87	310	1.46%	1.00%	to	1.60%	(6.40)%	to	(5.83)%

(a) Name Change. See Note 1.	32
(b) New Underlying Fund. See Note 1
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2021		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Advisor Class (continued):
PIMCO VIT Low Duration Portfolio	218	10.84	to	11.89	2,412	0.42%	1.00%	to	1.67%	(2.68)%	to	(2.02)%
PIMCO VIT Real Return Portfolio	76	$13.63	to	$14.95	$1,066	4.88%	1.00%	to	1.67%	3.72%	to	4.43%
PIMCO VIT Total Return Portfolio	1447	14.19	to	15.57	21,301	1.73%	1.00%	to	1.67%	(3.01)%	to	(2.35)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	22	6.13	to	6.70	136	—%	1.00%	to	1.67%	(0.75)%	to	(0.07)%
Guggenheim VT Multi-Hedge Strategies Fund	33	9.33	to	10.24	320	—%	1.00%	to	1.67%	6.30%	to	7.02%
Guggenheim VT Long Short Equity Fund	5	12.08	to	13.26	66	0.65%	1.00%	to	1.67%	21.73%	to	22.56%
ETF Shares:
iShares® Core S&P 500 ETF	194	28.12	to	96.81	17,407	1.31%	1.75%	to	3.20%	12.46%	to	26.51%
iShares® Core S&P Mid-Cap ETF	71	25.88	to	75.39	5,132	1.22%	1.75%	to	3.20%	3.52%	to	22.53%
iShares® Core S&P Small-Cap ETF	35	25.10	to	79.27	2,658	1.53%	1.75%	to	3.20%	0.38%	to	24.38%
iShares® Core U.S. Aggregate Bond ETF	22	24.75	to	29.29	558	1.75%	1.75%	to	3.20%	(1.01)%	to	(3.49)%
iShares® iBoxx $ High Yield Corporate Bond ETF	1	25.08	to	36.55	48	4.03%	1.75%	to	3.20%	0.32%	to	1.93%
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	32	24.72	to	31.90	883	2.30%	1.75%	to	3.20%	(1.13)%	to	(3.38)%
iShares® International Treasury Bond ETF	104	23.31	to	23.14	2,210	0.38%	1.75%	to	3.20%	(6.77)%	to	(10.84)%
iShares® S&P 500 Growth ETF	23	30.23	to	122.34	2,604	0.53%	1.75%	to	3.20%	20.90%	to	29.50%
iShares® S&P 500 Value ETF	8	25.87	to	70.42	524	1.92%	1.75%	to	3.20%	3.48%	to	22.54%
iShares® TIPS Bond ETF	3	25.78	to	31.20	77	4.34%	1.75%	to	3.20%	3.12%	to	3.82%
Vanguard® Developed Markets Index Fund, ETF Shares	58	24.48	to	40.86	2,442	3.09%	1.75%	to	3.20%	(2.08)%	to	9.69%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	14	27.53	to	84.01	1,032	1.69%	1.75%	to	3.20%	10.13%	to	21.59%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	8	22.80	to	28.98	261	2.56%	1.75%	to	3.20%	(8.79)%	to	(0.51)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	1	24.71	to	35.43	37	2.16%	1.75%	to	3.20%	(1.18)%	to	(3.49)%
Vanguard® Large-Cap Index Fund, ETF Shares	9	28.02	to	96.91	829	1.29%	1.75%	to	3.20%	12.07%	to	25.17%
Vanguard® Mega Cap Index Fund, ETF Shares	2	28.16	to	100.24	169	1.27%	1.75%	to	3.20%	12.62%	to	25.34%
Vanguard® Real Estate Index Fund, ETF Shares	5	28.41	to	67.80	299	2.89%	1.75%	to	3.20%	13.63%	to	38.06%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	24.34	to	24.71	20	1.15%	1.75%	to	3.20%	(2.66)%	to	(2.80)%
Vanguard® Total Bond Market Index Fund, ETF Shares	652	24.76	to	29.42	16,771	1.89%	1.75%	to	3.20%	(0.98)%	to	(3.58)%

(a) Name Change. See Note 1.	33
(b) New Underlying Fund. See Note 1
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	240	$19.98	to	$25.30	$5,979	1.81%	1.00%	to	1.60%	10.05%	to	10.72%
Touchstone VST Bond Fund	208	10.96	to	11.07	2,281	1.77%	1.00%	to	1.67%	7.79%	to	8.53%
Touchstone VST Common Stock Fund	1,580	13.09	to	13.22	20,755	0.60%	1.00%	to	1.67%	21.42%	to	22.25%
Touchstone VST Conservative ETF Fund	286	16.25	to	20.04	5,280	2.52%	1.00%	to	1.60%	8.15%	to	8.81%
Touchstone VST Moderate ETF Fund	350	22.20	to	23.13	6,967	2.22%	1.00%	to	2.05%	8.79%	to	9.96%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	67	25.02	to	40.75	2,153	1.43%	1.35%	to	1.35%	20.74%	to	20.74%
Fidelity VIP Overseas Portfolio	34	13.43	to	17.88	1,330	0.45%	1.15%	to	1.55%	13.82%	to	14.28%
Fidelity VIP Equity-Income Portfolio	88	32.93	to	33.67	7,700	1.82%	1.10%	to	1.35%	5.25%	to	5.52%
Fidelity VIP Growth Portfolio	27	258.15	to	258.15	6,921	0.07%	1.35%	to	1.35%	41.95%	to	41.95%
Fidelity VIP High Income Portfolio	53			31.42	1,680	5.23%			1.35%			1.36%
Fidelity VIP Asset Manager Portfolio	45			68.77	3,064	1.53%			1.35%			13.32%
Fidelity VIP Contrafund® Portfolio	157	64.40	to	65.86	15,609	0.25%	1.10%	to	1.35%	28.80%	to	29.13%
Fidelity VIP Index 500 Portfolio	90	27.19	to	28.20	5,033	1.74%	1.10%	to	1.45%	16.52%	to	16.94%
Fidelity VIP Investment Grade Bond Portfolio	68	15.30	to	16.51	1,402	2.14%	1.00%	to	1.55%	7.70%	to	8.30%
Fidelity VIP Government Money Market	448	9.30	to	9.91	4,345	0.31%	1.00%	to	2.75%	(2.44)%	to	(0.68)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	10	37.57	to	37.57	386	0.06%	1.35%	to	1.35%	41.81%	to	41.81%
Fidelity VIP Mid Cap Portfolio	38	80.30	to	84.32	3,114	0.56%	1.10%	to	1.35%	16.45%	to	16.74%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	64	17.36	to	25.01	1,226	1.32%	1.00%	to	1.60%	12.70%	to	13.39%
Fidelity VIP Balanced Portfolio	513	24.05	to	33.83	12,865	1.29%	1.00%	to	1.60%	20.17%	to	20.91%
Fidelity VIP Bond Index Portfolio	33	10.72	to	10.78	354	2.03%	1.15%	to	1.55%	5.60%	to	6.03%
Fidelity VIP Contrafund® Portfolio	565	46.75	to	52.74	19,355	0.08%	1.00%	to	1.67%	28.06%	to	28.93%
Fidelity VIP Disciplined Small Cap Portfolio	76	20.16	to	21.76	1,602	0.57%	1.00%	to	1.55%	16.29%	to	16.94%
Fidelity VIP Equity-Income Portfolio	170	26.67	to	27.56	3,358	1.63%	1.00%	to	1.67%	4.66%	to	5.38%
Fidelity VIP Extended Market Index Portfolio	5	12.07	to	12.11	59	1.67%	1.35%	to	1.55%	14.39%	to	14.62%
Fidelity VIP Freedom 2010 Portfolio	25	17.02	to	17.63	420	1.07%	1.15%	to	1.60%	10.44%	to	10.95%
Fidelity VIP Freedom 2015 Portfolio	26	17.76	to	18.62	456	1.05%	1.15%	to	1.60%	11.75%	to	12.26%
Fidelity VIP Freedom 2020 Portfolio	35	18.20	to	18.64	613	0.98%	1.15%	to	1.60%	12.89%	to	13.40%
Fidelity VIP Freedom 2025 Portfolio	122	19.47	to	19.88	2,274	1.00%	1.15%	to	1.60%	13.83%	to	14.35%
Fidelity VIP Freedom 2030 Portfolio	18	18.78	to	20.12	353	1.04%	1.15%	to	1.55%	14.84%	to	15.30%
Fidelity VIP Growth Portfolio	129	36.00	to	44.89	5,173	0.04%	1.00%	to	1.60%	41.25%	to	42.11%
Fidelity VIP High Income Portfolio	331	17.12	to	27.05	6,779	6.88%	1.00%	to	1.60%	0.78%	to	1.40%
Fidelity VIP Index 500 Portfolio	1223	37.55	to	35.19	32,420	1.56%	1.00%	to	1.67%	15.98%	to	16.77%
Fidelity VIP International Index Portfolio	5	11.55	to	11.62	57	3.86%	1.15%	to	1.55%	8.63%	to	9.07%
Fidelity VIP Investment Grade Bond Portfolio	1019	14.53	to	20.14	15,439	2.05%	1.00%	to	1.60%	7.42%	to	8.07%
Fidelity VIP Mid Cap Portfolio	287	22.90	to	53.30	8,708	0.40%	1.00%	to	1.60%	15.98%	to	16.69%
Fidelity VIP Overseas Portfolio	166	13.39	to	25.09	2,617	0.22%	1.00%	to	1.60%	13.49%	to	14.18%
Fidelity VIP Target Volatility Portfolio	35	14.29	to	14.71	499	1.29%	1.15%	to	1.55%	7.30%	to	7.74%
Fidelity VIP Total Market Index Portfolio	6	12.72	to	12.79	82	2.17%	1.15%	to	1.55%	18.12%	to	18.60%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	71	19.89	to	20.78	1,442	—%	1.15%	to	1.60%	5.76%	to	6.25%
Franklin Growth and Income VIP Fund	50	32.06	to	32.06	1,600	3.89%	1.35%	to	1.35%	4.38%	to	4.38%
Franklin Income VIP Fund	91	28.58	to	29.23	2,599	5.97%	1.10%	to	1.35%	(0.39)%	to	(0.14)%
JP Morgan IT Mid Cap Value	15	36.40	to	38.85	548	1.49%	1.00%	to	1.55%	(1.19)%	to	(0.63)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	3	28.78	to	36.55	104	4.47%	1.10%	to	1.45%	4.01%	to	4.38%
Morgan Stanley VIF U.S. Real Estate Portfolio	14	29.76	to	33.15	480	2.69%	1.00%	to	1.55%	(18.14)%	to	(17.68)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	161	13.71	to	14.26	2,215	1.50%	1.00%	to	1.55%	4.24%	to	4.82%
Columbia VP – Small Cap Value Fund	59	29.09	to	30.68	1,738	0.34%	1.15%	to	1.60%	6.85%	to	7.34%
Franklin Growth and Income VIP Fund	184	21.45	to	32.65	4,444	3.78%	1.00%	to	1.60%	3.83%	to	4.47%
Franklin Income VIP Fund	728	16.22	to	29.10	12,556	5.88%	1.00%	to	1.60%	(0.92)%	to	(0.31)%
Franklin Large Cap Growth VIP Fund	147	33.81	to	50.29	6,183	—%	1.00%	to	1.60%	42.32%	to	43.19%
Franklin Mutual Shares VIP Fund	607	15.07	to	27.17	9,423	2.92%	1.00%	to	1.60%	(6.56)%	to	(5.99)%
Franklin Small Cap Value VIP Fund	54	22.66	to	24.24	1,076	1.51%	1.15%	to	1.60%	3.51%	to	3.98%

-*Less than 500.	34

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)

Non-Affiliated Class 2 (continued):
Invesco V.I. American Franchise Fund	11	$37.03	to	$38.53	$460	—%	1.15%	to	1.60%	39.73%	to	40.36%
Invesco V.I. American Value Fund	355	18.54	to	20.02	6,771	0.64%	1.00%	to	1.60%	(0.76)%	to	(0.15)%
Invesco V.I. Comstock Fund	183	19.57	to	33.26	3,515	2.20%	1.00%	to	1.60%	(2.67)%	to	(2.08)%
Invesco V.I. International Growth Fund	142	14.62	to	15.27	2,103	2.09%	1.15%	to	1.60%	11.92%	to	12.43%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	46	14.81	to	14.85	676	—%	1.15%	to	1.55%	48.06%	to	48.47%
Templeton Foreign VIP Fund	355	10.09	to	22.10	4,045	3.44%	1.00%	to	1.60%	(2.74)%	to	(2.15)%
Templeton Global Bond VIP Fund	38	8.78	to	9.06	333	8.64%	1.15%	to	1.55%	(6.75)%	to	(6.37)%
Templeton Growth VIP Fund	60	13.22	to	24.43	1,068	3.06%	1.00%	to	1.60%	4.11%	to	4.74%
Morgan Stanley VIF Emerging Markets Debt Portfolio	52	15.67	to	13.54	870	4.51%	1.15%	to	1.60%	3.84%	to	4.32%
Morgan Stanley VIF Emerging Markets Equity Portfolio	118	10.42	to	45.28	2,034	1.28%	1.00%	to	1.60%	12.53%	to	13.22%
Morgan Stanley VIF U.S. Real Estate Portfolio	176	13.72	to	15.00	2,130	2.56%	1.15%	to	1.60%	(18.43)%	to	(18.05)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	126	32.25	to	33.71	4,150	—%	1.15%	to	1.60%	39.25%	to	39.89%
BlackRock Global Allocation V.I. Fund	41	15.19	to	16.11	623	1.26%	1.00%	to	1.60%	18.78%	to	19.50%
BlackRock High Yield V.I. Fund	18	12.74	to	12.99	230	5.05%	1.15%	to	1.55%	5.38%	to	5.80%
BlackRock Total Return V.I. Fund	33	11.23	to	11.33	374	1.87%	1.35%	to	1.55%	6.87%	to	7.09%
TOPS® Managed Risk Moderate Growth ETF Portfolio	95	12.42	to	12.81	1,178	2.17%	1.15%	to	1.55%	4.26%	to	4.68%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	104	11.27	to	11.49	1,176	2.33%	1.15%	to	1.55%	7.68%	to	8.12%
American Funds I.S. Capital Income Builder Fund	253	11.43	to	11.80	2,926	2.75%	1.00%	to	1.55%	2.50%	to	3.07%
American Funds I.S. Global Growth Fund	132	21.36	to	22.05	2,877	0.16%	1.15%	to	1.60%	28.08%	to	28.67%
American Funds I.S. Growth Fund	134	29.69	to	30.55	4,001	0.20%	1.15%	to	1.55%	49.36%	to	49.97%
American Funds I.S. Growth-Income Fund	193	19.74	to	20.39	3,851	1.22%	1.15%	to	1.60%	11.44%	to	11.95%
American Funds I.S. New World Fund	69	15.15	to	15.59	1,062	0.04%	1.15%	to	1.55%	21.38%	to	21.88%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	11	39.52	to	41.67	429	1.14%	1.10%	to	1.45%	17.70%	to	18.12%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	67	21.77	to	37.88	1,742	0.91%	1.00%	to	1.55%	17.24%	to	17.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	92	14.60	to	13.80	1,368	4.87%	1.15%	to	1.60%	6.18%	to	6.67%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	11.38	to	11.59	49	5.88%	1.15%	to	1.55%	3.82%	to	4.24%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	309	3.95	to	4.23	1,237	6.32%	1.00%	to	1.60%	(0.39)%	to	0.22%
PIMCO VIT Long-Term U.S. Government Portfolio	21	13.04	to	13.50	275	1.59%	1.15%	to	1.60%	15.40%	to	15.93%
PIMCO VIT Low Duration Portfolio	217	11.20	to	12.14	2,457	1.07%	1.00%	to	1.60%	1.24%	to	1.86%
PIMCO VIT Real Return Portfolio	69	13.23	to	12.09	935	1.32%	1.15%	to	1.60%	9.82%	to	10.32%
PIMCO VIT Total Return Portfolio	1315	14.96	to	15.94	19,908	2.03%	1.00%	to	1.60%	6.80%	to	7.45%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	24	6.23	to	6.71	151	3.85%	1.00%	to	1.60%	0.96%	to	1.57%
Guggenheim VT Multi-Hedge Strategies Fund	34	8.97	to	9.57	313	1.28%	1.00%	to	1.60%	5.67%	to	6.31%
Guggenheim VT Long Short Equity Fund	6	10.30	to	10.82	59	0.83%	1.00%	to	1.60%	3.25%	to	3.88%
ETF Shares:
iShares® Core S&P 500 ETF	243	70.26	to	76.52	17,460	1.79%	1.75%	to	2.75%	15.10%	to	16.28%
iShares® Core S&P Mid-Cap ETF	90	58.24	to	61.52	5,332	1.56%	1.75%	to	2.75%	10.43%	to	11.56%
iShares® Core S&P Small-Cap ETF	47	60.23	to	63.73	2,891	1.40%	1.75%	to	2.75%	8.19%	to	9.30%
iShares® Core U.S. Aggregate Bond ETF	22	26.28	to	30.35	586	2.16%	1.75%	to	2.75%	4.52%	to	5.60%
iShares® iBoxx $ High Yield Corporate Bond ETF	2	32.24	to	34.89	71	5.07%	1.90%	to	2.75%	1.57%	to	2.46%
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	27	29.21	to	31.62	778	2.85%	1.90%	to	2.75%	6.62%	to	7.55%
iShares® International Treasury Bond ETF	93	23.65	to	25.95	2,235	—%	1.75%	to	2.75%	7.83%	to	8.94%
iShares® S&P 500 Growth ETF	28	84.37	to	94.47	2,444	0.97%	1.75%	to	2.75%	29.57%	to	30.90%
iShares® S&P 500 Value ETF	9	54.30	to	58.77	520	2.63%	1.90%	to	2.75%	(1.62)%	to	(0.76)%

-*Less than 500.	35

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
iShares® TIPS Bond ETF	3	24.46	to	26.47	78	1.23%	1.90%	to	2.75%	7.78%	to	8.73%
Vanguard® Developed Markets Index Fund, ETF Shares	65	38.40	to	37.26	2,539	2.32%	1.75%	to	2.75%	6.67%	to	7.77%
ETF Shares (continued):
Vanguard® Dividend Appreciation Index Fund, ETF Shares	16	$61.24	to	$66.27	$1,017	1.81%	1.90%	to	2.75%	12.21%	to	13.19%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	8	31.12	to	33.68	247	2.27%	1.90%	to	2.75%	12.02%	to	13.00%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	31.67	to	36.72	68	2.68%	1.75%	to	2.75%	6.45%	to	7.55%
Vanguard® Large-Cap Index Fund, ETF Shares	11	71.55	to	77.43	815	1.70%	1.90%	to	2.75%	17.66%	to	18.69%
Vanguard® Mega Cap Index Fund, ETF Shares	2	73.23	to	79.98	157	1.70%	1.75%	to	2.75%	18.19%	to	19.40%
Vanguard® Real Estate Index Fund, ETF Shares	6	43.39	to	46.96	261	4.16%	1.90%	to	2.75%	(7.20)%	to	(6.39)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	23.26	to	25.08	23	1.82%	1.90%	to	2.75%	1.82%	to	2.71%
Vanguard® Total Bond Market Index Fund, ETF Shares	609	26.34	to	30.51	16,393	2.23%	1.75%	to	2.75%	4.75%	to	5.83%

-*Less than 500.	36

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	250	$20.62	to	$22.85	$5,628	1.65%	1.00%	to	1.67%	20.34%	to	21.16%
Touchstone VST Bond Fund (July 12, 2019)	209	10.17	to	10.20	2,129	1.26%	1.00%	to	1.67%	1.67%	to	2.00%
Touchstone VST Common Stock Fund (July 12, 2019)	1,834	10.78	to	10.81	19,789	0.55%	1.00%	to	1.67%	7.77%	to	8.12%
Touchstone VST Conservative ETF Fund	331	15.03	to	18.42	5,619	2.47%	1.00%	to	1.60%	13.62%	to	14.31%
Touchstone VST Moderate ETF Fund	376	20.40	to	21.04	6,855	2.03%	1.00%	to	2.05%	16.53%	to	17.77%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	76	20.72	to	33.75	2,023	1.73%	1.35%	to	1.35%	22.83%	to	22.83%
Fidelity VIP Overseas Portfolio	36	11.80	to	15.65	1,223	1.68%	1.15%	to	1.55%	25.79%	to	26.30%
Fidelity VIP Equity-Income Portfolio	93	31.28	to	31.91	7,810	1.98%	1.10%	to	1.35%	25.72%	to	26.04%
Fidelity VIP Growth Portfolio	29	181.86	to	181.86	5,227	0.26%	1.35%	to	1.35%	32.50%	to	32.50%
Fidelity VIP High Income Portfolio	56	31.00	to	31.00	1,743	5.31%	1.35%	to	1.35%	13.55%	to	13.55%
Fidelity VIP Asset Manager Portfolio	46	60.68	to	60.68	2,777	1.76%	1.35%	to	1.35%	16.65%	to	16.65%
Fidelity VIP Contrafund® Portfolio	178	50.00	to	51.00	13,551	0.45%	1.10%	to	1.35%	29.80%	to	30.13%
Fidelity VIP Index 500 Portfolio	101	23.34	to	24.11	4,690	1.91%	1.10%	to	1.45%	29.45%	to	29.91%
Fidelity VIP Investment Grade Bond Portfolio	76	14.20	to	15.24	1,426	2.65%	1.00%	to	1.55%	7.97%	to	8.57%
Fidelity VIP Government Money Market	344	9.53	to	9.98	3,369	2.06%	1.00%	to	2.75%	(0.79)%	to	1.00%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	12	26.49	to	26.49	323	0.16%	1.35%	to	1.35%	32.37%	to	32.37%
Fidelity VIP Mid Cap Portfolio	41	68.96	to	72.23	2,892	0.78%	1.10%	to	1.35%	21.68%	to	21.99%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	65	19.42	to	22.06	1,103	1.72%	1.00%	to	1.67%	16.04%	to	16.83%
Fidelity VIP Balanced Portfolio	498	24.59	to	27.98	10,560	1.62%	1.00%	to	1.67%	22.04%	to	22.88%
Fidelity VIP Bond Index Portfolio (July 12, 2019)	8	10.15	to	10.15	85	3.77%	1.55%	to	1.55%	1.48%	to	1.48%
Fidelity VIP Contrafund® Portfolio	667	36.51	to	40.90	17,646	0.21%	1.00%	to	1.67%	29.08%	to	29.96%
Fidelity VIP Disciplined Small Cap Portfolio	87	17.07	to	18.61	1,546	0.81%	1.00%	to	1.67%	21.31%	to	22.14%
Fidelity VIP Equity-Income Portfolio	176	25.48	to	26.16	3,356	1.87%	1.00%	to	1.67%	24.99%	to	25.84%
Fidelity VIP Extended Market Index Portfolio (July 12, 2019)	3	10.55	to	10.55	37	1.20%	1.55%	to	1.55%	5.51%	to	5.51%
Fidelity VIP Freedom 2010 Portfolio	26	14.94	to	15.56	397	1.81%	1.35%	to	1.67%	13.82%	to	14.19%
Fidelity VIP Freedom 2015 Portfolio	26	15.89	to	16.59	413	1.70%	1.15%	to	1.60%	16.09%	to	16.62%
Fidelity VIP Freedom 2020 Portfolio	42	16.12	to	16.44	653	1.78%	1.15%	to	1.60%	17.96%	to	18.50%
Fidelity VIP Freedom 2025 Portfolio	120	17.11	to	17.38	1,969	1.84%	1.15%	to	1.60%	19.57%	to	20.12%
Fidelity VIP Freedom 2030 Portfolio	22	16.32	to	19.60	363	1.33%	1.15%	to	1.67%	22.04%	to	22.69%
Fidelity VIP Growth Portfolio	136	34.46	to	31.59	3,900	0.05%	1.00%	to	1.67%	31.74%	to	32.64%
Fidelity VIP High Income Portfolio	336	20.77	to	26.68	6,807	6.67%	1.00%	to	1.67%	12.85%	to	13.62%
Fidelity VIP Index 500 Portfolio	1,273	32.38	to	30.14	29,166	1.73%	1.00%	to	1.67%	28.83%	to	29.71%
Fidelity VIP International Index Portfolio (July 12, 2019)	*-	10.65	to	10.65	2	12.35%	1.15%	to	1.15%	6.52%	to	6.52%
Fidelity VIP Investment Grade Bond Portfolio	1,065	14.42	to	18.64	15,005	2.58%	1.00%	to	1.67%	7.58%	to	8.31%
Fidelity VIP Mid Cap Portfolio	335	39.52	to	45.68	8,716	0.70%	1.00%	to	1.67%	21.12%	to	21.94%
Fidelity VIP Overseas Portfolio	196	22.72	to	21.97	2,673	1.20%	1.00%	to	1.67%	25.37%	to	26.23%
Fidelity VIP Target Volatility Portfolio	36	13.32	to	13.65	486	1.37%	1.15%	to	1.55%	16.81%	to	17.28%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	80	18.69	to	19.56	1,539	—%	1.15%	to	1.67%	29.43%	to	30.11%
Franklin Growth and Income VIP Fund	57	30.72	to	30.72	1,751	2.50%	1.35%	to	1.35%	24.35%	to	24.35%
Franklin Income VIP Fund	106	28.69	to	29.27	3,053	5.59%	1.10%	to	1.35%	14.85%	to	15.14%
JP Morgan IT Mid Cap Value	18	36.84	to	39.09	630	1.70%	1.00%	to	1.55%	24.80%	to	25.49%
Morgan Stanley VIF Emerging Markets Debt Portfolio	3	27.81	to	35.02	107	5.33%	1.10%	to	1.55%	12.48%	to	13.00%
Morgan Stanley VIF U.S. Real Estate Portfolio	17	36.36	to	40.27	714	1.86%	1.00%	to	1.55%	17.10%	to	17.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	163	13.15	to	13.61	2,148	2.35%	1.00%	to	1.55%	16.16%	to	16.81%
Columbia VP – Small Cap Value Fund	65	27.02	to	28.58	1,751	0.27%	1.15%	to	1.67%	18.97%	to	19.59%
Franklin Growth and Income VIP Fund	215	26.69	to	31.25	4,983	2.23%	1.00%	to	1.67%	23.56%	to	24.40%
Franklin Income VIP Fund	842	23.13	to	29.19	14,513	5.40%	1.00%	to	1.67%	14.12%	to	14.90%
Franklin Large Cap Growth VIP Fund	170	28.58	to	35.12	5,003	—%	1.00%	to	1.67%	32.33%	to	33.23%
Franklin Mutual Shares VIP Fund	593	23.70	to	28.91	9,919	1.84%	1.00%	to	1.67%	20.53%	to	21.35%
Franklin Small Cap Value VIP Fund	58	18.42	to	23.32	1,104	1.06%	1.15%	to	1.67%	24.24%	to	24.90%
Invesco V.I. American Franchise Fund	12	32.03	to	27.45	356	—%	1.15%	to	1.67%	34.15%	to	34.86%

(a) Name Change. See Note 1.	37
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. American Value Fund	386	$18.52	to	$20.05	$7,406	0.44%	1.00%	to	1.67%	22.63%	to	23.46%
Invesco V.I. Comstock Fund	188	27.73	to	33.97	3,722	1.74%	1.00%	to	1.67%	22.86%	to	23.69%
Invesco V.I. International Growth Fund	162	13.06	to	13.59	2,146	1.33%	1.15%	to	1.60%	26.19%	to	26.77%
Invesco V.I. Mid Cap Growth Fund	20	15.17	to	15.40	305	—%	1.15%	to	1.55%	31.93%	to	32.46%
Templeton Foreign VIP Fund	366	18.71	to	22.58	4,336	1.69%	1.00%	to	1.67%	10.65%	to	11.40%
Templeton Global Bond VIP Fund	62	9.42	to	9.68	585	6.16%	1.15%	to	1.55%	0.43%	to	0.84%
Templeton Growth VIP Fund	75	19.23	to	23.32	1,234	2.80%	1.00%	to	1.67%	13.23%	to	14.00%
Morgan Stanley VIF Emerging Markets Debt Portfolio	60	22.19	to	12.98	953	5.39%	1.15%	to	1.67%	12.26%	to	12.86%
Morgan Stanley VIF Emerging Markets Equity Portfolio	146	31.30	to	39.99	2,323	1.01%	1.00%	to	1.67%	17.52%	to	18.32%
Morgan Stanley VIF U.S. Real Estate Portfolio	169	32.21	to	18.31	2,526	1.61%	1.15%	to	1.67%	16.69%	to	17.31%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	134	23.16	to	24.09	3,164	—%	1.15%	to	1.60%	29.45%	to	30.04%
BlackRock Global Allocation V.I. Fund	47	12.79	to	13.48	613	1.22%	1.00%	to	1.60%	15.87%	to	16.58%
BlackRock High Yield V.I. Fund	17	12.09	to	12.27	210	5.15%	1.15%	to	1.55%	13.08%	to	13.54%
BlackRock Total Return V.I. Fund	29	10.50	to	10.58	303	2.59%	1.35%	to	1.55%	7.46%	to	7.67%
TOPS® Managed Risk Moderate Growth ETF Portfolio	97	11.91	to	12.24	1,153	2.12%	1.15%	to	1.55%	14.36%	to	14.83%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	65	10.47	to	10.62	680	2.61%	1.15%	to	1.55%	7.39%	to	7.83%
American Funds I.S. Capital Income Builder Fund	270	11.16	to	11.45	3,032	2.77%	1.00%	to	1.55%	15.80%	to	16.44%
American Funds I.S. Global Growth Fund	133	16.67	to	17.14	2,255	0.99%	1.15%	to	1.60%	32.72%	to	33.33%
American Funds I.S. Growth Fund	128	19.82	to	20.37	2,567	0.61%	1.15%	to	1.60%	28.35%	to	28.94%
American Funds I.S. Growth-Income Fund	169	17.72	to	18.21	3,013	1.49%	1.15%	to	1.60%	23.84%	to	24.41%
American Funds I.S. New World Fund	74	12.48	to	12.79	937	0.81%	1.15%	to	1.55%	26.82%	to	27.34%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	12	33.58	to	35.28	431	1.08%	1.10%	to	1.45%	23.41%	to	23.85%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	75	29.93	to	32.13	1,678	0.75%	1.00%	to	1.67%	22.79%	to	23.62%
Advisor Class:
PIMCO VIT All Asset Portfolio	110	13.53	to	12.94	1,533	2.79%	1.15%	to	1.67%	9.88%	to	10.46%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.96	to	11.12	40	1.63%	1.15%	to	1.55%	5.25%	to	5.68%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	318	3.90	to	5.46	1,280	4.29%	1.15%	to	1.67%	9.49%	to	10.07%
PIMCO VIT Long-Term U.S. Government Portfolio	17	11.30	to	11.65	200	1.97%	1.15%	to	1.60%	11.40%	to	11.91%
PIMCO VIT Low Duration Portfolio	189	11.01	to	11.92	2,125	2.66%	1.00%	to	1.67%	2.19%	to	2.88%
PIMCO VIT Real Return Portfolio	74	11.97	to	10.96	906	1.54%	1.15%	to	1.67%	6.52%	to	7.08%
PIMCO VIT Total Return Portfolio	1,376	13.71	to	14.84	19,494	2.92%	1.00%	to	1.67%	6.44%	to	7.17%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	27	6.17	to	6.60	168	0.96%	1.00%	to	1.60%	6.41%	to	7.06%
Guggenheim VT Multi-Hedge Strategies Fund	40	8.49	to	9.00	345	2.28%	1.00%	to	1.60%	3.33%	to	3.96%
Guggenheim VT Long Short Equity Fund	7	9.97	to	10.41	72	0.58%	1.00%	to	1.60%	3.85%	to	4.48%
ETF Shares:
iShares® Core S&P 500 ETF	300	61.04	to	65.80	18,622	2.24%	1.75%	to	2.75%	27.64%	to	28.95%
iShares® Core S&P Mid-Cap ETF	101	52.74	to	55.15	5,399	1.70%	1.75%	to	2.75%	22.63%	to	23.89%
iShares® Core S&P Small-Cap ETF	51	55.67	to	58.31	2,870	1.50%	1.75%	to	2.75%	19.44%	to	20.67%
iShares® Core U.S. Aggregate Bond ETF	23	25.15	to	28.74	582	2.74%	1.75%	to	2.75%	5.47%	to	6.56%
iShares® iBoxx $ High Yield Corporate Bond ETF	2	31.74	to	34.05	74	5.04%	1.90%	to	2.75%	10.96%	to	11.93%
iShares® Intermediate-Term Corporate Bond ETF	26	27.40	to	29.40	716	3.55%	1.90%	to	2.75%	11.44%	to	12.42%
iShares® International Treasury Bond ETF	104	21.93	to	23.82	2,326	0.22%	1.75%	to	2.75%	0.91%	to	1.95%
iShares® S&P 500 Growth ETF	35	65.12	to	72.17	2,339	1.73%	1.75%	to	2.75%	27.17%	to	28.47%
iShares® S&P 500 Value ETF	9	55.20	to	59.22	520	2.31%	1.90%	to	2.75%	28.00%	to	29.12%
iShares® TIPS Bond ETF	6	22.69	to	24.35	127	1.83%	1.90%	to	2.75%	5.37%	to	6.29%
Vanguard® Developed Markets Index Fund, ETF Shares	71	36.00	to	34.57	2,603	3.14%	1.75%	to	2.75%	19.22%	to	20.45%

(a) Name Change. See Note 1.	38
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
ETF Shares (continued):
Vanguard® Dividend Appreciation Index Fund, ETF Shares	19	$54.58	to	$58.55	$1,049	1.83%	1.90%	to	2.75%	26.04%	to	27.14%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	8	27.78	to	29.81	222	3.24%	1.90%	to	2.75%	17.42%	to	18.44%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	31.92	to	34.14	61	3.47%	1.75%	to	1.90%	11.92%	to	12.09%
Vanguard® Large-Cap Index Fund, ETF Shares	12	60.81	to	65.24	728	1.98%	1.90%	to	2.75%	27.62%	to	28.74%
Vanguard® Mega Cap Index Fund, ETF Shares	2	61.96	to	66.98	140	1.96%	1.75%	to	2.75%	27.55%	to	28.86%
Vanguard® Real Estate Index Fund, ETF Shares	5	46.76	to	50.17	244	3.44%	1.90%	to	2.75%	25.31%	to	26.41%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	22.84	to	24.42	15	2.31%	1.90%	to	2.75%	2.11%	to	3.01%
Vanguard® Total Bond Market Index Fund, ETF Shares	686	25.15	to	28.83	17,584	2.76%	1.75%	to	2.75%	5.84%	to	6.93%

(a) Name Change. See Note 1.	39
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Active Bond Fund	186	$13.20	to	$16.19	$2,460	1.95%	1.00%	to	1.67%	(3.27)%	to	(2.60)%
Touchstone VST Aggressive ETF Fund	283	17.14	to	18.86	5,262	1.64%	1.00%	to	1.67%	(9.39)%	to	(8.77)%
Touchstone VST Conservative ETF Fund	405	14.64	to	16.11	6,038	1.74%	1.00%	to	1.67%	(5.63)%	to	(4.99)%
Touchstone VST Focused Fund	566	30.76	to	34.67	14,555	0.45%	1.00%	to	1.67%	(9.52)%	to	(8.90)%
Touchstone VST Large Cap Core Equity Fund	166	21.94	to	21.61	3,186	0.57%	1.00%	to	1.67%	(8.06)%	to	(7.43)%
Touchstone VST Moderate ETF Fund	475	17.51	to	17.86	7,336	1.89%	1.00%	to	2.05%	(7.96)%	to	(6.97)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	79	16.87	to	27.48	1,716	1.41%	1.35%	to	1.35%	(5.52)%	to	(5.52)%
Fidelity VIP Overseas Portfolio	43	9.38	to	12.39	1,081	1.50%	1.15%	to	1.55%	(16.14)%	to	(15.79)%
Fidelity VIP Equity-Income Portfolio	101	24.88	to	25.32	6,781	2.12%	1.10%	to	1.35%	(9.54)%	to	(9.31)%
Fidelity VIP Growth Portfolio	32	137.25	to	137.25	4,380	0.24%	1.35%	to	1.35%	(1.52)%	to	(1.52)%
Fidelity VIP High Income Portfolio	51	27.30	to	27.30	1,394	5.65%	1.35%	to	1.35%	(4.60)%	to	(4.60)%
Fidelity VIP Asset Manager Portfolio	51	52.02	to	52.02	2,674	1.65%	1.35%	to	1.35%	(6.63)%	to	(6.63)%
Fidelity VIP Contrafund® Portfolio	201	38.52	to	39.19	11,709	0.69%	1.10%	to	1.35%	(7.65)%	to	(7.41)%
Fidelity VIP Index 500 Portfolio	114	18.03	to	18.56	4,015	1.80%	1.10%	to	1.45%	(5.88)%	to	(5.55)%
Fidelity VIP Investment Grade Bond Portfolio	85	13.15	to	14.04	1,474	2.31%	1.00%	to	1.55%	(2.08)%	to	(1.53)%
Fidelity VIP Government Money Market	1,084	9.61	to	9.88	10,536	1.62%	1.00%	to	2.75%	(1.16)%	to	0.63%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	16	20.01	to	20.01	314	0.14%	1.35%	to	1.35%	(1.63)%	to	(1.63)%
Fidelity VIP Mid Cap Portfolio	46	56.67	to	59.21	2,657	0.53%	1.10%	to	1.35%	(15.80)%	to	(15.58)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	57	16.73	to	18.88	852	1.47%	1.00%	to	1.67%	(7.20)%	to	(6.56)%
Fidelity VIP Balanced Portfolio	443	20.15	to	22.77	7,957	1.34%	1.00%	to	1.67%	(6.04)%	to	(5.40)%
Fidelity VIP Contrafund® Portfolio	766	28.28	to	31.47	15,616	0.43%	1.00%	to	1.67%	(8.21)%	to	(7.58)%
Fidelity VIP Disciplined Small Cap Portfolio	84	14.07	to	15.24	1,229	0.59%	1.00%	to	1.67%	(14.75)%	to	(14.17)%
Fidelity VIP Equity-Income Portfolio	175	20.39	to	20.79	2,746	1.86%	1.00%	to	1.67%	(10.07)%	to	(9.46)%
Fidelity VIP Freedom 2010 Portfolio	33	13.12	to	13.63	448	1.36%	1.35%	to	1.67%	(5.87)%	to	(5.56)%
Fidelity VIP Freedom 2015 Portfolio	30	13.69	to	14.22	407	1.35%	1.15%	to	1.60%	(6.80)%	to	(6.38)%
Fidelity VIP Freedom 2020 Portfolio	45	13.67	to	13.87	590	1.38%	1.15%	to	1.60%	(7.59)%	to	(7.16)%
Fidelity VIP Freedom 2025 Portfolio	112	14.31	to	14.13	1,525	1.48%	1.35%	to	1.60%	(8.28)%	to	(8.04)%
Fidelity VIP Freedom 2030 Portfolio	40	13.38	to	14.23	544	1.12%	1.15%	to	1.67%	(9.60)%	to	(9.12)%
Fidelity VIP Growth Portfolio	133	26.16	to	23.82	2,908	0.04%	1.00%	to	1.67%	(2.10)%	to	(1.43)%
Fidelity VIP High Income Portfolio	49	18.40	to	23.48	786	7.35%	1.00%	to	1.67%	(5.24)%	to	(4.60)%
Fidelity VIP Index 500 Portfolio	1,295	25.13	to	23.23	23,138	1.56%	1.00%	to	1.67%	(6.33)%	to	(5.69)%
Fidelity VIP Investment Grade Bond Portfolio	1,071	13.40	to	17.21	13,976	2.30%	1.00%	to	1.67%	(2.45)%	to	(1.78)%
Fidelity VIP Mid Cap Portfolio	296	32.63	to	37.46	6,108	0.39%	1.00%	to	1.67%	(16.20)%	to	(15.63)%
Fidelity VIP Overseas Portfolio	351	18.12	to	17.41	3,983	1.31%	1.00%	to	1.67%	(16.48)%	to	(15.91)%
Fidelity VIP Target Volatility Portfolio	37	11.40	to	11.64	423	1.57%	1.15%	to	1.55%	(7.46)%	to	(7.08)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	75	14.44	to	15.03	1,113	—%	1.15%	to	1.67%	(14.75)%	to	(14.30)%
Franklin Growth and Income VIP Fund	64	24.70	to	25.14	1,580	2.66%	1.10%	to	1.35%	(5.67)%	to	(5.43)%
Franklin Income VIP Fund	127	24.98	to	25.42	3,175	4.95%	1.10%	to	1.35%	(5.39)%	to	(5.15)%
JP Morgan IT Mid Cap Value	22	29.52	to	31.15	611	0.99%	1.00%	to	1.55%	(13.21)%	to	(12.72)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	4	24.72	to	30.99	119	5.53%	1.10%	to	1.55%	(8.39)%	to	(7.97)%
Morgan Stanley VIF U.S. Real Estate Portfolio	19	31.05	to	34.20	681	2.67%	1.00%	to	1.55%	(9.15)%	to	(8.64)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	157	11.32	to	11.65	1,781	1.34%	1.00%	to	1.55%	(6.38)%	to	(5.85)%
Columbia VP –Small Cap Value Fund	65	22.71	to	23.90	1,492	0.17%	1.15%	to	1.67%	(19.54)%	to	(19.11)%
Franklin Growth and Income VIP Fund	244	21.60	to	25.12	4,591	2.49%	1.00%	to	1.67%	(6.18)%	to	(5.54)%
Franklin Income VIP Fund	883	20.27	to	25.41	13,324	4.84%	1.00%	to	1.67%	(5.91)%	to	(5.27)%
Franklin Large Cap Growth VIP Fund	191	21.59	to	26.36	4,229	—%	1.00%	to	1.67%	(3.12)%	to	(2.46)%
Franklin Mutual Shares VIP Fund	626	19.66	to	23.82	8,736	2.33%	1.00%	to	1.67%	(10.59)%	to	(9.98)%
Franklin Small Cap Value VIP Fund	59	14.82	to	15.76	904	0.88%	1.15%	to	1.67%	(14.34)%	to	(13.88)%
Invesco V.I. American Franchise Fund	10	23.88	to	20.35	238	—%	1.15%	to	1.67%	(5.50)%	to	(5.00)%
Invesco V.I. American Value Fund	369	15.11	to	16.24	5,756	0.21%	1.00%	to	1.67%	(14.33)%	to	(13.74)%

40

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. Comstock Fund	186	$22.57	to	$27.46	$2,994	1.44%	1.00%	to	1.67%	(13.84)%	to	(13.25)%
Invesco V.I. International Growth Fund	153	10.35	to	10.72	1,607	1.80%	1.15%	to	1.60%	(16.57)%	to	(16.19)%
Invesco V.I. Mid Cap Growth Fund	13	11.50	to	11.63	146	—%	1.15%	to	1.55%	(7.34)%	to	(6.96)%
Templeton Foreign VIP Fund	349	16.91	to	20.27	3,781	2.67%	1.00%	to	1.67%	(16.86)%	to	(16.29)%
Templeton Global Bond VIP Fund	63	9.38	to	9.59	599	—%	1.15%	to	1.55%	0.35%	to	0.76%
Templeton Growth VIP Fund	82	16.98	to	20.46	1,200	2.03%	1.00%	to	1.67%	(16.28)%	to	(15.71)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	59	19.77	to	11.50	843	5.55%	1.15%	to	1.67%	(8.60)%	to	(8.12)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	145	26.64	to	33.80	2,058	0.41%	1.00%	to	1.67%	(18.90)%	to	(18.34)%
Morgan Stanley VIF U.S. Real Estate Portfolio	169	27.60	to	11.79	2,218	2.48%	1.00%	to	1.67%	(9.51)%	to	(8.89)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	131	17.89	to	18.75	2,370	—%	1.00%	to	1.60%	0.49%	to	1.10%
BlackRock Global Allocation V.I. Fund	53	11.04	to	11.57	593	0.75%	1.00%	to	1.60%	(9.06)%	to	(8.51)%
BlackRock High Yield V.I. Fund	11	10.69	to	10.81	123	5.26%	1.15%	to	1.55%	(4.41)%	to	(4.02)%
BlackRock Total Return V.I. Fund	17	9.78	to	9.83	163	2.46%	1.35%	to	1.55%	(2.27)%	to	(2.27)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	100	10.42	to	10.66	1,045	1.78%	1.15%	to	1.55%	(8.82)%	to	(8.45)%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	51	9.75	to	9.85	497	2.23%	1.15%	to	1.55%	(2.43)%	to	(2.03)%
American Funds I.S. Capital Income Builder Fund	158	9.63	to	9.83	1,537	2.73%	1.00%	to	1.55%	(8.69)%	to	(8.32)%
American Funds I.S. Global Growth Fund	122	12.56	to	12.86	1,552	0.53%	1.15%	to	1.60%	(10.70)%	to	(10.29)%
American Funds I.S. Growth Fund	101	15.44	to	15.80	1,576	0.28%	1.15%	to	1.60%	(2.10)%	to	(1.65)%
American Funds I.S. Growth-Income Fund	168	14.31	to	14.64	2,421	1.36%	1.15%	to	1.60%	(3.58)%	to	(3.19)%
American Funds I.S. New World Fund	66	9.84	to	10.04	653	0.75%	1.15%	to	1.55%	(15.59)%	to	(15.24)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	14	27.21	to	28.49	385	0.97%	1.10%	to	1.45%	(12.52)%	to	(12.21)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	69	24.37	to	25.99	1,296	0.68%	1.00%	to	1.67%	(12.91)%	to	(12.31)%
Advisor Class:
PIMCO VIT All Asset Portfolio	123	12.32	to	11.71	1,553	3.09%	1.15%	to	1.67%	(7.03)%	to	(6.54)%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	2	10.41	to	10.53	18	1.31%	1.15%	to	1.55%	0.43%	to	0.43%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	345	3.56	to	4.96	1,263	1.97%	1.15%	to	1.67%	(15.64)%	to	(15.19)%
PIMCO VIT Long-Term U.S. Government Portfolio	18	10.14	to	10.41	185	2.30%	1.15%	to	1.60%	(4.05)%	to	(3.61)%
PIMCO VIT Low Duration Portfolio	165	10.77	to	11.58	1,807	1.81%	1.00%	to	1.67%	(1.45)%	to	(0.77)%
PIMCO VIT Real Return Portfolio	112	11.24	to	10.23	1,282	2.37%	1.15%	to	1.67%	(3.95)%	to	(3.44)%
PIMCO VIT Total Return Portfolio	1,476	12.88	to	13.84	19,600	2.43%	1.00%	to	1.67%	(2.31)%	to	(1.64)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	39	5.76	to	6.17	231	—%	1.00%	to	1.67%	(10.55)%	to	(9.94)%
Guggenheim VT Multi-Hedge Strategies Fund	46	8.05	to	8.66	385	—%	1.00%	to	1.67%	(6.67)%	to	(6.03)%
Guggenheim VT Long Short Equity Fund	8	9.27	to	9.97	81	—%	1.00%	to	1.67%	(14.40)%	to	(13.81)%
ETF Shares:
iShares® Core S&P 500 ETF	388	47.82	to	51.03	18,855	1.85%	1.75%	to	2.75%	(7.11)%	to	(6.15)%
iShares® Core S&P Mid-Cap ETF	122	43.01	to	44.51	5,341	1.47%	1.75%	to	2.75%	(13.63)%	to	(12.73)%
iShares® Core S&P Small-Cap ETF	59	46.61	to	48.32	2,802	1.32%	1.75%	to	2.75%	(11.02)%	to	(10.10)%
iShares® Core U.S. Aggregate Bond ETF	26	23.84	to	26.97	620	2.72%	1.75%	to	2.75%	(2.67)%	to	(1.66)%
iShares® iBoxx $ High Yield Corporate Bond ETF	4	28.60	to	30.42	124	5.18%	1.90%	to	2.75%	(4.71)%	to	(3.87)%
iShares® Intermediate-Term Corporate Bond ETF	26	24.59	to	26.15	653	3.33%	1.90%	to	2.75%	(3.48)%	to	(2.63)%
iShares® International Treasury Bond ETF	119	21.74	to	23.37	2,635	0.30%	1.75%	to	2.75%	(5.29)%	to	(4.31)%
iShares® S&P 500 Growth ETF	41	51.20	to	56.17	2,157	1.16%	1.75%	to	2.75%	(2.95)%	to	(1.95)%
iShares® S&P 500 Value ETF	10	43.12	to	45.86	448	2.48%	1.90%	to	2.75%	(11.70)%	to	(10.92)%
iShares® TIPS Bond ETF	5	21.54	to	22.91	108	2.71%	1.90%	to	2.75%	(4.15)%	to	(3.31)%

41

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
ETF Shares (continued):
Vanguard® Developed Markets Index Fund, ETF Shares	87	$30.20	to	$28.70	$2,651	2.85%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	23	43.30	to	46.05	995	1.88%	1.90%	to	2.75%	(4.78)%	to	(3.94)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	11	23.66	to	21.70	260	2.52%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	28.52	to	30.46	63	3.45%	1.75%	to	1.90%	(3.61)%	to	(3.46)%
Vanguard® Large-Cap Index Fund, ETF Shares	13	47.65	to	50.67	606	1.84%	1.90%	to	2.75%	(7.09)%	to	(6.27)%
Vanguard® Mega Cap Index Fund, ETF Shares	2	48.58	to	51.98	123	1.93%	1.75%	to	2.75%	(6.12)%	to	(5.15)%
Vanguard® Real Estate Index Fund, ETF Shares	7	37.32	to	39.69	252	4.38%	1.90%	to	2.75%	(8.62)%	to	(7.82)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	22.37	to	23.71	18	1.94%	1.90%	to	2.75%	(1.45)%	to	(0.59)%
Vanguard® Total Bond Market Index Fund, ETF Shares	821	23.76	to	26.96	19,849	2.78%	1.75%	to	2.75%	(2.87)%	to	(1.87)%

42

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	242	$13.64 to $16.63	$3,363	2.37%	1.00% to 1.67%	1.81% to 2.51%
Touchstone VST Aggressive ETF Fund	325	22.46 to 20.68	6,610	1.68%	1.00% to 2.15%	14.78% to 16.13%
Touchstone VST Conservative ETF Fund	454	14.98 to 16.96	7,158	2.04%	1.00% to 2.15%	7.70% to 8.96%
Touchstone VST Focused Fund	640	34.00 to 38.06	18,136	0.51%	1.00% to 1.67%	11.75% to 12.51%
Touchstone VST Large Cap Core Equity Fund	187	23.86 to 23.35	3,905	0.67%	1.00% to 1.67%	19.30% to 20.11%
Touchstone VST Moderate ETF Fund	522	18.85 to 19.20	8,797	1.94%	1.00% to 2.15%	11.22% to 12.52%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	90	17.86 to 29.08	2,068	1.42%	1.35%	14.86%
Fidelity VIP Overseas Portfolio	50	11.19 to 11.87	1,438	1.40%	1.00% to 1.55%	28.27% to 28.99%
Fidelity VIP Equity-Income Portfolio	138	27.50 to 27.92	10,060	1.68%	1.10% to 1.35%	11.38% to 11.66%
Fidelity VIP Growth Portfolio	36	139.37	4,980	0.22%	1.35%	33.32%
Fidelity VIP High Income Portfolio	56	28.61	1,604	4.56%	1.35%	5.50%
Fidelity VIP Asset Manager Portfolio	59	55.72	3,277	1.86%	1.35%	12.57%
Fidelity VIP Contrafund® Portfolio	224	41.71 to 42.33	13,970	0.98%	1.10% to 1.35%	20.24% to 20.54%
Fidelity VIP Index 500 Portfolio	129	19.15 to 19.65	4,803	1.77%	1.10% to 1.45%	19.96% to 20.38%
Fidelity VIP Investment Grade Bond Portfolio	103	13.43 to 14.26	2,012	2.31%	1.00% to 1.55%	2.61% to 3.18%
Fidelity VIP Government Money Market	1,139	9.72 to 9.82	11,055	0.67%	1.00% to 2.75%	(2.08)% to (0.33)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	18	20.34	359	0.13%	1.35%	33.19%
Fidelity VIP Mid Cap Portfolio	53	67.30 to 70.14	3,587	0.61%	1.10% to 1.35%	19.08% to 19.38%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	63	18.03 to 20.20	1,005	1.55%	1.00% to 1.67%	11.85% to 12.61%
Fidelity VIP Balanced Portfolio	410	21.45 to 24.08	7,973	1.30%	1.00% to 1.67%	14.18% to 14.96%
Fidelity VIP Contrafund® Portfolio	848	30.81 to 34.05	18,909	0.77%	1.00% to 1.67%	19.56% to 20.38%
Fidelity VIP Disciplined Small Cap Portfolio	118	16.51 to 17.75	2,011	0.55%	1.00% to 1.67%	5.01% to 5.73%
Fidelity VIP Equity-Income Portfolio	288	22.67 to 22.96	5,449	1.43%	1.00% to 1.67%	10.78% to 11.53%
Fidelity VIP Freedom 2010 Portfolio	37	13.94 to 14.43	528	0.98%	1.35% to 1.67%	10.92% to 11.28%
Fidelity VIP Freedom 2015 Portfolio	32	14.17 to 15.19	456	1.04%	1.15% to 1.67%	12.89% to 13.48%
Fidelity VIP Freedom 2020 Portfolio	44	14.79 to 14.94	620	1.26%	1.15% to 1.60%	14.41% to 14.93%
Fidelity VIP Freedom 2025 Portfolio	46	15.60 to 15.37	686	1.24%	1.35% to 1.60%	15.69% to 15.99%
Fidelity VIP Freedom 2030 Portfolio	43	14.80 to 15.65	634	0.67%	1.15% to 1.67%	18.69% to 19.31%
Fidelity VIP Growth Portfolio	183	26.72 to 24.16	4,162	0.09%	1.00% to 1.67%	32.57% to 33.47%
Fidelity VIP High Income Portfolio	70	19.42 to 24.61	1,264	1.48%	1.00% to 1.67%	5.13% to 5.85%
Fidelity VIP Index 500 Portfolio	1,347	26.83 to 24.64	25,759	1.61%	1.00% to 1.67%	19.39% to 20.20%
Fidelity VIP Investment Grade Bond Portfolio	1,061	13.74 to 17.52	14,157	2.27%	1.00% to 1.67%	2.26% to 2.96%
Fidelity VIP Mid Cap Portfolio	348	38.94 to 44.40	8,978	0.50%	1.00% to 1.67%	18.53% to 19.34%
Fidelity VIP Overseas Portfolio	375	21.69 to 20.70	5,131	1.27%	1.00% to 1.67%	27.83% to 28.69%
Fidelity VIP Target Volatility Portfolio	36	12.32 to 12.53	440	1.14%	1.15% to 1.55%	14.50% to 14.96%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	77	16.94 to 17.54	1,330	—%	1.15% to 1.67%	11.65% to 12.24%
Franklin Growth and Income VIP Fund	71	26.19 to 26.58	1,847	5.98%	1.10% to 1.35%	14.59% to 14.87%
Franklin Income VIP Fund	142	26.41 to 26.80	3,757	4.30%	1.10% to 1.35%	8.46% to 8.74%
JP Morgan IT Mid Cap Value	27	34.01 to 35.69	856	0.79%	1.00% to 1.55%	12.01% to 12.63%
Morgan Stanley VIF Emerging Markets Debt Portfolio	4	26.98 to 33.67	140	5.48%	1.10% to 1.55%	8.02% to 8.51%
Morgan Stanley VIF U.S. Real Estate Portfolio	23	34.18 to 37.43	917	1.58%	1.00% to 1.55%	1.52% to 2.08%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	164	12.07 to 12.37	1,988	0.78%	1.00% to 1.60%	12.97% to 13.66%
Columbia VP –Small Cap Value Fund	59	28.23 to 29.55	1,684	0.32%	1.15% to 1.67%	12.09% to 12.68%
Franklin Growth and Income VIP Fund	289	23.03 to 26.59	5,848	5.81%	1.00% to 1.67%	13.93% to 14.70%
Franklin Income VIP Fund	901	21.54 to 26.82	14,667	4.12%	1.00% to 1.67%	7.85% to 8.58%
Franklin Large Cap Growth VIP Fund	110	22.29 to 27.02	2,309	0.62%	1.00% to 1.67%	25.98% to 26.83%
Franklin Mutual Shares VIP Fund	660	21.99 to 26.46	10,475	2.25%	1.00% to 1.67%	6.54% to 7.27%
Franklin Small Cap Value VIP Fund	67	17.30 to 18.31	1,209	0.51%	1.15% to 1.67%	8.81% to 9.38%
Invesco V.I. American Franchise Fund	10	25.27 to 21.42	251	—%	1.15% to 1.67%	24.91% to 25.57%
Invesco V.I. American Value Fund	120	17.63 to 18.83	2,169	0.60%	1.00% to 1.67%	7.86% to 8.59%
Invesco V.I. Comstock Fund	187	26.20 to 31.66	3,500	1.99%	1.00% to 1.67%	15.62% to 16.40%

43

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. International Growth Fund	143	$12.40 to $12.79	$1,795	1.27%	1.15% to 1.60%	20.77% to 21.32%
Invesco V.I. Mid Cap Growth Fund	5	12.41 to 12.49	61	—%	1.15% to 1.55%	20.26% to 20.74%
Templeton Foreign VIP Fund	331	20.34 to 24.22	4,473	2.55%	1.00% to 1.67%	14.75% to 15.53%
Templeton Global Bond VIP Fund	68	9.34 to 9.52	645	—%	1.15% to 1.55%	0.35% to 0.76%
Templeton Growth VIP Fund	105	20.28 to 24.27	1,863	1.63%	1.00% to 1.67%	16.53% to 17.32%
Morgan Stanley VIF Emerging Markets Debt Portfolio	56	21.63 to 15.86	899	5.60%	1.00% to 1.67%	7.76% to 8.49%
Morgan Stanley VIF Emerging Markets Equity Portfolio	122	32.84 to 41.39	2,026	0.66%	1.00% to 1.67%	32.82% to 33.72%
Morgan Stanley VIF U.S. Real Estate Portfolio	179	30.50 to 12.94	2,635	1.29%	1.00% to 1.67%	1.16% to 1.84%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	123	17.80 to 18.54	2,215	—%	1.00% to 1.60%	30.83% to 31.62%
BlackRock Global Allocation V.I. Fund	67	12.14 to 12.64	817	1.29%	1.00% to 1.60%	11.90% to 12.58%
BlackRock High Yield V.I. Fund	5	11.19 to 11.26	53	4.90%	1.15% to 1.55%	5.41% to 5.84%
BlackRock Total Return V.I. Fund	20	10.00 to 10.02	198	2.22%	1.45% to 1.55%	1.61% to 1.71%
TOPS® Managed Risk Moderate Growth ETF Portfolio	82	11.43 to 11.64	935	1.58%	1.15% to 1.55%	12.08% to 12.53%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	51	9.99 to 10.06	510	2.35%	1.15% to 1.55%	1.70% to 2.11%
American Funds I.S. Capital Income Builder Fund	146	10.55 to 10.67	1,551	2.62%	1.15% to 1.55%	10.91% to 11.36%
American Funds I.S. Global Growth Fund	102	14.07 to 14.33	1,460	0.63%	1.15% to 1.60%	29.03% to 29.61%
American Funds I.S. Growth Fund	80	15.77 to 16.06	1,272	0.48%	1.15% to 1.60%	25.95% to 26.52%
American Funds I.S. Growth-Income Fund	134	14.88 to 15.12	2,006	1.40%	1.15% to 1.55%	20.19% to 20.68%
American Funds I.S. New World Fund	45	11.66 to 11.85	527	0.84%	1.15% to 1.55%	27.07% to 27.58%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	17	31.10 to 32.45	557	0.96%	1.10% to 1.45%	12.68% to 13.08%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	67	27.99 to 29.64	1,463	0.71%	1.00% to 1.67%	12.14% to 12.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	118	13.25 to 12.53	1,600	4.46%	1.15% to 1.67%	11.49% to 12.08%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	*-	10.37	4	28.25%	1.55%	1.08%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	400	4.22 to 5.85	1,730	11.07%	1.15% to 1.67%	0.35% to 0.88%
PIMCO VIT Long-Term U.S. Government Portfolio	19	10.57 to 10.80	207	2.08%	1.15% to 1.60%	7.11% to 7.60%
PIMCO VIT Low Duration Portfolio	166	10.93 to 11.67	1,840	1.25%	1.00% to 1.67%	(0.44)% to 0.24%
PIMCO VIT Real Return Portfolio	123	11.70 to 10.60	1,462	2.27%	1.15% to 1.67%	1.83% to 2.36%
PIMCO VIT Total Return Portfolio	1,613	13.18 to 14.08	21,874	1.92%	1.00% to 1.67%	3.07% to 3.77%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	45	6.44 to 6.85	292	1.42%	1.00% to 1.67%	6.90% to 7.63%
Guggenheim VT Multi-Hedge Strategies Fund	60	8.63 to 9.21	543	—%	1.00% to 1.67%	1.95% to 2.64%
Guggenheim VT Long Short Equity Fund	9	10.83 to 11.56	104	0.37%	1.00% to 1.67%	12.94% to 13.71%
ETF Shares:
iShares® Core S&P 500 ETF	451	51.48 to 54.37	23,528	1.88%	1.75% to 2.75%	18.42% to 19.63%
iShares® Core S&P Mid-Cap ETF	134	49.80 to 51.01	6,734	1.28%	1.75% to 2.75%	13.07% to 14.23%
iShares® Core S&P Small-Cap ETF	67	52.38 to 53.75	3,551	1.28%	1.75% to 2.75%	10.07% to 11.19%
iShares® Core U.S. Aggregate Bond ETF	27	24.49 to 27.43	671	2.32%	1.75% to 2.75%	0.71% to 1.74%
iShares® iBoxx $ High Yield Corporate Bond ETF	8	30.02 to 32.38	249	5.05%	1.75% to 2.75%	3.17% to 4.23%
iShares® Intermediate-Term Corporate Bond ETF	29	25.47 to 26.86	751	2.48%	1.90% to 2.75%	0.70% to 1.57%
iShares® International Treasury Bond ETF	129	22.95 to 24.42	2,992	0.20%	1.75% to 2.75%	8.42% to 9.53%
iShares® S&P 500 Growth ETF	47	52.76 to 57.29	2,538	1.43%	1.75% to 2.75%	23.74% to 25.00%
iShares® S&P 500 Value ETF	10	48.84 to 51.49	480	2.17%	1.90% to 2.75%	12.11% to 13.08%
iShares® TIPS Bond ETF	5	22.47 to 23.69	124	2.13%	1.90% to 2.75%	0.10% to 0.97%
Vanguard® Developed Markets Index Fund, ETF Shares	88	36.43 to 34.27	3,214	2.91%	1.75% to 2.75%	22.94% to 24.20%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	31	45.47 to 47.94	1,420	1.99%	1.90% to 2.75%	18.88% to 19.92%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	14	28.54 to 25.91	392	2.41%	1.75% to 2.75%	27.87% to 29.18%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	4	29.79 to 31.55	106	3.21%	1.75% to 2.55%	2.63% to 3.47%
Vanguard® Large-Cap Index Fund, ETF Shares	15	51.28 to 54.06	755	1.89%	1.90% to 2.75%	18.69% to 19.73%
Vanguard® Mega Cap Index Fund, ETF Shares	2	51.74 to 54.80	129	1.94%	1.75% to 2.75%	19.24% to 20.47%
Vanguard® Real Estate Index Fund, ETF Shares	7	40.84 to 43.05	306	4.15%	1.90% to 2.75%	2.01% to 2.90%

44

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Shares (continued):
Vanguard® Short-Term Bond Index Fund, ETF Shares	3	$22.70 to $23.85	$66	1.63%	1.90% to 2.75%	(1.57)% to (0.71)%
Vanguard® Total Bond Market Index Fund, ETF Shares	905	24.46 to 27.47	22,485	2.54%	1.75% to 2.75%	0.73% to 1.76%
* - Less than 500.
45

STATUTORY-BASIS FINANCIAL STATEMENTS

National Integrity Life Insurance Company
Years Ended December 31, 2021, 2020 and 2019
With Report of Independent Auditors

National Integrity Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2021, 2020 and 2019

Report of Independent Auditors

The Board of Directors
National Integrity Life Insurance Company
Opinion
We have audited the statutory-basis financial statements of National Integrity Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years ended December 31, 2021, and the related notes to the financial statements (collectively referred to as the “financial statements”).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for the three years ended December 31, 2021, on the basis of accounting described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021 and 2020, or the results of its operations or its cash flows for the three years ended December 31, 2021.
Basis for Opinion
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the
1

United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Ohio Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.
Auditor’s Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
2

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young, LLP

April 18, 2022

3

National Integrity Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2021	2020
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,760,480	$2,549,774
Preferred and common stocks	20,152	19,876
Mortgage loans	229,816	198,909
Policy loans	49,409	48,021
Cash, cash equivalents and short-term investments	30,368	24,628
Receivable for securities	1,266	1,546
Securities lending reinvested collateral assets	—	52,376
Other invested assets	108,802	109,740
Total cash and invested assets	3,200,293	3,004,870

Investment income due and accrued	24,864	23,252
Net deferred income tax asset	13,817	11,300
Other admitted assets	1,599	1,366
Separate account assets	1,339,701	1,440,568
Total admitted assets	$4,580,274	$4,481,356

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	2,625,478	2,469,410
Accident and health reserves	2	—
Liability for deposit-type contracts	128,667	128,646
Policy and contract claims	1,108	996
Total policy and contract liabilities	2,755,255	2,599,052

General expense due and accrued	42	69
Current federal income taxes payable	9,186	5,276
Transfer to (from) separate accounts due and accrued, net	(17,089)	(17,954)
Asset valuation reserve	49,767	40,648
Interest maintenance reserve	9,118	10,281
Other liabilities	7,977	7,364
Payable for securities lending	—	52,376
Separate account liabilities	1,339,701	1,440,568
Total liabilities	4,153,957	4,137,680

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated surplus	112,089	29,448
Total capital and surplus	426,317	343,676
Total liabilities and capital and surplus	$4,580,274	$4,481,356
See accompanying notes.
4

National Integrity Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2021	2020	2019
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$359,341	$179,712	$209,917
Net investment income	114,981	114,273	133,567
Considerations for supplementary contracts with life contingencies	8,065	5,097	7,134
Amortization of the interest maintenance reserve	3,838	820	(878)
Fees from management of separate accounts	7,636	6,904	7,057
Other revenues	1,254	982	1,092
Total premiums and other revenues	495,115	307,788	357,889

Benefits paid or provided:
Death benefits	6,720	9,838	4,758
Annuity benefits	127,456	120,338	122,658
Surrender benefits	254,990	229,687	340,401
Payments on supplementary contracts with life contingencies	10,275	9,915	9,787
Increase (decrease) in policy reserves and other policyholders’ funds	157,628	82,661	(29,009)
Total benefits paid or provided	557,069	452,439	448,595

Insurance expenses and other deductions:
Commissions	11,426	8,953	11,214
General expenses	13,057	14,770	16,626
Net transfers to (from) separate accounts	(182,616)	(144,233)	(167,395)
Other deductions	807	685	605
Total insurance expenses and other deductions	(157,326)	(119,825)	(138,950)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	95,372	(24,826)	48,244
Federal income tax expense (benefit), excluding tax on capital gains	10,620	7,412	10,163
Gain (loss) from operations before net realized capital gains (losses)	84,752	(32,238)	38,081
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	1,188	(10,122)	(2,485)
Net income (loss)	$85,940	$(42,360)	$35,596
See accompanying notes.

5

National Integrity Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2019	$2,000	$312,228	$24,777	$339,005
Net income (loss)	—	—	35,596	35,596
Change in net deferred income tax	—	—	988	988
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,054))	—	—	(3,964)	(3,964)
Net change in nonadmitted assets and related items	—	—	6,253	6,253
Change in asset valuation reserve	—	—	(992)	(992)
Cumulative effect of changes in accounting principles	—	—	253	253
Balance, December 31, 2019	2,000	312,228	62,911	377,139
Net income (loss)	—	—	(42,360)	(42,360)
Change in net deferred income tax	—	—	14,684	14,684
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $630)	—	—	2,380	2,380
Net change in nonadmitted assets and related items	—	—	(8,680)	(8,680)
Change in asset valuation reserve	—	—	524	524
Change in surplus in separate accounts	—	—	(11)	(11)
Balance, December 31, 2020	2,000	312,228	29,448	343,676
Net income (loss)	—	—	85,940	85,940
Change in net deferred income tax	—	—	(7,552)	(7,552)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $697)	—	—	2,619	2,619
Net change in nonadmitted assets and related items	—	—	10,748	10,748
Change in asset valuation reserve	—	—	(9,119)	(9,119)
Change in surplus in separate accounts	—	—	5	5
Balance, December 31, 2021	$2,000	$312,228	$112,089	$426,317
See accompanying notes.
6

National Integrity Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2021	2020	2019
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$367,407	$184,809	$217,051
Net investment income received	120,224	118,484	121,153
Benefits paid	(400,997)	(371,957)	(483,269)
Net transfers from (to) separate accounts	183,485	148,424	177,631
Commissions and expense paid	(24,785)	(24,286)	(27,959)
Federal income taxes recovered (paid)	(8,358)	(6,382)	(9,654)
Other, net	8,890	7,886	8,149
Net cash from (for) operations	245,866	56,978	3,102

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	516,760	704,490	500,259
Preferred and common stocks	4,783	1,711	10,222
Mortgage loans	57,544	6,874	2,585
Other invested assets	10,045	6,592	21,530
Net gains (losses) on cash, cash equivalents and short-term investments	1	—	19
Miscellaneous proceeds	52,660	1,083	390
Net proceeds from investments sold, matured or repaid	641,793	720,750	535,005

Cost of investments acquired:
Debt securities	(733,339)	(761,430)	(395,913)
Preferred and common stocks	(3,385)	(2,159)	(10,162)
Mortgage loans	(87,151)	(33,301)	(38,620)
Other invested assets	(4,261)	(5,490)	(32,851)
Miscellaneous applications	—	(11,838)	(40,912)
Total cost of investments acquired	(828,136)	(814,218)	(518,458)

Net change in policy and other loans	(1,387)	2,461	(157)
Net cash from (for) investments	(187,730)	(91,007)	16,390

Financing and miscellaneous activities
Net deposits on deposit-type contract funds and other insurance liabilities	21	(26,786)	(11,121)
Other cash provided (applied)	(52,417)	10,948	44,641
Net cash from (for) financing and miscellaneous sources	(52,396)	(15,838)	33,520

Net change in cash, cash equivalents and short-term investments	5,740	(49,867)	53,012
Cash, cash equivalents and short-term investments:
Beginning of year	24,628	74,495	21,483
End of year	$30,368	$24,628	$74,495
See accompanying notes.

7

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

1. Nature of Operations and Significant Accounting Policies
National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company also offers interest-sensitive life insurance products. For the year ended December 31, 2021, approximately 95.9% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
8

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:
•The extent the fair value has been below the book/adjusted carrying value;
•The reasons for the decline in value;
•Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;
•For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;
•For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and
•For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
9

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
10

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
11

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $121.1 million and $173.7 million as of December 31, 2021 and 2020, respectively. These assets are primarily collateral pledged to the Federal Home Loan Bank (FHLB). These restricted assets are discussed in more detail in their relevant section.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks, other than FHLB stock, are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes. FHLB stock is carried at cost and is restricted. At December 31, 2021 and 2020, the Company owned $9.5 million and $9.5 million, of FHLB stock, respectively. The FHLB stock is held in conjunction with the issuance of deposit contracts to the FHLB. See Note 9 for further description.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported or amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value. Perpetual preferred stocks are valued at fair value, not exceeding any currently effective call price, utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these
12

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
For policies issued in 2020 or after, life insurance reserves are developed using principle-based policyholder and asset assumptions with margins and floored at formulaic reserves based upon published tables using statutorily specified interest rates and valuation methods.

13

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.
Variable annuities are reserved under VM-21 and are based on principle-based policyholder and asset assumptions with margins and floored at cash values and additional prescribed NY Regulation 213 methods and assumptions.
Contracts issued that do not incorporate mortality or morbidity risk, such as guaranteed interest contracts, are accounted for as deposit-type contracts. Amounts received as payments and amounts withdrawn on deposit-type contracts are recorded directly to the liability for deposit-type contracts.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2021, the Company had no securities on loan. At December 31, 2020, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $51.2 million and $15.6 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the
14

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

loaned security. At December 31, 2021 and 2020, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is managed by Deutsche Bank, an unaffiliated agent. At December 31, 2021 and 2020, total collateral, which approximated $0.0 million and $68.4 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2021, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2021 and 2020, the fair value of the total collateral in the general account was $0.0 million and $52.4 million. The fair value of the total collateral in the separate account was $0.0 million and $16.0 million at December 31, 2021 and 2020, respectively, which was all managed by an unaffiliated agent.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Accounts
Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.
Federal Income Taxes
Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
15

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The Company includes interest and penalties in the federal income tax line on the statements of operations.
Accounting Changes
The Company did not have any material accounting changes in 2021, 2020, or 2019.
Risks and Uncertainties
The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Company; and disruptions of product marketing and sales efforts. The Company has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.
Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 18, 2022.

16

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$1,997	$355	$(7)	$2,345
Debt securities issued by states of the U.S. and political subdivisions of the states	946	358	—	1,304
Non-U.S. government securities	76,046	2,230	(406)	77,870
Corporate securities	1,895,832	128,253	(5,500)	2,018,585
Commercial mortgage-backed securities	174,803	3,338	(675)	177,466
Residential mortgage-backed securities	215,536	6,584	(1,759)	220,361
Asset-backed securities	395,320	9,215	(1,123)	403,412
Total	$2,760,480	$150,333	$(9,470)	$2,901,343

At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$3,126	$354	$(95)	$3,385
Debt securities issued by states of the U.S. and political subdivisions of the states	1,678	474	—	2,152
Non-U.S. government securities	40,532	3,616	—	44,148
Corporate securities	1,746,505	192,036	(2,529)	1,936,012
Commercial mortgage-backed securities	180,607	6,918	(701)	186,824
Residential mortgage-backed securities	254,887	12,856	(307)	267,436
Asset-backed securities	322,439	13,437	(795)	335,081
Total	$2,549,774	$229,691	$(4,427)	$2,775,038

At December 31, 2021 and 2020, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $189.5 million and $225.3 million, respectively, and an aggregate fair value of $197.7 million and $239.4 million, respectively. As of December 31, 2021 and 2020, such holdings amount to 6.9% and 8.8%, respectively, of the Company’s investment in debt securities and 4.1% and 5.0%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.
17

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021:
Preferred stocks	$1,413	$41	$—	$1,454

Common stocks, unaffiliated	$18,524	$178	$(4)	$18,698

At December 31, 2020:
Preferred stocks	$1,755	$91	$—	$1,846

Common stocks, unaffiliated	$18,422	$625	$(926)	$18,121
18

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2021:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(7)	$232	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	(406)	11,488	—	—
Corporate securities	(5,359)	333,228	(141)	6,867
Commercial mortgage-backed securities(1)	(675)	33,543	—	103
Residential mortgage-backed securities(1)	(1,381)	89,715	(378)	10,764
Asset-backed securities(1)	(1,123)	148,092	—	—
Total	$(8,951)	$616,298	$(519)	$17,734

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(4)	$8	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.
19

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(95)	$1,994	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(1,492)	26,550	(1,037)	9,871
Commercial mortgage-backed securities(1)	(10)	9,100	(691)	6,373
Residential mortgage-backed securities(1)	(262)	33,852	(45)	350
Asset-backed securities(1)	(741)	45,315	(54)	9,946
Total	$(2,600)	$116,811	$(1,827)	$26,540

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(926)	$5,994	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2021 and 2020, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 1.5% and 3.5% of the carrying value of securities considered temporarily impaired at December 31, 2021 and 2020, respectively. At December 31, 2021, there were a total of 150 securities held that are considered temporarily impaired, of which 12 have been impaired for 12 months or longer. At December 31, 2020, there were a total of 58 securities held that are considered temporarily impaired, of which 14 have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $2.2 million, $10.1 million, and $1.3 million for the years ended December 31, 2021, 2020 and 2019, respectively.
The Company had no loan-backed securities held at December 31, 2021, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2021, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities.

The Company had no OTTI on loan-backed securities for the year ended December 31, 2021, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
20

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2021, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$72,527	$73,713
After one through five	617,738	650,520
After five through ten	756,156	794,227
After ten	528,400	581,644
Mortgage-backed securities/asset-backed securities	785,659	801,239
Total	$2,760,480	$2,901,343
The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from the sales of investments in debt securities during 2021, 2020 and 2019 were $119.2 million, $312.9 million, and $199.4 million; gross gains of $3.4 million, $12.5 million, and $3.6 million and gross losses of $1.1 million, $1.8 million, and $0.9 million were realized on these sales in 2021, 2020, and 2019, respectively.
Proceeds from the sales of investments in equity securities during 2021, 2020 and 2019 were $4.4 million, $1.7 million, and $0.0 million; gross gains of $1.8 million, $0.1 million, and $0.0 million and gross losses of $0.2 million, $0.0 million, and $0.0 million were realized on these sales in 2021, 2020 and 2019, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2021	2020	2019
	(In Thousands)

Realized capital gains (losses)	$5,511	$2,251	$500
Less amount transferred to (from) IMR (net of related taxes (benefits) of $711 in 2021, $2,600 in 2020, and $471 in 2019)	2,675	9,783	1,771
Less federal income tax expense (benefit) of realized capital gains (losses)	1,648	2,590	1,214
Net realized capital gains (losses)	$1,188	$(10,122)	$(2,485)
21

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Net investment income was generated from the following for the years ended December 31:

	2021	2020	2019
	(In Thousands)

Debt securities	$101,000	$102,788	$108,033
Equity securities	811	850	1,213
Mortgage loans	9,224	8,125	6,293
Policy loans	2,963	2,644	3,100
Cash, cash equivalents and short-term investments	25	185	389
Other invested assets	3,147	2,151	16,400
Other	39	(92)	370
Gross investment income	117,209	116,651	135,798
Investment expenses	2,228	2,378	2,231
Net investment income	$114,981	$114,273	$133,567
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2021, 36.4% of such mortgages, or $83.8 million, involved properties located in Ohio and California. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $25.0 million. During 2021, the respective minimum and maximum lending rates for mortgage loans issued were 3.25% and 4.00%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2021, the Company did not reduce interest rates on any outstanding mortgages.
22

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include municipal bonds, preferred stock, NAIC 6 industrial and miscellaneous bonds, and initially rated NAIC 6 residential mortgage-backed securities representing senior and subordinated tranches in securitization trusts containing residential mortgage loans, including those which are part of the Company's separate account assets. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 3.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Common stock utilizing NAV consists of an investment in a business development corporation as defined by the Investment Company Act of 1940.
23

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The investment can be sold or transferred with prior consent from the corporation. The NAV for this investment is $15.00. The Company does not intend to sell any investments utilizing NAV.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
24

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.
25

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2021
Assets:
Preferred stock	$1,454	$—	$1,454	$—	$—
Common stocks, unaffiliated	9,186	7,265	—	—	1,921
Separate account assets*	449,517	414,369	35,148	—	—
Total assets	$460,157	$421,634	$36,602	$—	$1,921

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2020
Assets:
Bonds, industrial & misc.	$1,580	$—	$1,580	$—	$—
Residential mortgage backed-securities	61	—	61	—	—
Common stocks, unaffiliated	8,609	6,692	—	—	1,917
Separate account assets*	419,965	383,981	35,984	—	—
Total assets	$430,215	$390,673	$37,625	$—	$1,917

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.
The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2021 and 2020.

26

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2021
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,760,480	$2,901,343	$2,345	$2,898,905	$93	$—
Common stock, unaffiliated**	18,698	18,698	16,777	—	—	1,921
Preferred stock	1,454	1,454	—	1,454	—	—
Mortgage loans	229,816	239,753	—	—	239,753	—
Cash, cash equivalents and short-term investments	30,368	30,368	30,368	—	—	—
Other invested assets, surplus notes	3,097	3,841	—	3,841	—	—
Securities lending reinvested collateral assets	—	—	—	—	—	—
Separate account assets	1,339,701	1,400,810	425,780	932,607	42,423	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,792,396)	$(1,888,668)	$—	$—	$(1,888,668)	$—
Securities lending liability	—	—	—	—	—	—
Separate account liabilities*	(878,857)	(951,514)	—	—	(951,514)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

	December 31, 2020
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,549,774	$2,775,038	$3,385	$2,770,864	$789	$—
Common stock, unaffiliated**	18,121	18,121	16,204	—	—	1,917
Preferred stock	1,755	1,846	—	1,846	—	—
Mortgage loans	198,909	211,530	—	—	211,530	—
Cash, cash equivalents and short-term investments	24,628	24,627	24,627	—	—	—
Other invested assets, surplus notes	3,098	3,970	—	3,970	—	—
Securities lending reinvested collateral assets	52,376	52,376	52,376	—	—	—
Separate account assets	1,440,568	1,539,583	401,066	1,086,628	51,889	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,635,950)	$(1,781,032)	$—	$—	$(1,781,032)	$—
Securities lending liability	(52,376)	(52,376)	—	(52,376)	—	—
Separate account liabilities*	(990,638)	(1,126,592)	—	—	(1,126,592)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.
27

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

4. Related-Party Transactions
At December 31, 2021 and 2020, the Company had $70.4 million and $69.5 million respectively, invested in various private debt funds managed by Fort Washington.
The Company did not have any amounts receivable from parent, subsidiaries and affiliates as of December 31, 2021 and 2020, respectively. The Company had $1.9 million and $1.5 million payable to parent, subsidiaries and affiliates as of December 31, 2021 and 2020, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
Western and Southern guarantees the payment of the Company’s policyholder obligations. In the unlikely event the guarantee would be triggered, Western and Southern may be permitted to take control of the Company’s assets to recover all or a portion of the amounts paid under the guarantee.

5. Reinsurance
Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2021	2020	2019
	(In Thousands)

Direct premiums	$360,949	$181,073	$211,024
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(1,608)	(1,361)	(1,107)
Net premiums	$359,341	$179,712	$209,917
28

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The Company’s ceded reinsurance arrangements impacted certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2021	2020	2019
	(In Thousands)
Policy and contract claims:
Affiliates	$—	$—	$—
Nonaffiliates	1,394	711	906
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,653	1,464	1,248
Amounts recoverable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	221	98	19
In 2021, 2020 and 2019, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2021, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2021, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2021, if all reinsurance agreements were cancelled.

6. Federal Income Taxes
The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(9.2) million and $(5.3) million at December 31, 2021 and 2020, respectively. The tax years 2014 through 2020 remain subject to examination by major tax jurisdictions.
29

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2021; in the event of future capital losses is $2.5 million, $4.9 million, and $4.4 million from 2021, 2020 and 2019, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2021
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$31,536	$4,532	$36,068
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	31,536	4,532	36,068
(d)	Deferred tax assets nonadmitted	17,947	—	17,947
(e)	Subtotal net admitted deferred tax assets (c - d)	13,589	4,532	18,121
(f)	Deferred tax liabilities	3,604	700	4,304
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$9,985	$3,832	$13,817

		12/31/2020
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$39,221	$5,553	$44,774
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	39,221	5,553	44,774
(d)	Deferred tax assets nonadmitted	28,714	—	28,714
(e)	Subtotal net admitted deferred tax assets (c - d)	10,507	5,553	16,060
(f)	Deferred tax liabilities	4,193	567	4,760
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$6,314	$4,986	$11,300
30

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(7,685)	$(1,021)	$(8,706)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	(7,685)	(1,021)	(8,706)
(d)	Deferred tax assets nonadmitted	(10,767)	—	(10,767)
(e)	Subtotal net admitted deferred tax assets (c - d)	3,082	(1,021)	2,061
(f)	Deferred tax liabilities	(589)	133	(456)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$3,671	$(1,154)	$2,517

		12/31/2021
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$4,511	$4,511
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	9,306	—	9,306
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	9,306	—	9,306
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	53,944
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	4,283	21	4,304
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$13,589	$4,532	$18,121
31

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		12/31/2020
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$5,553	$5,553
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	5,747	—	5,747
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	5,747	—	5,747
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	57,852
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	4,760	—	4,760
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$10,507	$5,553	$16,060

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss	$—	$(1,042)	$(1,042)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	3,559	—	3,559
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	3,559	—	3,559
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	(3,908)
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(477)	21	(456)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$3,082	$(1,021)	$2,061

32

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		2021	2020

(a)	Ratio percentage used to determine recovery period and threshold limitation amount	935%	822%

		12/31/2021
		(1)	(2)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$31,536	$4,532
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	12.51%
(c)	Net admitted adjusted gross DTAs amount	$13,589	$4,532
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	24.90%

		12/31/2020
		(3)	(4)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$39,221	$5,553
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	12.35%
(c)	Net admitted adjusted gross DTAs amount	$10,507	$5,553
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	34.44%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$(7,685)	$(1,021)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.16%
(c)	Net admitted adjusted gross DTAs amount	$3,082	$(1,021)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	(9.54)%
The Company's tax planning strategies do not include the use of reinsurance.

33

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Current income taxes incurred consist of the following major components:

			12/31/2021	12/31/2020	12/31/2019
(1)	Current income tax		(In Thousands)
	(a)	Federal	$10,620	$7,412	$10,163
	(b)	Foreign	—	—	—
	(c)	Subtotal	10,620	7,412	10,163
	(d)	Federal income tax on net capital gains	1,648	2,590	1,214
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$12,268	$10,002	$11,377

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2021	12/31/2020	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	26,770	34,945	(8,175)
		(4) Investments	33	31	2
		(5) Deferred acquisition costs	4,726	4,242	484
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	—	—	—
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	7	3	4
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	—	—	—
		(99) Subtotal	31,536	39,221	(7,685)
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	17,947	28,714	(10,767)
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	13,589	10,507	3,082
	(e)	Capital
		(1) Investments	4,532	5,553	(1,021)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	4,532	5,553	(1,021)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	4,532	5,553	(1,021)
	(i)	Admitted deferred tax assets (2d + 2h)	$18,121	$16,060	$2,061
34

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2021	12/31/2020	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$3,266	$3,771	$(505)
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	337	422	(85)
		(5) Other	1	1	—
		(99) Subtotal	3,604	4,194	(590)
	(b)	Capital
		(1) Investments	700	566	134
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	700	566	134
	(c)	Deferred tax liabilities (3a99 + 3b99)	$4,304	$4,760	$(456)

(4)	Net deferred tax assets/liabilities (2i - 3c)		$13,817	$11,300	$2,517
Among the more significant book-to-tax adjustments were the following:

	12/31/2021	Effective Tax Rate	12/31/2020	Effective Tax Rate	12/31/2019	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)
Provision computed at statutory rate	$21,186	21.00%	$(6,795)	21.00%	$10,236	21.00%
Dividends received deduction	(307)	(0.30)	(353)	1.09	(229)	(0.47)
Tax credits	(29)	(0.03)	(46)	0.14	(101)	(0.21)
IMR adjustments	(1,006)	(1.00)	2,556	(7.90)	—	—
Other	(24)	(0.02)	(44)	0.14	483	0.99
Total statutory income taxes	$19,820	19.65%	$(4,682)	14.47%	$10,389	21.31%

Federal taxes incurred	$12,268	12.16%	$10,002	(30.91)%	$11,377	23.34%
Change in net deferred income taxes	7,552	7.49	(14,684)	45.38	(988)	(2.03)
Total statutory income taxes	$19,820	19.65%	$(4,682)	14.47%	$10,389	21.31%
At December 31, 2021, the Company had $0.0 million of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 million of deferred tax liabilities that are not recognized.

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2021 and 2020, the Company exceeded the minimum risk-based capital.
The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends, without the approval of the New York Insurance
35

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Superintendent, provided those dividends do not exceed (when added to the other dividends paid in the preceding 12 months) the lesser of (i) 10% of the Company's surplus as of the prior December 31, or (ii) the Company's net gain from operations for the immediately preceding calendar year, not including realized capital gains. Dividends are noncumulative. As of December 31, 2021 the Company has $42.6 million eligible for dividends in 2022.

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2021, the Company does not have any material lease agreements for office space or equipment.
At December 31, 2021 the Company has future commitments to provide additional capital contributions of $6.3 million to investments in joint ventures, limited partnerships and limited liability companies.
36

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

9. Life and Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2021, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$229,722	$878,857	$—	$1,108,579	31.0%
At book value less current surrender charge of 5% or more	649,399	—	—	649,399	18.2
At fair value	—	—	407,829	407,829	11.4
Total with adjustment or at fair value	879,121	878,857	407,829	2,165,807	60.6
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	787,056	—	—	787,056	22.0
Not subject to discretionary withdrawal	620,622	—	—	620,622	17.4
Total individual annuity reserves (before reinsurance)	2,286,799	878,857	407,829	3,573,485	100.0%
Reinsurance ceded	—	—	—	—
Net individual annuity reserves	$2,286,799	$878,857	$407,829	$3,573,485
Amount subject to greater than a 5% surrender charge that will be subject to minimal or no surrender charge after the statement date	$39,215	$—	$—	$39,215

Group Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Not subject to discretionary withdrawal	$15,528	—	—	$15,528	100.0%
Total group annuity reserves (before reinsurance)	15,528	—	—	15,528	100.0%
Reinsurance ceded	—	—	—	—
Net group annuity reserves	$15,528	$—	$—	$15,528

37

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Deposit-type contracts (no life contingencies)	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$749	$—	$—	$749	0.6%
Not subject to discretionary withdrawal	127,918	—	—	127,918	99.4
Total deposit-type contract liability (before reinsurance)	128,667	—	—	128,667	100.0%
Reinsurance ceded	—	—	—	—
Total deposit-type contract liability	$128,667	$—	$—	$128,667
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

38

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

At December 31, 2021, the Company's general and separate account life insurance account values, cash value, and reserves for policies subject to discretionary withdrawal, not subject to discretionary withdrawal, or with no cash value are summarized as follows:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	230,671	247,683	268,348	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	171	179	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	38,102	38,102	38,102
Miscellaneous reserves	—	—	—	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	—	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	—	XXX	XXX	—
Disability - disabled lives	XXX	XXX	—	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	56,000	XXX	XXX	—
Total life reserves (before reinsurance)	230,671	247,854	324,527	38,102	38,102	38,102
Reinsurance Ceded	—	—	1,377	—	—	—
Net life reserves	$230,671	$247,854	$323,150	$38,102	$38,102	$38,102
39

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Federal Home Loan Bank
The Company is a member of the FHLB of Cincinnati. Through its membership, the Company has the ability to conduct business activity (borrowings) with the FHLB. The Company’s strategy is to utilize FHLB funds to increase profitability. The Company has determined the actual/estimated maximum borrowing capacity as $75.0 million. The Company calculated this amount after a review of its pledgeable assets (both pledged and unpledged) and after applying the respective FHLB borrowing haircuts.

	December 31
	2021	2020
	(In Thousands)
Membership stock - Class A (not eligible for redemption)	$4,481	$7,175
Membership stock - Class B	—	—
Activity stock	1,980	2,003
Excess stock	3,051	334
Aggregate total	$9,512	$9,512
Actual or estimated borrowing capacity as determined by the insurer	$75,000	$95,000

Collateral Pledged to FHLB – General Account:

	2021				2020
	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral
	(In Thousands)
Total as of reporting date	$117,335	$111,303	$44,000	XXX	$101,291	$95,578	$44,500	XXX
Maximum during reporting period	$119,587	$113,014	XXX	$49,000	$116,589	$111,703	XXX	$70,100

Borrowing from FHLB - General Account:

	2021			2020
	At Reporting Date	Reserves Established at Reporting Date	Maximum Amount During Period	At Reporting Date	Reserves Established at Reporting Date
	(In Thousands)
Funding agreements	$44,000	$44,009	$49,500	$44,500	$44,509
Debt	—	XXX	—	—	XXX
Aggregate total	$44,000	$44,009	$49,500	$44,500	$44,509
The Company does not have any prepayment obligations under these FHLB borrowing arrangements.
40

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

10. Separate Accounts
The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. These guaranteed rate options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value. The fixed investment options within the Company’s variable annuity products provide the death benefits listed below for variable annuities.
The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and group variable universal life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, and a death benefit that is adjusted annually to the current account value. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts. The death benefit under the group variable universal life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.
To compensate the general account for risk taken, the separate accounts paid risk charges of $1.2 million, $1.2 million, $1.2 million, $1.4 million and $1.1 million in 2021, 2020, 2019, 2018, and 2017, respectively. The Company’s general account paid $0.1 million, $0.1 million, $0.0 million, $0.2 million and $0.1 million towards separate account guarantees in 2021, 2020, 2019, 2018, and 2017, respectively.
41

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2021, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$20,278	$6	$14,260	$34,544

Reserves for separate accounts with assets at:
Fair value	$—	$—	$445,931	$445,931
Amortized cost	877,957	900	—	878,857
Total reserves	$877,957	$900	$445,931	$1,324,788

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$877,957	$900	$—	$878,857
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	445,931	445,931
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	877,957	900	445,931	1,324,788
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$877,957	$900	$445,931	$1,324,788
42

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2021, is presented below:

2021
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$34,544
Transfers from separate accounts	216,024
Net transfers to (from) separate accounts	(181,480)

Reconciling adjustments:
Policy deductions and other expenses	58
Change in surplus in separate accounts	5
Other account adjustments	(1,199)
Transfers as reported in the Summary of Operations of the Company	$(182,616)

43

STATUTORY-BASIS FINANCIAL STATEMENTS

The Western and Southern Life Insurance Company
Years Ended December 31, 2021, 2020 and 2019
With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2021, 2020 and 2019

Report of Independent Auditors

The Board of Directors
The Western and Southern Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of The Western and Southern Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years ended December 31, 2021, and the related notes to the financial statements (collectively referred to as the “financial statements”).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for the three years ended December 31, 2021, on the basis of accounting described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021 and 2020, or the results of its operations or its cash flows for the three years ended December 31, 2021.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The
1

effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.
Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Ohio Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
2

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP
April 18, 2022

3

The Western and Southern Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2021	2020
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,872,422	$2,762,637
Preferred and common stocks	1,030,590	681,774
Investments in common stocks of subsidiaries	4,525,844	3,782,745
Mortgage loans	56,947	57,917
Policy loans	145,308	152,310
Real estate:
Properties held for the production of income	859	2,426
Properties occupied by the Company	21,600	19,870
Cash, cash equivalents and short-term investments	358,026	326,127
Receivable for securities	6,797	551
Derivatives	107	4,401
Receivable for collateral on derivatives	—	34,220
Securities lending reinvested collateral assets	33,628	42,791
Other invested assets	2,184,728	1,863,693
Total cash and invested assets	11,236,856	9,731,462

Investment income due and accrued	38,886	38,180
Premiums deferred and uncollected	47,860	49,315
Current federal income taxes recoverable	3,958	32,092
Net deferred income tax asset	11,784	86,574
Receivables from parent, subsidiaries and affiliates	42,967	29,728
Other admitted assets	14,627	15,419
Separate account assets	1,284,662	1,197,356
Total admitted assets	$12,681,600	$11,180,126

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,761,878	$2,737,207
Accident and health reserves	274,116	271,342
Liability for deposit-type contracts	189,368	197,565
Policy and contract claims	56,825	55,728
Dividends payable to policyholders	32,815	36,833
Premiums received in advance	3,280	3,918
Total policy and contract liabilities	3,318,282	3,302,593

General expense due and accrued	63,910	25,782
Transfer to (from) separate accounts due and accrued, net	(13)	(18)
Asset valuation reserve	503,845	245,411
Interest maintenance reserve	59,159	64,915
Other liabilities	479,102	379,396
Pension liability	—	36,646
Liability for postretirement benefits other than pensions	154,087	161,650
Derivatives	—	41,108
Payable for securities lending	62,436	67,547
Separate account liabilities	1,284,662	1,197,356
Total liabilities	5,925,470	5,522,386

Capital and surplus:
Common stock, $1 par value, authorized 2,500 shares, issued and outstanding 2,500 shares	2,500	2,500
Surplus Notes	995,354	497,604
Paid-in surplus	417,103	417,103
Accumulated surplus	5,341,173	4,740,533
Total capital and surplus	6,756,130	5,657,740
Total liabilities and capital and surplus	$12,681,600	$11,180,126
See accompanying notes.
4

The Western and Southern Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2021	2020	2019
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$220,346	$226,232	$231,773
Net investment income	542,715	332,996	479,104
Considerations for supplementary contracts with life contingencies	8	54	9
Amortization of the interest maintenance reserve	6,688	5,885	5,906
Commissions and expenses on reinsurance ceded	1,055	1,071	1,029
Other revenues	339	—	2,042
Total premiums and other revenues	771,151	566,238	719,863

Benefits paid or provided:
Death benefits	153,175	154,116	143,563
Annuity benefits	51,804	89,657	50,066
Disability and accident and health benefits	17,541	15,384	15,580
Surrender benefits	41,512	49,337	53,256
Payments on supplementary contracts with life contingencies	276	311	350
Other benefits	6,246	3,450	4,619
Increase in policy reserves and other policyholders’ funds	33,034	29,300	28,128
Total benefits paid or provided	303,588	341,555	295,562

Insurance expenses and other deductions:
Commissions	13,563	18,044	19,811
General expenses	197,470	146,416	157,130
Net transfers to (from) separate account	(51,774)	(89,609)	(50,204)
Reserve adjustments on reinsurance assumed	—	(87)	(103)
Other deductions	60,850	32,322	60,564
Total insurance expenses and other deductions	220,109	107,086	187,198

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	247,454	117,597	237,103

Dividends to policyholders	43,535	47,249	54,964
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	203,919	70,348	182,139
Federal income tax expense (benefit), excluding tax on capital gains	30,313	(21,345)	25,523
Gain (loss) from operations before net realized capital gains (losses)	173,606	91,693	156,616
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(74,945)	8,870	2,229
Net income (loss)	$98,661	$100,563	$158,845
See accompanying notes.
5

The Western and Southern Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Surplus Notes and Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2019	$2,500	$372,103	$4,562,453	$4,937,056
Net income (loss)	—	—	158,845	158,845
Change in net deferred income tax	—	—	(131,377)	(131,377)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($2,224))	—	—	125,187	125,187
Change in net unrealized foreign exchange capital gain (loss)	—	—	1,562	1,562
Change in surplus notes	—	497,519	—	497,519
Net change in nonadmitted assets and related items	—	—	149,208	149,208
Change in asset valuation reserve	—	—	(52,818)	(52,818)
Cumulative effects of change in accounting principle	—	—	2,103	2,103
Dividends to stockholder	—	—	(260,000)	(260,000)
Change in unrecognized post retirement benefit obligation	—	—	699	699
Balance, December 31, 2019	2,500	869,622	4,555,862	5,427,984
Net income (loss)	—	—	100,563	100,563
Change in net deferred income tax	—	—	(26,657)	(26,657)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($24,444))	—	—	(78,402)	(78,402)
Change in net unrealized foreign exchange capital gain (loss)	—	—	808	808
Change in surplus notes	—	85	—	85
Net change in nonadmitted assets and related items	—	—	122,778	122,778
Change in asset valuation reserve	—	—	79,427	79,427
Change in unrecognized post retirement benefit obligation	—	—	(13,846)	(13,846)
Capital contribution	—	45,000	—	45,000
Balance, December 31, 2020	2,500	914,707	4,740,533	5,657,740
Net income (loss)	—	—	98,661	98,661
Change in net deferred income tax	—	—	30,231	30,231
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $111,301)	—	—	625,648	625,648
Change in net unrealized foreign exchange capital gain (loss)	—	—	(2,287)	(2,287)
Change in surplus notes	—	497,750	—	497,750
Net change in nonadmitted assets and related items	—	—	67,456	67,456
Change in asset valuation reserve	—	—	(258,434)	(258,434)
Dividends to stockholder	—	—	(50,000)	(50,000)
Change in unrecognized post retirement benefit obligation	—	—	89,365	89,365
Balance, December 31, 2021	$2,500	$1,412,457	$5,341,173	$6,756,130
See accompanying notes.
6

The Western and Southern Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2021	2020	2019
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$221,565	$227,381	$233,959
Net investment income received	453,781	220,270	314,302
Benefits paid	(275,261)	(307,163)	(268,636)
Net transfers from (to) separate accounts	51,778	89,607	50,214
Commissions and expense paid	(158,324)	(158,658)	(169,848)
Dividends paid to policyholders	(47,553)	(50,922)	(52,655)
Federal income taxes recovered (paid)	2,619	(24,905)	(60,149)
Other, net	1,394	1,071	1,071
Net cash from (for) operations	249,999	(3,319)	48,258

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	236,424	304,543	321,508
Preferred and common stocks	315,580	697,505	553,991
Mortgage loans	970	18,381	1,041
Real estate	771	725	1,400
Other invested assets	528,139	274,324	460,664
Net gains (losses) on cash, cash equivalents and short-term investments	(30)	24	37
Miscellaneous proceeds	44,383	8,338	26,770
Net proceeds from investments sold, matured or repaid	1,126,237	1,303,840	1,365,411

Cost of investments acquired:
Debt securities	(347,164)	(223,910)	(309,030)
Preferred and common stocks	(807,957)	(477,124)	(710,369)
Mortgage loans	—	(7,400)	(10,793)
Real estate	(4,228)	(314)	(1,121)
Other invested assets	(533,987)	(291,864)	(517,164)
Miscellaneous applications	(6,291)	(42,824)	(70,541)
Total cost of investments acquired	(1,699,627)	(1,043,436)	(1,619,018)

Net change in policy and other loans	7,002	6,401	2,512
Net cash from (for) investments	(566,388)	266,805	(251,095)

Financing activities
Surplus notes, capital notes	497,635	—	497,435
Capital and paid in surplus, less treasury stock	—	45,000	—
Net deposits on deposit-type contract funds and other insurance liabilities	(8,197)	(7,094)	(8,920)
Dividends paid to stockholder	(50,000)	—	(260,000)
Other cash provided (applied)	(91,150)	(52,807)	(36,049)
Net cash from (for) financing and miscellaneous sources	348,288	(14,901)	192,466

Net change in cash, cash equivalents and short-term investments	31,899	248,585	(10,371)
Cash, cash equivalents and short-term investments:
Beginning of year	326,127	77,542	87,913
End of year	$358,026	$326,127	$77,542

Cash flow information for noncash transactions:
Contribution to Columbus Life Insurance Company in the form of common stock	$—	$—	$(29,962)
Contribution to Gerber Life Insurance in the form of debt securities & common stock	—	—	(193,759)
See accompanying notes.
7

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

1. Nature of Operations and Significant Accounting Policies
The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 46 states and the District of Columbia. For the year ended December 31, 2021, approximately 68.6% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennslyvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life), Integrity Life Insurance Company (Integrity) and Gerber Life Insurance Company (Gerber Life). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $1,911.4 million and $1,979.7 million were allocated to the Closed Block as of December 31, 2021 and 2020, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
8

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:
•The extent the fair value has been below the book/adjusted carrying value;
•The reasons for the decline in value;
•Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;
•For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;
9

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

•For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and
•For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiaries
The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.
10

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, goodwill in excess of the admission limit, and a trademark license agreement), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
11

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Employee Benefits
For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Policyholder Dividends
Policyholder dividends are recognized when declared rather than over the term of the related policies.
Surplus Notes
Surplus Notes are classified as a component of equity rather than as long-term debt.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
12

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $68.5 million and $132.6 million as of December 31, 2021 and 2020, respectively. These assets are primarily collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant section.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported or amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value. Perpetual preferred stocks are valued at fair value, not exceeding any currently effective call price, utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
There are no restrictions on unaffiliated common or preferred stocks.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiaries are reported at their underlying audited statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.
13

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.
Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
The Company utilizes customized call and put options to hedge market volatility related to the S&P 500 index . At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The options are not designated as a hedge for accounting purposes and are carried at fair value on the balance sheet with changes in fair value recorded in surplus. The related gains and losses from terminations or expirations are recorded in realized capital gains and losses.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
14

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Policy Reserves
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
For policies issued in 2020 or after, life insurance reserves are developed using principle-based policyholder and asset assumptions with margins and floored at formulaic reserves based upon published tables using statutorily specified interest rates and valuation methods.

Formulaic policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2021	2020
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%	6.5%	7.0%
1941 Standard Industrial, 2-1/2% - 3-1/2%	9.2	9.4
1958 Commissioners Standard Ordinary, 2-1/2% - 6%	17.1	18.0
1980 Commissioners Standard Ordinary, 4% - 6%	39.9	40.0
2001 Commissioners Standard Ordinary, 3-1/2% - 4-1/2%	21.8	20.0
2017 Commissioners Standard Ordinary, 3-1/2%	—	—
Other, 2-1/2% - 6%	4.4	4.4
	98.9	98.8
Other benefits (including annuities):
Various, 2-1/2% - 8-1/4%	1.1	1.2
	100.0%	100.0%
The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
15

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

As of December 31, 2021 and 2020, reserves of $15.2 million and $17.2 million, respectively, were recorded on in-force amounts of $899.5 million and $961.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Policyholders’ Dividends
The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.
Policy and Contract Claims
Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2021 and 2020. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2021, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $61.0 million and $0.4 million in the general and separate account, respectively. At December 31, 2020, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $66.0 million and
16

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

$24.6 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2021 and 2020, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $28.6 million and $24.6 million at December 31, 2021 and 2020, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2021 and 2020, collateral managed by an unaffiliated agent, which approximated $33.6 million and $42.8 million respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2021, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2021 and 2020, the fair value of the total collateral in the general account was $62.2 million and $67.4 million, respectively. The fair value of the total collateral in the separate account was $0.4 million and $25.1 million at December 31, 2021 and 2020, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2021:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	41,276	41,278
31 to 60 days	7,280	7,281
61 to 90 days	—	—
91 to 120 days	454	454
121 to 180 days	850	850
181 to 365 days	2,038	2,036
1 to 2 years	5,970	5,966
2 to 3 years	—	—
Greater than 3 years	4,754	4,754
Total collateral	$62,622	$62,619
17

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

At December 31, 2021, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $62.4 million and $0.4 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Account
The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.
There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan).
The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.
Federal Income Taxes
The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Postretirement Benefits Other Than Pensions
The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.
Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the
18

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.
Accounting Changes
There were no material accounting changes in 2021 or 2020.
Effective January 1, 2019, the Company changed its deferred tax assets admission calculation related to clarification updates to Statement of Statutory Accounting Principles 101 - Income Taxes, Exhibit A - Implementation Question and Answers, in the Accounting Practices & Procedures Manual. The Company has recorded a $2.1 million increase to surplus as a result of the change in application of the admission criteria through Cumulative Effect of Changes in Accounting Principles on the Statements of Changes in Capital and Surplus.
Business Combinations
On December 31, 2018, the Company purchased 100% of the common stock of Gerber Life from Nestlé S.A. ("Nestlé"). Gerber Life is an insurer that operates primarily in the juvenile life insurance and medical stop-loss insurance markets. Gerber Life is New York-domiciled and is licensed in 50 states, the District of Columbia, Puerto Rico and certain Canadian provinces. The cost of the acquired entity was $1,257.3 million. The original goodwill balance was $945.5 million, of which $528.1 million was admitted.
The transaction was accounted for as a statutory purchase and reflects the following:

Year	Admitted Goodwill at Reporting Date	Goodwill Amortized in Period	Book Value of Acquisition	Admitted Goodwill as a % of Admitted Acquisition
	(In Thousands)
2021	$592,621	$94,555	$1,132,673	52.3%
2020	487,082	94,555	998,917	48.8

	2021	2020
	(In Thousands)

Company Surplus as of September 30	$6,532,800	$5,452,970
Less September 30 electronic data processing	9,907	10,235
Less September 30 net deferred tax assets	12,663	94,783
Less September 30 net positive goodwill	584,021	477,127
Adjusted Company surplus as of September 30	$5,926,209	$4,870,825
Admitted goodwill as a percentage of adjusted surplus	10.0%	10.0%
19

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Risks and Uncertainties
The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Company; and disruptions of product marketing and sales efforts. The Company has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.
Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 18, 2022.

20

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$87,594	$1,949	$(23)	$89,520
Debt securities issued by states of the U.S. and political subdivisions of the states	12,801	2,409	—	15,210
Non-U.S. government securities	89,164	7,036	(808)	95,392
Corporate securities	2,388,268	528,744	(5,628)	2,911,384
Commercial mortgage-backed securities	43,056	1,099	(401)	43,754
Residential mortgage-backed securities	138,700	14,086	(61)	152,725
Asset-backed securities	112,839	14,561	(269)	127,131
Total	$2,872,422	$569,884	$(7,190)	$3,435,116

At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$21,713	$2,637	$—	$24,350
Debt securities issued by states of the U.S. and political subdivisions of the states	15,997	3,201	—	19,198
Non-U.S. government securities	57,015	11,581	—	68,596
Corporate securities	2,354,780	673,092	(2,066)	3,025,806
Commercial mortgage-backed securities	30,201	1,430	(19)	31,612
Residential mortgage-backed securities	169,530	18,859	(38)	188,351
Asset-backed securities	113,401	16,654	(121)	129,934
Total	$2,762,637	$727,454	$(2,244)	$3,487,847
At December 31, 2021 and 2020, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $101.5 million and $106.4 million, respectively, and an aggregate fair value of $110.7 million and $119.1 million, respectively. As of December 31, 2021 and 2020, such holdings amounted to 3.5% and 3.9%, respectively, of the Company’s investments in debt securities and 0.8% and 1.0%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.
21

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021:
Preferred stocks	$20,048	$1,017	$(29)	$21,036

Common stocks, unaffiliated	$425,362	$332,783	$(8,916)	$749,229
Common stocks, mutual funds	229,995	30,775	(445)	260,325
Common stocks, subsidiaries	3,498,897	1,182,075	(155,128)	4,525,844
	$4,154,254	$1,545,633	$(164,489)	$5,535,398

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020:
Preferred stocks	$19,271	$1,914	$(434)	$20,751

Common stocks, unaffiliated	$333,714	$182,395	$(7,473)	$508,636
Common stocks, mutual funds	141,597	13,381	(726)	154,252
Common stocks, subsidiaries	3,043,359	882,226	(142,840)	3,782,745
	$3,518,670	$1,078,002	$(151,039)	$4,445,633
22

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(13)	$439	$(10)	$325
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	(808)	17,696	—	—
Corporate securities	(5,344)	169,484	(284)	5,585
Commercial mortgage-backed securities(1)	(377)	28,862	(24)	1,106
Residential mortgage-backed securities(1)	(19)	2,080	(42)	975
Asset-backed securities(1)	(269)	19,088	—	—
Total	$(6,830)	$237,649	$(360)	$7,991

Preferred stocks	$(29)	$837	$—	$—

Common stocks, unaffiliated	$(8,916)	$64,389	$—	$—
Common stocks, mutual funds	(445)	28,495	—	—
Total	$(9,361)	$92,884	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.
23

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(1,174)	40,620	(892)	8,221
Commercial mortgage-backed securities(1)	(19)	3,279	—	—
Residential mortgage-backed securities(1)	(14)	821	(24)	619
Asset-backed securities(1)	(33)	5,376	(88)	23,112
Total	$(1,240)	$50,096	$(1,004)	$31,952

Preferred stocks	$(434)	$1,945	$—	$—

Common stocks, unaffiliated	$(7,473)	$41,708	$—	$—
Common stocks, mutual funds	(726)	34,212	—	—
Total	$(8,199)	$75,920	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2021 and 2020, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.
The aggregated unrealized loss is approximately 4.7% and 6.4% of the carrying value of securities considered temporarily impaired at December 31, 2021 and 2020, respectively. At December 31, 2021, there were a total of 105 securities held that are considered temporarily impaired, 8 of which have been impaired for 12 months or longer. At December 31, 2020, there were a total of 76 securities held that were considered temporarily impaired, 9 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $3.0 million, $4.8 million and $17.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.
The Company had no loan-backed securities held at December 31, 2021, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2021, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities.

The Company had no OTTI on loan-backed securities for the year ended December 31, 2021, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
24

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2021, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$23,339	$23,410
After one through five	210,256	236,354
After five through ten	571,827	693,289
After ten	1,772,405	2,158,453
Mortgage-backed securities/asset-backed securities	294,595	323,610
Total	$2,872,422	$3,435,116
The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from sales of investments in debt securities during 2021, 2020 and 2019 were $33.6 million, $114.5 million, and $63.4 million; gross gains of $1.0 million, $2.5 million, and $1.5 million and gross losses of $0.0 million, $0.4 million, and $0.3 million were realized on these sales in 2021, 2020 and 2019, respectively.
Proceeds from the sales of investments in equity securities during 2021, 2020 and 2019 were $284.5 million, $655.6 million, and $476.7 million; gross gains of $45.3 million, $154.6 million, and $42.2 million and gross losses of $4.1 million, $84.4 million, and $30.2 million were realized on these sales in 2021, 2020 and 2019, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2021	2020	2019
	(In Thousands)
Realized capital gains (losses)	$(78,811)	$25,075	$6,135
Less amount transferred to IMR (net of related taxes (benefits) of $248 in 2021, $3,097 in 2020, and $1,658 in 2019)	932	11,649	6,009
Less federal income tax expense (benefit) of realized capital gains (losses)	(4,798)	4,556	(2,103)
Net realized capital gains (losses)	$(74,945)	$8,870	$2,229
25

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Net investment income was generated from the following for the years ended December 31:

	2021	2020	2019
	(In Thousands)
Debt securities	$158,760	$144,132	$148,923
Equity securities	32,007	24,798	30,807
Mortgage loans	2,363	6,281	2,716
Real estate	12,377	10,514	13,175
Policy loans	11,067	11,546	11,827
Cash, cash equivalents and short-term investments	688	357	2,148
Other invested assets	390,541	181,415	318,696
Other	(785)	605	1,106
Gross investment income	607,018	379,648	529,398
Investment expenses	64,303	46,652	50,294
Net investment income	$542,715	$332,996	$479,104
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2021, 78.7% of such mortgages, or $44.8 million, involved properties located in Ohio, Washington, and South Carolina. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $21.2 million. During 2021, there were no loans issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2021, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company entered into an equity hedge program designed to hedge the market value risks associated with the broad equity market. Hedging this risk reduces the economic sensitivity to price declines. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The options are not designated as a hedge for accounting purposes and are carried at fair value on the balance sheet with changes in fair value recorded in surplus. The related gains and losses from terminations or expirations are recorded in realized capital gains and losses. The change in fair value was $50.6 million, $(0.7) million, and $(49.8) million for the years ended December 31, 2021, 2020, and 2019, respectively. The net gain/(loss) recognized through net income within realized gains and losses was $(97.2) million,$(58.8) million, and $0.0 million for the years ended December 31, 2021, 2020, and 2019, respectively. The Company closed the hedge in the first quarter of 2021.
The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2021 and 2020, $0.0 million and $34.2 million, respectively, of cash collateral has been posted by the Company.
26

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2021	2020
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$107	$4,401
Gross amounts offset	—	—
Net amount of assets	$107	$4,401

Derivative liabilities:
Gross amount of recognized liabilities	$—	$(41,108)
Gross amounts offset	—	—
Net amount of liabilities	$—	$(41,108)

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are preferred stock, NAIC 6 rated bonds, collateralized loan obligations (CLO) residual tranche, options, and stock warrants. The fair value
27

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs. Also included in Level 3 assets and liabilities are common and preferred stocks being priced by utilizing recent financing for similar securities.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Investments utilizing NAV consist mainly of equity interest in limited partnerships and limited liabilities in the separate account. These investments contain fixed income, common stock, and real estate characteristics. The interests in these partnerships can be sold or transferred with prior consent from the general partner. The average remaining life of the investments is 18 years. The Company's unfunded commitment for these investments is $43.6 million. In addition, a collective trust in the separate account utilizing NAV is primarily investing in domestic fixed income securities. Shares in the trust can be redeemed at their net asset value. The NAV for this investment is $11.88. The Company does not intend to sell any investments utilizing NAV.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
28

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of equity securities included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures and CLO residual tranches for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Derivative Instruments
The fair values of free-standing derivative instruments, primarily options and stock warrants, are determined through the use of third-party pricing services or models utilizing market observable inputs.
29

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Cash Collateral Receivable
The receivable represents the obligation to return cash collateral the Company has posted relating to derivative instruments. The fair value is based upon the stated amount.
Assets Held in Separate Accounts
Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account. The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

30

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2021
Assets:
Bonds, exchange traded funds	$5,994	$5,994	$—	$—	$—
Common stocks, unaffiliated	749,229	724,931	—	21,416	2,882
Common stocks, mutual funds	260,325	260,325	—	—	—
Preferred stocks	21,036	—	16,809	4,227	—
Other invested assets, CLO residual tranche	37,091	—	37,091	—	—
Derivative assets	107	—	107	—	—
Separate account assets	1,284,662	863,058	126,955	—	294,649
Total assets	$2,358,444	$1,854,308	$180,962	$25,643	$297,531

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2020
Assets:
Bonds, industrial and misc.	$641	$—	$641	$—	$—
Bonds, exchange traded funds	6,288	6,288	—	—	—
Common stocks, unaffiliated	508,636	505,760	—	—	2,876
Common stocks, mutual funds	154,252	154,252	—	—	—
Preferred stocks	511	—	365	146	—
Derivative assets	4,401	—	4,401	—	—
Separate account assets	1,197,356	754,464	140,685	21,296	280,911
Total assets	$1,872,085	$1,420,764	$146,092	$21,442	$283,787

Liabilities:
Derivative liabilities	$(41,108)	$—	$(41,108)	$—

31

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021 are as follows:

	Beginning Asset/(Liability) as of January 1, 2021	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3	Ending Asset/ (Liability) as of December 31, 2021
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$3,807	$11,422	$—	$6,187	$—	$—	$21,416
Preferred stocks	146	(354)	423	—	2,999	1,013	—	4,227
Separate account assets	21,296	—	—	(5,970)	(15,326)	—	—	—
Total assets	$21,442	$3,453	$11,845	$(5,970)	$(6,140)	$1,013	$—	$25,643

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
** Transfers into Level 3 are due to perpetual preferred stocks being carried at fair value and not on the basis of designation.
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$13,326	$—	$(7,139)	$—	$6,187
Preferred stocks	2,999	—	—	—	2,999
Separate account assets	—	—	(15,326)	—	(15,326)
Total assets	$16,325	$—	$(22,465)	$—	$(6,140)

32

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020, is as follows:

	Beginning Asset/(Liability )as of January 1, 2020	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3**	Ending Asset/ (Liability) as of December 31, 2020
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Preferred stocks	$—	$—	$(8)	$—	$8	$146	$—	$146
Separate account assets	19,844	—	—	1,452	—	—	—	21,296
Total assets	$19,844	$—	$(8)	$1,452	$8	$146	$—	$21,442

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
** Transfers into and out of Level 3 are due to changes resulting from the application of the lower of amortized cost or fair value rules based on the security's NAIC rating
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Preferred stocks	$8	$—	$—	$—	$8
Separate account assets	—	—	—	—	—
Total Assets	$8	$—	$—	$—	$8

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2021 and 2020.

33

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2021
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,872,422	$3,435,116	$22,763	$3,411,353	$1,000	$—
Common stock:
Unaffiliated	749,229	749,229	724,931	—	21,416	2,882
Mutual funds	260,325	260,325	260,325	—	—	—
Preferred stock	21,036	21,036	—	16,809	4,227	—
Mortgage loans	56,947	60,477	—	—	60,477	—
Cash, cash equivalents and short-term investments	358,026	358,111	358,111	—	—	—
Other invested assets:
Surplus notes	33,881	45,117	—	45,117	—	—
CLO residual tranche	37,091	37,091	—	37,091	—	—
Securities lending reinvested collateral assets	33,628	33,628	33,628	—	—	—
Derivative assets	107	107	—	107	—	—
Separate account assets	1,284,662	1,284,662	863,058	126,955	—	294,649

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(3,503)	$(3,710)	$—	$—	$(3,710)	$—
Securities lending liability	(62,436)	(62,436)	—	(62,436)	—	—
34

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	December 31, 2020
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,762,637	$3,487,847	$24,822	$3,461,840	$1,185	$—
Common stock:
Unaffiliated	508,636	508,636	505,760	—	—	2,876
Mutual funds	154,252	154,252	154,252	—	—	—
Preferred stock	18,886	20,751	—	19,593	1,158	—
Mortgage loans	57,917	60,387	—	—	60,387	—
Cash, cash equivalents and short-term investments	326,127	326,077	326,077	—	—	—
Other invested assets, surplus notes	33,914	47,116	—	47,116	—	—
Securities lending reinvested collateral assets	42,791	42,791	42,791	—	—	—
Derivative assets	4,401	4,401	—	4,401	—
Cash collateral receivable	34,220	34,220	—	34,220	—	—
Separate account assets	1,197,356	1,197,356	754,464	140,685	21,296	280,911

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(3,729)	$(4,065)	$—	$—	$(4,065)	$—
Derivative liabilities	(41,108)	(41,108)	—	(41,108)	—
Securities lending liability	(67,547)	(67,547)	—	(67,547)	—	—

35

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

4. Related-Party Transactions
The Company owns a 100% interest in Integrity and WSLAC, whose carrying values based on underlying statutory surplus at December 31, 2021, are $1.5 billion and $1.5 billion, respectively. The accounting policies of Integrity and WSLAC are the same as those of the Company described in Note 1. The summary financial data for Integrity and WSLAC follows:

	2021	2020
	(In Thousands)
Integrity:
Admitted Assets	$9,956,305	$9,814,722
Liabilities	8,474,871	8,512,424
Statutory Surplus	$1,481,434	$1,302,298
Net Income	$51,418	$86,341

WSLAC:
Admitted Assets	$19,537,565	$17,043,484
Liabilities	17,998,269	15,846,683
Statutory Surplus	$1,539,296	$1,196,801
Net Income	$118,421	$82,260

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to subsidiaries in the amount of $39.0 million, $14.9 million, and $23.8 million in 2021, 2020 and 2019, respectively. The principal balance of the mortgage financing arrangements with subsidiaries was $266.7 million and $297.7 million at December 31, 2021 and 2020, respectively.

36

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

At December 31, 2021 and 2020, the Company had $113.7 million and $103.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the company.
At December 31, 2021 and 2020, the Company had $650.3 million and $560.2 million respectively, invested in various private equity and private debt funds managed by Fort Washington Investment Advisors, Inc., an indirect subsidiary of the Company.
At December 31, 2021 and 2020, the Company had $1,035.5 million and $888.6 million respectively, invested in WS Real Estate Holdings, LLC, which is a holding company managed by Eagle Realty Group, LLC, an indirect subsidiary of the Company.
In December 2021, the company paid a $250.0 million capital contribution to its subsidiary, WSLAC. The contribution was in the form of cash.
In November 2021, the Company paid a $50.0 million ordinary dividend to its parent, WSFG. The dividend was in the form of cash.
In March 2021, the Company paid a $100.0 million capital contribution to its subsidiary, Columbus Life. The contribution was in the form of cash.
In December 2020, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life. The contribution was in the form of cash.
In September 2020, the Company entered into a Pension Risk Transfer agreement with its subsidiary, WSLAC. Refer to Note 10 for more detail.
In November 2019, the Company paid a $93.9 million capital contribution to its subsidiary, Gerber Life. The contribution was in the form of common stock.
In November 2019, the Company paid a $30.0 million capital contribution to its subsidiary, Columbus Life. The contribution was in the form of common stock.
In February 2019, the Company paid a $100.0 million capital contribution to its subsidiary, Gerber Life. The contribution was in the form of $99.8 million in bonds and $0.2 million in cash.
The Company issued a short-term loan to its parent, WSFG, as of January 23, 2019, for $260.0 million. This note had a maturity date of March 24, 2019, and bore interest at a rate of 2.68%, compounding monthly. The principal of the loan was forgiven by the Company as of March 7, 2019, and was accounted for as an ordinary dividend from the Company to WSFG. The accrued interest of $0.8 million was paid by WSFG to the Company on March 7, 2019.
The Company had $43.0 million and $29.7 million receivable from parent, subsidiaries and affiliates as of December 31, 2021 and 2020, respectively. The Company had $38.7 million payable to parent, subsidiaries and affiliates as of December 31, 2021. The Company did not have any amount payable to
37

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

parent, subsidiaries and affiliates as of December 31, 2020. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $460.0 million and $478.1 million at December 31, 2021 and 2020, respectively.
In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $0.9 million and $0.8 million at December 31, 2021 and 2020, respectively.
Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2021	2020	2019
	(In Thousands)

Direct premiums	$225,660	$231,552	$237,084
Assumed premiums:
Affiliates	1,203	1,285	1,111
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,517)	(6,605)	(6,422)
Net premiums	$220,346	$226,232	$231,773
38

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The Company’s ceded reinsurance arrangements impacted certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2021	2020	2019
	(In Thousands)
Policy and contract claims:
Affiliates	$—	$—	$—
Nonaffiliates	4,696	4,856	2,936
Policy and contract liabilities:
Affiliates	460,048	478,114	468,882
Nonaffiliates	28,786	26,517	50,472
Amounts recoverable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	303	126	227
In 2021, 2020 and 2019, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2021, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2021, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2021, if all reinsurance agreements were cancelled.

6. Federal Income Taxes
The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $4.0 million and $32.1 million at December 31, 2021 and 2020, respectively. The tax years 2014 through 2020 remain subject to examination by major tax jurisdictions.
39

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2021, in the event of future capital losses is $61.2 million, $0.0 million, and $3.8 million from 2021, 2020 and 2019, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2021
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$269,180	$8,236	$277,416
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	269,180	8,236	277,416
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	269,180	8,236	277,416
(f)	Deferred tax liabilities	192,438	73,194	265,632
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$76,742	$(64,958)	$11,784

		12/31/2020
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$260,350	$9,142	$269,492
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	260,350	9,142	269,492
(d)	Deferred tax assets nonadmitted	30,028	—	30,028
(e)	Subtotal net admitted deferred tax assets (c - d)	230,322	9,142	239,464
(f)	Deferred tax liabilities	120,664	32,226	152,890
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$109,658	$(23,084)	$86,574

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$8,830	$(906)	$7,924
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	8,830	(906)	7,924
(d)	Deferred tax assets nonadmitted	(30,028)	—	(30,028)
(e)	Subtotal net admitted deferred tax assets (c - d)	38,858	(906)	37,952
(f)	Deferred tax liabilities	71,774	40,968	112,742
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(32,916)	$(41,874)	$(74,790)
40

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		12/31/2021
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,963	$1,963
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	9,821	—	9,821
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	9,821	—	9,821
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	941,551
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	259,359	6,273	265,632
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$269,180	$8,236	$277,416

		12/31/2020
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$9,142	$9,142
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	77,432	—	77,432
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	77,432	—	77,432
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	730,625
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	152,890	—	152,890
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$230,322	$9,142	$239,464
41

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$(7,179)	$(7,179)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	(67,611)	—	(67,611)
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(67,611)	—	(67,611)
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	210,926
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	106,469	6,273	112,742
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$38,858	$(906)	$37,952

	2021	2020

Ratio percentage used to determine recovery period and threshold limitation amount	958%	912%

		12/31/2021
		(1)	(2)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$269,180	$8,236
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	0.71%
(c)	Net admitted adjusted gross DTAs amount	$269,180	$8,236
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	0.71%

		12/31/2020
		(3)	(4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$260,350	$9,142
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	15.46%	3.39%
(c)	Net admitted adjusted gross DTAs amount	$230,322	$9,142
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	17.39%	3.82%
42

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		Change
		(5)	(6)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)

(a)	Adjusted gross DTAs amount	$8,830	$(906)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	(15.46)%	(2.68)%
(c)	Net admitted adjusted gross DTAs amount	$38,858	$(906)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	(17.39)%	(3.11)%
The Company's tax planning strategies include the use of reinsurance.
Current income taxes incurred consist of the following major components:

			12/31/2021	12/31/2020	12/31/2019
			(In Thousands)
(1)	Current income tax
	(a)	Federal	$30,114	$(21,594)	$25,236
	(b)	Foreign	199	249	287
	(c)	Subtotal	30,313	(21,345)	25,523
	(d)	Federal income tax on net capital gains	(4,798)	4,556	(2,103)
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$25,515	$(16,789)	$23,420
43

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2021	12/31/2020	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	59,306	55,662	3,644
		(4) Investments	32,310	34,704	(2,394)
		(5) Deferred acquisition costs	18,607	18,160	447
		(6) Policyholder dividends accrual	6,853	7,693	(840)
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	101,026	113,404	(12,378)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	30,693	26,307	4,386
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	20,385	4,420	15,965
		(99) Subtotal	269,180	260,350	8,830
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	—	30,028	(30,028)
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	269,180	230,322	38,858
	(e)	Capital
		(1) Investments	8,236	9,142	(906)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	8,236	9,142	(906)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	8,236	9,142	(906)
	(i)	Admitted deferred tax assets (2d + 2h)	$277,416	$239,464	$37,952
44

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2021	12/31/2020	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$181,504	$109,136	$72,368
		(2) Fixed assets	625	372	253
		(3) Deferred and uncollected premium	7,878	8,057	(179)
		(4) Policyholder reserves	2,431	3,099	(668)
		(5) Other	—		—
		(99) Subtotal	192,438	120,664	71,774
	(b)	Capital
		(1) Investments	73,194	32,226	40,968
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	73,194	32,226	40,968
	(c)	Deferred tax liabilities (3a99 + 3b99)	265,632	152,890	112,742
(4)	Net deferred tax assets/liabilities (2i - 3c)		$11,784	$86,574	$(74,790)
Among the more significant book-to-tax adjustments were the following:

	12/31/2021	Effective Tax Rate	12/31/2020	Effective Tax Rate	12/31/2019	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)

Provision computed at statutory rate	$26,273	21.00%	$20,039	21.00%	$39,544	21.00%
Dividends received deduction	(2,613)	(2.09)	(1,062)	(1.11)	(1,879)	(1.00)
Tax credits	(1,227)	(0.98)	(1,447)	(1.52)	(2,832)	(1.50)
Other invested assets and nonadmitted change	(19,292)	(15.42)	2,403	2.52	125,349	66.57
Other	(7,857)	(6.28)	(10,065)	(10.54)	(5,385)	(2.86)
Total statutory income taxes	$(4,716)	(3.77)%	$9,868	10.35%	$154,797	82.21%

Federal and foreign taxes incurred	$25,515	20.39%	$(16,789)	(17.59)%	$23,420	12.44%
Change in net deferred income taxes	(30,231)	(24.16)	26,657	27.94	131,377	69.77
Total statutory income taxes	$(4,716)	(3.77)%	$9,868	10.35%	$154,797	82.21%
At December 31, 2021, the Company had $0.0 million of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 million of deferred tax liabilities that are not recognized.

45

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2021 and 2020, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $675.6 million by the end of 2022 without seeking prior regulatory approval based on capital and surplus of $6,756.1 million at December 31, 2021.
The Company currently has the following outstanding surplus notes:

	2021	2020
	(In Thousands)
2019 Notes, 5.15% interest rate, due 2049	$497,690	$497,604
2021 Notes, 3.75% interest rate, due 2061	$497,664	$—
Total carrying value of surplus notes	$995,354	$497,604

On January 23, 2019, the Company issued $500.0 million in surplus notes (the “2019 Notes”) due January 15, 2049, at a discount of $2.6 million. The entire balance was received in cash, none of which came from related parties. Interest on the 2019 Notes is fixed at 5.15% and payable semiannually on January 15 and July 15 of each year. The 2019 Notes and are administered by The Bank of New York Mellon. Subject to the approval of the Ohio Director of Insurance (the “Director”), the Company has the option to redeem the 2019 Notes (i) in whole within 90 days after the occurrence of a “Tax Event” where the Company receives an opinion of tax counsel that there is a more than insubstantial risk that interest payable on the 2019 Notes is not deductible by the Company, at a redemption price equal to the principal amount of the 2019 Notes to be redeemed (the ‘‘Par Value Redemption Price’’), (ii) in whole or in part, on or after January 23, 2024 but prior to July 15, 2048, at a redemption price equal to the greater of (a) the Par Value Redemption Price or (b) the sum of the present value of the remaining scheduled principal and interest payments on the 2019 Notes from the redemption date to July 15, 2048, discounted to the redemption date on a semi-annual basis at an adjusted treasury rate plus 35 basis points or (iii) in whole or in part, on or after July 15, 2048, at the Par Value Redemption Price, plus, in each case of (i), (ii) and (iii), accrued and unpaid interest payments on the 2019 Notes to be redeemed to the redemption date.
On April 28, 2021, the Company issued $500.0 million in surplus notes (the “2021 Notes”) due April 28, 2061 at a discount of $2.4 million. The entire balance was received in cash, none of which came from related parties. Interest on the 2021 Notes is fixed at 3.75% and payable semiannually on April 28 and October 28 of each year. The 2021 Notes are administered by The Bank of New York Mellon. Subject to the approval of the Director, the Company has the option to redeem the 2021 Notes (i) in whole within 90 days after the occurrence of a “Tax Event” where the Company receives an opinion of tax counsel that there is a more than insubstantial risk that interest payable on the 2021 Notes is not deductible by the Company, at a redemption price equal to the principal amount of the 2021 Notes to be redeemed (the ‘‘Par
46

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Value Redemption Price’’), (ii) in whole or in part, prior to October 28, 2060, at a redemption price equal to the greater of (a) the Par Value Redemption Price or (b) the sum of the present value of the remaining scheduled principal and interest payments on the 2021 Notes from the redemption date to October 28, 2060, discounted to the redemption date on a semi-annual basis at an adjusted treasury rate plus 25 basis points or (iii) in whole or in part, on or after October 28, 2060, at the Par Value Redemption Price, plus, in each case of (i), (ii) and (iii), accrued and unpaid interest payments on the 2021 Notes to be redeemed to the redemption date.
The 2019 Notes and 2021 Notes (collectively the “Notes”) do not have payments that are contractually linked nor are any of the payments subject to administrative offsetting provisions. Additionally, proceeds from the Notes were not used to purchase an asset directly from the holders. The Notes were issued pursuant to Rule 144A as defined by the Securities Act of 1933. The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and “prior claims” (those claims referred to in classes 1 through 7 of Section 3903.42 of the Ohio Revised Code) against the Company. Under Ohio insurance laws, the Notes are not part of the legal liabilities of the Company. Each payment of principal of, interest on or redemption price with respect to the Notes, may be made only with the prior approval of the Director, and only out of surplus earnings.
Interest expense of $35.1 million and $25.8 million was recognized from the Notes in 2021 and 2020, respectively. Life-to-date interest expense recognized December 31, 2021, was $86.1 million. There has been no principal paid as of December 31, 2021. As of December 31, 2021, there was unapproved interest of $3.2 million related to 2021 that will come due in 2022. In the event the Company was subject to a liquidation event, the Notes would have preference over the common shareholders. No affiliates of the Company hold any of the Notes. As of the closing, Guggenheim Partners was the only holder of more than 10% of the outstanding Notes on record at the Depository Trust Company.

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2021, the Company does not have any material lease agreements as a lessee for office space or equipment.
At December 31, 2021, the Company has future commitments to provide additional capital contributions of $650.0 million to investments in joint ventures, limited partnerships and limited liability companies.
The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: WSLAC, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National and The Lafayette Life Insurance Company (Lafayette Life), an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of
47

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.
The Company has guaranteed two mortgage loans in which the borrower is an affiliated limited liability company involved in development of real estate. These guarantees have a maximum exposure to the Company of $26.0 million for Canal Senate Apartments, LLC, and $13.8 million for 506 Phelps Holdings, LLC, in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at December 31, 2021, was approximately $50.0 million and $30.9 million, respectively. These loans mature in August 2022 and February 2024, respectively.

48

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

9. Life and Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2021, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$70,876	$—	$—	$70,876	96.2%
Not subject to discretionary withdrawal	2,799	—	—	2,799	3.8
Total individual annuity reserves (before reinsurance)	73,675	—	—	73,675	100.0%
Reinsurance ceded	68,352	—	—	68,352
Net individual annuity reserves	$5,323	$—	$—	$5,323

Group Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Not subject to discretionary withdrawal	$2,613	$—	$1,284,221	$1,286,834	100.0%
Total group annuity reserves (before reinsurance)	2,613	—	1,284,221	1,286,834	100.0%
Reinsurance ceded	2,613	—	—	2,613
Net group annuity reserves	$—	$—	$1,284,221	$1,284,221

Deposit-type contracts (no life contingencies)	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$212,109	$—	$—	$212,109	100.0%
Not subject to discretionary withdrawal	—	—	—	—	—
Total deposit-type contract liability (before reinsurance)	212,109	—	—	212,109	100.0%
Reinsurance ceded	22,741	—	—	22,741
Total deposit-type contract liability	$189,368	$—	$—	$189,368
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely
49

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
At December 31, 2021, the Company's general and separate account life insurance account values, cash value, and reserves for policies subject to discretionary withdrawal, not subject to discretionary withdrawal, or with no cash value are summarized as follows:

	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	—	—	—	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	2,724,073	3,095,115	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	—	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	—	XXX	XXX	—
Accidental death benefits	XXX	XXX	3,464	XXX	XXX	—
Disability - active lives	XXX	XXX	4,588	XXX	XXX	—
Disability - disabled lives	XXX	XXX	20,433	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total life reserves (before reinsurance)	—	2,724,073	3,123,600	—	—	—
Reinsurance Ceded	—	—	367,045	—	—	—
Net life reserves	$—	$2,724,073	$2,756,555	$—	$—	$—

10. Employee Retirement Benefits
The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.
50

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The Company uses a December 31 measurement date for all plans.
A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2021	2020	2021	2020
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,208,854	$1,110,682	$161,650	$166,887
Service cost	35,815	29,439	248	286
Interest cost	25,031	32,478	2,927	4,344
Contribution by plan participants	—	—	4,524	4,871
Actuarial (gain) loss	(9,487)	125,954	(4,102)	(2,710)
Benefits paid	(52,050)	(51,000)	(11,160)	(12,028)
Plan amendments	—	—	—	—
Settlements	—	(38,699)	—	—
Benefit obligation at end of year	$1,208,163	$1,208,854	$154,087	$161,650

Change in plan assets:
Fair value of plan assets at beginning of year	$1,172,208	$1,087,146	$—	$—
Actual return on plan assets	164,063	174,761	—	—
Employer contribution	—	—	6,636	7,157
Plan participants’ contributions	—	—	4,524	4,871
Benefits paid	(52,050)	(51,000)	(11,160)	(12,028)
Settlements	—	(38,699)	—	—
Fair value of plan assets at end of year	$1,284,221	$1,172,208	$—	$—

	Pension Benefits		Postretirement Medical
	2021	2020	2021	2020
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$76,058	$(36,646)	$(154,087)	$(161,650)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$76,058	$(36,646)	$(154,087)	$(161,650)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$1,085,849	$1,102,467	$154,087	$161,650

*Nonadmitted if overfunded
51

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	Pension Benefits
	2021	2020	2019
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$35,815	$29,439	$23,989
Interest cost	25,031	32,478	38,479
Expected return on plan assets	(83,066)	(76,904)	(68,093)
Amount of recognized gains and losses	22,281	22,085	25,564
Amount of prior service cost recognized	(579)	(4,625)	(4,625)
Total net periodic benefit cost (benefit)	$(518)	$2,473	$15,314

	Postretirement Medical
	2021	2020	2019
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$248	$286	$308
Interest cost	2,927	4,344	6,044
Amount of recognized gains and losses	(1,838)	(3,387)	(3,841)
Amount of prior service cost recognized	(1,392)	(1,392)	(1,392)
Total net periodic benefit cost (benefit)	$(55)	$(149)	$1,119

	Pension Benefits		Postretirement Medical
	2021	2020	2021	2020
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$354,426	$343,789	$(27,454)	$(29,522)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—
Net prior service cost or credit recognized	578	4,625	1,392	1,392
Net gain and loss arising during the period	(90,484)	28,097	(4,102)	(2,711)
Net gain and loss recognized	(22,282)	(22,085)	1,838	3,387
Items not yet recognized as a component of net periodic cost - current year	$242,238	$354,426	$(28,326)	$(27,454)
52

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2021	2020	2021	2020

Discount rate	2.80%	3.44%	2.60%	3.31%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.25%	7.25%	N/A	N/A

Assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2021	2020	2021	2020

Discount rate	3.00%	2.80%	2.88%	2.60%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
The Company had a non-admitted pension asset of $76.1 million at December 31, 2021 and a pension liability of $36.6 million at December 31, 2020.
The Company utilizes a full yield curve approach in the estimation of liabilities, service cost, and interest cost for pension and postretirement benefits by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was increased from 2.8% at December 31, 2020, to 3.00% at December 31, 2021. This resulted in a $23.5 million decrease in the pension benefit obligation in 2021. The discount rate was decreased from 3.44% at December 31, 2019, to 2.8% at December 31, 2020. This resulted in a $114.0 million increase in the pension benefit obligation in 2020.
The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.
53

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The asset allocation for the defined benefit pension plan at the end of 2021 and 2020, and the target allocation for 2021 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2021	2021	2020
Asset category:
Equity securities	55%	65%	64%
Fixed income securities	15	10	12
Short-term investments	5	—	—
Other	25	25	24
Total	100%	100%	100%
The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs. Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.
54

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Debt Securities
The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.
Mutual Funds
The fair values of mutual funds have been determined utilizing the net asset values of the funds.
Private Equity and Fixed Income Funds
The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.
Other Assets
Other assets primarily include securities lending reinvested collateral and cash equivalents. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices. The fair value of the cash equivalents are based on quoted market prices.

55

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2*	Level 3
	(In Thousands)
At December 31, 2021:
Debt securities:
Debt securities issued by states of the U.S. and political subdivisions of the states	$3,019	$—	$3,019	$—
Corporate securities	114,667	—	114,667	—
Residential mortgage-backed securities	1,041	—	1,041	—
Asset-backed securities	2,852	—	2,852	—
Equity securities:
Common equity	659,769	611,743	48,026	—
Mutual funds	174,122	174,122	—	—
Other invested assets:
Private equity and fixed income funds	239,447	—	239,447	—
Surplus notes	3,827	—	3,827	—
Real estate	7,177	—	7,177	—
Other assets	78,741	77,193	1,548	—
Total plan assets	$1,284,662	$863,058	$421,604	$—
* Includes investments using net asset value (NAV) as a practical expedient.

56

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1		Level 2*	Level 3
	(In Thousands)
At December 31, 2020:
Debt securities:
Debt securities issued by states of the U.S. and political subdivisions of the states	$2,973	$—		$2,973	$—
Corporate securities	119,940	—		119,940	—
Residential mortgage-backed securities	1,597	—		1,597	—
Asset-backed securities	10,523	—		10,523	—
Equity securities:
Common equity	519,209	470,415		48,794	—
Mutual funds	235,822	235,822		—	—
Other invested assets:
Private equity and fixed income funds	232,117	—		232,117	—
Surplus notes	4,096	—		4,096	—
Real estate	21,296	—		—	21,296
Other assets	49,783	48,227	`	1,556	—
Total plan assets	$1,197,356	$754,464		$421,596	$21,296
* Includes investments using net asset value (NAV) as a practical expedient.
For measurement purposes of the postretirement benefit obligation at December 31, 2021, a 5.35 percent annual rate of increase in the per capita cost of covered health care benefits is assumed for 2022. The rate was assumed to decrease gradually to 4.75 percent for 2030 and remain at that level thereafter.
At December 31, 2021, the assets of the Company’s pension include approximately $106.5 million invested in the Touchstone Family of Funds, which are administered by the Company, and $229.1 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. At December 31, 2020, the assets of the Company’s pension include approximately $148.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $213.9 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc.
57

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

As of December 31, 2021, future benefit payments for the pension plan are expected as follows (in millions):

2022	$54.8
2023	55.6
2024	56.4
2025	57.2
2026	57.9
Five years thereafter	305.2

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2022	$9.6
2023	9.5
2024	9.2
2025	9.0
2026	8.8
Five years thereafter	41.9
The Company did not make any contributions to the pension plan in 2021 and 2020. The Company does not anticipate a required contribution to the pension plan during 2022.
In 2020, the Company entered into a group annuity contract with WSLAC to transfer risk and administration costs associated with their pension benefit obligations. This reduced plan assets and the pension benefit obligation by $38.7 million. Future changes in plan assets and obligations will no longer reflect the participants included in the transfer.
The Company made contributions to the postretirement medical plan of $6.6 million in 2021 and expects to contribute $88.0 million between 2022 and 2031, inclusive. The Company received no subsidies in 2021. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.
The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $4.8 million, $6.8 million, and $6.2 million for 2021, 2020 and 2019, respectively.
58

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

11. Premium and Annuity Considerations Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2021, were as follows:

	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$3,666	$183
Ordinary renewal	66,486	46,983
Accident and health renewal	354	289
Assumed investment type-contracts	405	405
Total	$70,911	$47,860

59

PART C - Other Information
Item 27. Exhibits
The following exhibits are filed herewith or incorporated by reference as indicated:
(a)    Board of Directors Resolution. Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.
(b)    Custodian Agreements. Not Applicable
(c) Underwriting Contracts.
a.    Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
(d) Contracts
a.    Form of owner driven variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.
b.    Form of death benefit rider. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.
c.    Form of endorsement to guaranteed lifetime withdrawal benefit rider effective May 1, 2014. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 28, 2015.
d.    Form of individual guaranteed lifetime withdrawal benefit rider. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.
e.    Form of spousal guaranteed lifetime withdrawal benefit rider. Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.
f.    Form of traditional and SEP IRA endorsement. Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.
(e) Applications
a.    Form of Application for Owner Driven Contract. Incorporated by reference to Exhibit 99.5(A) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.
b.    Form of New York Application for Owner Driven Contract. Incorporated by reference to Exhibit 99.5(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.
(f) Depositor’s Certificate of Incorporation and By-Laws
a.    Charter of Incorporation of National Integrity and Certificate of Amendment. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
b.    By-Laws of National Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
c.    Certificate of Amendment of the Charter of National Integrity Life Insurance Company, effective December 16, 2013. Incorporated by reference to Exhibit 99.6(C) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
1

(g)     Reinsurance Contracts. Not applicable
(h) Participation Agreements.
a.    Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
b.    Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
c.    Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
d.    Voting Agreement between National Integrity and The Vanguard Group, Inc. effective December 1, 2010. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.
e.    Voting Agreement between National Integrity and BlackRock, Inc. effective December 1, 2010. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.
f.    Access Agreement between National Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.
g.    ETFxChange Authorization between National Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.
h.    Amendment 2 to Access Agreement and ETFxChange Authorization between Integrity and Mid Atlantic Trust Company effective February 2, 2015. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 28, 2015.
i.    Custodial Agreement between National Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.
(i) Administrative Contracts. Not Applicable.
(j) Other Material Contracts.
a. Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
b.    Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

(k)    Legal Opinion. Opinion and Consent of Bryan J. Kreyling, Esq. as to the legality of the securities registered, filed herewith.
(l) Other Opinions. Consent of Independent Registered Public Accounting Firm, filed herewith.
(m)     Omitted Financial Statements. Not applicable.
(n)    Initial Capital Agreements. Not Applicable.
(o)    Form of Initial Summary Prospectuses. Not Applicable.
2

(p)    Other Exhibits.
(1)    Powers of Attorney of members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically James N. Clark, Jo Ann Davidson, Robert B. Truitt, and Thomas L. Williams, each dated April 16, 2019. Incorporated by reference to Exhibit 99.13 to Registrant's Post-Effective Amendment No. 10 to registration statement on Form N-4 (File No. 333-167372), filed April 26, 2019.
(2)    Guaranty from WSLIC to the policy holders of National Integrity. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
Item 28. Directors and Officers of the Depositor
The names, positions and principal business addresses* of the directors and officers of the Depositor are as follows:
Directors:
John F. Barrett    Director, Chairman of the Board
Jill T. McGruder    Director, President and Chief Executive Officer
Jonathan D. Niemeyer    Director
Donald J. Wuebbling    Director
Daniel J. Downing    Director, Senior Vice President
Cameron F. MacRae III1    Director
Newton Phelps Stokes Merrill2    Director
George R. Bunn Jr.3    Director

Officers:
John F. Barrett    Director, Chairman of the Board
Jill T. McGruder    Director, President and Chief Executive Officer
Ayana Gordon Edward J. Babbitt    Secretary
Brendan M. White    Senior Vice President and Co-Chief Investment Officer
James J. Fitzgerald    Senior Vice President and Chief Information Officer
Kevin L. Howard    Senior Vice President and General Counsel
Mark E. Caner    Senior Vice President
Daniel J. Downing    Senior Vice President
Lisa B. Fangman    Senior Vice President
David T. Henderson    Senior Vice President and Chief Risk Officer
Bradley J. Hunkler    Senior Vice President, Chief Actuary, Risk and Data Officer
James J. Vance    Senior Vice President and Co-Chief Investment Officer
Wade M. Fugate    Vice President and Controller
Mark D. Hutchinson    Vice President
Ryan K. Richey    Vice President
Jacob Steuber    Vice President
Rodrick L. Snyder    Vice President and Chief Audit Officer
Bruce W. Maisel    Vice President and Chief Compliance Officer
Michael S. Speas    Vice President and Chief Information Security Officer
Aaron J. Wolf    Vice President and Chief Underwriter
Jay V. Johnson    Vice President and Treasurer
Terrie A. Wiedenheft    Vice President
Paul M. Kruth    Vice President
Paul C. Silva    Vice President
Denise L. Sparks    Vice President
Lindsay M. Connelly    Assistant Vice President, Assistant Treasurer
Benjamin E. Fotsch    Assistant Vice President
Christopher J. Roland    Assistant Vice President
Robert F. Noschang    Assistant Vice President
Amy M. Retzsch    Assistant Vice President
Donald P. Myers     Assistant Vice President
Andrew P. Shull    Assistant Vice President
Patrick F. McCormack    Assistant Vice President
Allen J. Miller    Assistant Vice President
Clayton H. Morris    Assistant Vice President
Sarah Sparks Herron    Assistant Secretary
James R. Murray    Assistant Vice President, Director, Risk Management
John S. Musgrove     Assistant Vice President and Assistant Treasurer
Jason T. Anderson    Assistant Treasurer
Michael Marchese III    Assistant Treasurer
Brenda L. Elliott    Manager, Licensing
*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
1 Principal Business Address: 1540 Broadway, New York, NY 10036-4086
2 Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024
3 Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584
3

Item 29. Persons Controlled by or Under Common Control with National Integrity or Registrant

SEC National Integrity
Affiliate	State	Entity Abb	Ownership	Type of Business
2758 South Main SPE, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
309 Holding LLC	DE	LLC	97% owned by The Western and Southern Life Insurance Company, 1% owned by W&S Real Estate Holdings, Inc. and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
505 Courtland Owner, LLC	DE	LLC	100% owned by Courtland Apartments, LLC	real estate ownership entity(ies)
506 Phelps Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Alta 287 Owner, LLC	DE	LLC	100% owned by ALTA 287 Venture, LLC (DE)	real estate ownership entity(ies)
ALTA 287 Venture, LLC	DE	LLC	47% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta at Horizons West Owner, LLC	DE	LLC	100% owned by Alta at Horizons West, LLC	real estate ownership entity(ies)
Alta at Horizons West, LLC	DE	LLC	47% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Mercer Crossing, LLC	DE	LLC	50% owned by Wood Mercer Crossing, LLC, 49% owned by Mercer Crossing Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Preston Residences, LLC	DE	LLC	100% owned by Alta Preston, LLC	ownership and operation of real estate
Alta Preston, LLC	DE	LLC	100% owned by Alta, 47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Aria JV, LLC	IN	LLC	74% owned by Lennox Zionsville Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Aria Zionsville, LLC	IN	LLC	100% owned by Aria JV, LLC	real estate ownership entity(ies)
Arvada Kipling Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ascent Plainfield, LLC	IN	LLC	64% owned by Stout Metro Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Beardsley Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Boston Capital Corporate Tax Credit Fund XLIX	DE	LP	25.751% limited partnership interests owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Buckeye Venture Partners, LLC	OH	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	OH	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Canal Senate Apartments, LLC	IN	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cape Barnstable Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Holdings, LLC	OH	LLC	99% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Hotel Investor, LLC	OH	LLC	100% owned by Carmel Holdings, LLC	real estate ownership entity(ies)
4

Carmel Hotel, LLC	IN	LLC	99% owned by Carmel Hotel Investor, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
CCA CBD Cincinnati LLC	OH	LLC	100% owned by 309 Holding, LLC	ownership and operation of real estate
Cedar Park Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cenizo Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Charlotte Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chattanooga Southside Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cincinnati CBD Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cleveland East Hotel, LLC	OH	LLC	99% owned by WSALD CEH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Columbus Life Insurance Company	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Courtland Apartments, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Covington Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Covington Fee Owner	DE	LLC	100% owned by Covington Land Partners LLC	real estate ownership entity(ies)
Covington Land Partners LLC	DE	LLC	64% owned by Covington Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Cranberry NP Hotel Company, LLC	PA	LLC	99% owned by NP Cranberry Hotel Investor LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Curve Luxury Apartments Investors, LLC	DE	LLC	59% owned by MC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	ownership and operation of real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Day Hill Road Land LLC	CT	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Delco Lofts, LLC	OH	LLC	99% owned by Patterson at First Investor Holdings, LLC	ownership and operation of real estate
Eagle Realty Capital Partners, LLC	OH	LLC	100% Eagle Realty Group, LLC	investment advisor
Eagle Realty Group, LLC	OH	LLC	100% owned by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% owned by Eagle Realty Group, LLC	real estate ownership entity(ies)
Eagle Rose Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Land Partners, LLC	DE	LLC	24% owned by Eagle Rose Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Owner, LLC	DE	LLC	100% owned by Eagle Rose Land Partners, LLC	ownership and operation of real estate
EMF DT SA, LLC (2017) (Encore River Walk)	DE	LLC	100% owned by EMF River Walk Investments, LLC	ownership and operation of real estate
5

EMF River Walk Investments, LLC	DE	LLC	54% owned by South Flores Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
EP/WSE Glendale Venture, LLC	DE	LLC	49% owned by Beardsley Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fabric Insurance Agency, LLC	DE	LLC	100% owned by Fabric Technologies, Inc.	insurance agency
Fabric Technologies, Inc.	DE	Corp.	100% owned by The Western and Southern Life Insurance Company	technology
Flats at Springhurst LLC	KY	LLC	100% owned by Springhurst JV, L.L.C.	ownership and operation of real estate
Flats Springhurst Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Forsyth Halcyon AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund
Fort Washington Flexible Income LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC and investors include The Western and Southern Life Insurance Company	managing member for private fixed income fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% owned by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	general partner is FWPEI IX GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	general partner is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	general partner is FWPEI VI GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	general partner is FWPEI VII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
6

Fort Washington Private Equity Investors VIII, L.P.	DE	LP	general partner is FWPEI VIII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	General Partner is FWPEI VIII GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X, L.P.	DE	LP	general partner is FWPEI X GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X-B, L.P.	DE	LP	general partner is FWPEI X GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors XI, L.P.	DE	LP	general partner is FWPEI XI GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors XI-B, L.P.	DE	LP	general partner is FWPEI XI GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors XI-K, L.P.	DE	LP	general partner is FWPEI XI GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	General Partner is FWPEO II GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund IV, L.P.	DE	LP	General Partner is FWPEO IV GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund IV-B, L.P.	DE	LP	General Partner is FWPEO IV GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund IV-Feeder, LLC	DE	LLC	General Partner is FWPEO IV GP, LLC and Fort Washington Investment Advisors, Inc. is its Managing Member	private equity fund
Fort Washington Private Equity Opportunities Fund IV-K, L.P.	DE	LP	General partner is FWPEO IV GP, LLC	private equity fund
Fort Washington Private Equity Small Market Investors II, L.P.	DE	LP	general partner is FWPEI Small Market II and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Small Market Investors II-B, L.P.	DE	LP	general partner is FWPEI Small Market II and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Small Market Investors II-K, L.P.	DE	LP	general partner is FWPEI Small Market II and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Small Market Investors X-S, L.P.	DE	LP	general partner is FWPEI Small Market II and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Securities Lending Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund
Fourth and Pike Apartments LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
7

Frontage Lodging Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
FWPEI IX GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund IX
FWPEI Mauna Kea GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
FWPEI Small Market II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Small Market II
FWPEI V GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VIII
FWPEI X GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund X
FWPEI XI GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund XI
FWPEO II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO III GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO IV GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund IV
Gateway at Arvada Ridge, LLC	DE	LLC	35.39% owned by Arvada Kipling Housing Holdings, LLC and 0.72% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Gerber Life Agency, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	insurance marketing services
Gerber Life Insurance Company	NY	Corp	100% owned by The Western and Southern Life Insurance Company
Glendale Beardsley, LLC	DE	LLC	100% owned by EP/WSE Glendale Venture, LLC (DE)	ownership and operation of real estate
Grand Dunes Senior Holding, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
GS Barnstable Land Owner, LLC	DE	LLC	100% owned by GS Barnstable Venture, LLC	real estate ownership entity(ies)
GS Barnstable Venture, LLC	DE	LLC	54% owned by Cape Barnstable Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
GS Lakeline AA Apartments, LLC	DE	LLC	49% owned by Cedar Park Senior Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
GS McFarland AA Apartments, LLC	DE	LLC	49% owned by Forsyth Halcyon AA Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
GS Nashville Hotel Owner, LLC	DE	LLC	100% owned by Nashville Hotel JV, LLC	ownership and operation of real estate
GS Short Pump AA Apartments Owner, LLC	DE	LLC	100% owned by GS Short Pump AA Apartments LLC	real estate ownership entity(ies)
GS Short Pump AA Apartments Owner, LLC	DE	LLC	100% owned by GS Short Pump AA Apartments, LLC	ownership and operation of real estate
GS Short Pump AA Apartments, LLC	DE	LLC	49% owned by Three Chopt AA Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice JV, LLC	DE	LLC	49% owned by Tamiami Senior Investor Holdings, LLC (OH) and 1% owned Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice, LLC	DE	LLC	100% owned by Heartis Venice JV, LLC	ownership and operation of real estate
Houston Reverie, LLC	TX	LLC	59% owned by River Hollow Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
IFS Financial Services, Inc. (IFS)	OH	Corp	100% owned by Western-Southern Life Assurance Company (Western-Southern Life Assurance Company)	real estate ownership entity(ies)
8

Integrity Life Insurance Company (ILIC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
JLB Southpark Apartments LLC	DE	LLC	49% owned by SP Charlotte Apts Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Jomax Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Jomax Residences, LLC	DE	LLC	100% owned by Jomax Holdings, LLC	real estate ownership entity(ies)
KCJA X NNN Industrial Investor Holdings, LLC	OH	LLC	100% owned by Western-Southern Life Assurance Company	real estate ownership entity(ies)
KCWSE Palmetto Pointe, LLC	DE	LLC	64% owned by Cenizo Apartments Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Keller Hicks Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaFrontera Hotel LLC	TX	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Lodging Partners LP	OH	LP	99% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Lennox Zionsville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LLIA, Inc.	OH	Corp	100% owned by The Lafayette Life Insurance Company	general insurance agency
Lorraine Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Lytle Park Inn, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Main Hospitality Holdings, LLC	OH	LLC	78.4% owned by W&S Real Estate Holdings, LLC and 1.6% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Manchester Holdings, LLC	DE	LLC	67.89% by Manchester Semmes OZ Fund, LLC (OH); 25.72% by Manchester Semmes OZ Fund No. 2, LLC (AL); and 1.39% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Manchester Residences, LLC	DE	LLC	100% owned by Manchester Holdings, LLC	real estate ownership entity(ies)
Manchester Semmes OZ Fund No. 2, LLC	AL	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Manchester Semmes OZ Fund, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mauna Kea Taft-Hartley Partners (ERISA), L.P.	DE	LP		private equity fund
MC Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mercer Crossing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Midtown Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Apartments JV, LLC	DE	LLC	54% owned by Monterosso Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Apartments, LLC	DE	LLC	100% owned by Monterosso Apartments JV, LLC	ownership and operation of real estate
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
9

MP Dallas Development Holdings, LLC	DE	LLC	49% owned by Midtown Park Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Project Owner, LLC	DE	LLC	100% owned by MP Dallas Development Holdings, LLC	ownership and operation of real estate
Nashville Hotel JV, LLC	DE	LLC	52% owned by W&S REH and 3% by ERI	real estate ownership entity(ies)
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Pittsburgh Hotel LLC	PA	LLC	99% owned by WSALD NPH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
NP Cranberry Hotel Investor, LLC	OH	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	real estate ownership entity(ies)
OTR Housing Associates, L.P.	OH	LP	98% owned by The Western and Southern Life Insurance Company; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
OTR Redevelopment Group, LLC	OH	LLC	100% owned by OTR Walnut Housing, Ltd.	real estate ownership entity(ies)
OTR Transitional Housing, L.P.	OH	LP	99% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Park BLVD Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Park BLVD Residences, LLC	DE	LLC	100% owned by Park Blvd Holdings, LLC	real estate ownership entity(ies)
Patterson at First Investor Holdings, LLC	OH	LLC	100% owned by Integrity Life Insurance Company	real estate ownership entity(ies)
Pleasanton Hotel Holding Company LLC	DE	LLC	69% owned by Pleasanton Hotel Investor Holdings, 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Project Owner, LLC	DE	LLC	100% owned by Pleasanton Hotel Holding Company LLC	ownership and operation of real estate
Portside Residences, LLC	DE	LLC	100% owned by PRLE, LLC	real estate ownership entity(ies)
Prairie Path Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Price Road Hotel LLC	DE	LLC	64% owned by Price Willis Lodging Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Price Willis Lodging Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
PRLE, LLC	DE	LLC	49% owned by Grand Dunes Senior Holding, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Project Titan SPV LLC	DE	LLC	44.2% owned by FWPEO Fund IV, L.P.; 16.4% owned by FWPEI X; 11.5% owned by FWPEO Fund IV-K; 7.5% owned by FWPEI X-B; 6.8% owned by FWPEI IX; 4% owned by FWPEO Fund IV-B; 3.3% owned by FWPE Small Market Investors X-S; 3.2% owned by FWPEI IX-B and IX-K.	investment vehicle
Queen City Square, LLC	OH	LLC	99.75% owned to The Western and Southern Life Insurance Company; .25% Eagle Realty Investments, Inc.	ownership and operation of real estate
Raleigh Hotel Holding Company LLC	DE	LLC	62% owned by W&SREH and 3% owned by ERI	real estate ownership entity(ies)
10

Raleigh Project Owner LLC	DE	LLC	100% owned by Raleigh Hotel Holding Company, LLC	ownership and operation of real estate
Rancho Presidio Fee Owner LLC	DE	LLC	100% owned by Rancho Presidio Land Partners LLC	real estate ownership entity(ies)
Rancho Presidio Land Partners LLC	DE	LLC	21.14% owned by W&S Real Estate Holdings and 3.86% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Revel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
River Hollow Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Fee Owner LLC	DE	LLC	100% owned by Russell Bay Land Partners LLC	ownership and operation of real estate
Russell Bay Land Partners LLC	DE	LLC	64% owned by Russell Bay Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sarasota Property Owner, LLC	DE	LLC	100% owned by Senior Living at Sarasota, LLC	ownership and operation of real estate
Securities Lending Fund LLC	WI	LLC	100% owned by Fort Washington Investment Advisors, Inc.	investment vehicle
Senior Living at Sarasota, LLC	DE	LLC	49% owned by Lorraine Senior Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Seventh and Culvert Garage, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Sixth and Saratoga NW, LLC	KY	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
South Flores Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Fee Owner LLC	DE	LLC	100% owned by South Kirkman Land Partners LLC	ownership and operation of real estate
South Kirkman Land Partners LLC	DE	LLC	64% owned by South Kirkman Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Southside Works City Apartments, LLC	DE	LLC	49% owned by Southside Tunnel Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Springhurst JV, L.L.C.	KY	LLC	64% owned by Flats Springhurst Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Stout Metro Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance Hotel Investor, LLC	OH	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entity(ies)
Sundance Hotel, LLC	DE	LLC	64% owned by Sundance Hotel Investor, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance LaFrontera Holdings, LLC	OH	LLC	98% owned by The Western and Southern Life Insurance Company and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
11

Tamiami Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Lafayette Life Insurance Company	OH	Corp	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% owned by WSFG
Three Chopt AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Fee Owner LLC	DE	LLC	100% owned by Timacuan Land Partners LLC (DE)	ownership and operation of real estate
Timacuan Land Partners LLC	DE	LLC	64% owned by Timacuan Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Touchstone Advisors, Inc.	OH	Corp	100% owned by IFS Financial Services, Inc.	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% owned by IFS Financial Services, Inc. Financial Services, Inc.	securities broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Trevi Fee Owner, LLC	DE	LLC	100% Trevi Land Partners, LLC	ownership and operation of real estate
Trevi Land Partners, LLC	DE	LLC	64% Trevi Apartment Holdings, LLC; 1% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	general partner is Tri-State Ventures, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	general partner is Tri-State Ventures II, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
TXFL NNN Office Investor Holdings, LLC	OH	LLC	40.7408% owned by Western-Southern Life Assurance Company, 29.6296% owned by The Lafayette Life Insurance Company, 14.8148% owned by Integrity Life Insurance Company, 14.8148% owned by National Integrity Life Insurance Company	real estate ownership entity(ies)
UGR Holdings, LLC	DE	LLC	99% owned by University Shade Investor Holdings, LLC (OH) and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
University Grove Residences, LLC	DE	LLC	100% owned by UGR Holdings, LLC (DE)	ownership and operation of real estate
University Shade Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% owned by Frontage Lodging Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Owner ESHV, LLC	DE	LLC	100% owned by Vail Hotel Holdings ESHV, LLC	ownership and operation of real estate
Vinings Trace, LLC	IN	LLC	99% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
W Flats Residences, LLC	DE	LLC	66.5% owned by W Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
12

W&S Brokerage Services, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	general insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Warm Springs Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Warm Springs Fee Owner LLC	DE	LLC	100% owned by Warm Springs Land Partners LLC	ownership and operation of real estate
Warm Springs Land Partners LLC	DE	LLC	64% owned by Warm Springs Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Warrenville Property Partners LLC	DE	LLC	100% owned by Warrenville Venture Partners LLC	real estate ownership entity(ies)
Warrenville Venture Partners LLC	DE	LLC	49% owned by Prairie Path Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
West Crescent Venture Partners LLC	DE	LLC	49% owned by Revel Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
West Crescent Venture Partners LLC	DE	LLC	49% owned by Revel Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WestAd Leasing, LLC	OH	LLC	100% owned by Western & Southern Financial Group, Inc. (WSFG)	Airplane ownership/leasing
Western & Southern Agency, Inc.	OH	Corp	100% owned by The Western and Southern Life Insurance Company	general insurance agency
Western & Southern Financial Fund Inc	OH	NP Corp		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Westhouse Residences, LLC	DE	LLC	49% owned by Keller Hicks Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
WL Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WL Houston Parkway, LLC	TX	LLC	55% owned by WL Apartment Holdings and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WS Country Place GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Workforce Apartments Investor, LLC	OH	LLC		real estate ownership entity(ies)
WSALD CEH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSALD NPH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSFG WG Charlotte NC, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
13

WSFG WG Holding RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Providence RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSL Partners, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund

Item 30. Indemnification
National Integrity's By-Laws provide, in Article VII, Section 7.1 provides:
To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:
(a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;
(b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and
(c) the related expenses of any such person in any other of said categories may be advanced by the Company.
Item 31. Principal Underwriters
(a) Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.
(b) The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:
Directors:
James N. Clark    Director
Jill T. McGruder    Director
Jonathan D. Niemeyer    Director
Donald J. Wuebbling    Director

Officers:
E. Blake Moore, Jr.    President and Chief Executive Officer
Mary T. Mock    Sr. Vice President, Head of Distribution
Timothy J. Costanza     Vice President, Managing Director Institutional Development
Jay V. Johnson    Vice President and Treasurer
Sharon L. Karp    Vice President
Amy Fisher    Vice President, Managing Director Business Development
Timothy S. Stearns    Vice President and Chief Compliance Officer
Terrie A. Wiedenheft    Chief Financial Officer
Benjamin J. Alge    Divisional Vice President
Timothy A. Bray    Divisional Vice President
Michael S. Jones    Assistant Vice President
Lindsay M. Connelly    Assistant Vice President and Assistant Treasurer
John S. Musgrove     Assistant Vice President and Assistant Treasurer
Jason T. Anderson    Assistant Treasurer
Michael Marchese III    Assistant Treasurer
14

Sarah Sparks Herron    Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
(c)    Not applicable.
Item 32. Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202.
Item 33. Management Services
There are currently no management-related services provided to the Registrant.
Item 34. Fee Representation
Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, National Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.
EXHIBIT INDEX
Item 27(k) Legal Opinion. Opinion and Consent of Bryan J. Kreyling, Esq. as to the legality of the securities registered. FILED HEREWITH.
Item 27(l) Other Opinions. Consent of Independent Registered Public Accounting Firm. FILED HEREWITH
Item 99.1 Additional Exhibits

15

NAT VAROOM    April 2022

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this April 28, 2022.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

NAT VAROOM    April 2022

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 28, 2022.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 28, 2022

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 28, 2022

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 28, 2022

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 28, 2022	April 28, 2022
/s/ Daniel J. Downing	/s/ Jonathan D. Niemeyer
Daniel J. Downing	Jonathan D. Niemeyer
April 28, 2022	April 28, 2022
/s/ Donald J. Wuebbling
Donald J. Wuebbling
April 28, 2022

NAT VAROOM    April 2022

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 28, 2022.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 28, 2022

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 28, 2022

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 28, 2022

DIRECTORS:

/s/ John F. Barrett	/s/ Wade M. Fugate
John F. Barrett	Wade M. Fugate, Attorney-in-Fact for Jo Ann Davidson
April 28, 2022
April 28, 2022

/s/ Wade M. Fugate	/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for James N. Clark	Wade M. Fugate, Attorney-in-Fact for Robert B. Truitt
April 28, 2022	April 22, 2022

/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for Thomas L. Williams
April 28, 2022